     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005

                                                     REGISTRATION NOS. 333-31482
                                                                       811-08641

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-6

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 7


                                   ----------

                         EQUITRUST LIFE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        EQUITRUST LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
                                  515-225-5400
          (Address and Telephone Number of Principal Executive Office)

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
     BOX):

     / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH OF RULE 485:


     /X/  ON MAY 1, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485;


     / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (1) OF RULE 485;

     / /  ON (DATE) PURSUANT TO PARAGRAPH (a) (1) OF RULE 485.

     IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

TITLE OF SECURITIES BEING REGISTERED: FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES


================================================================================

                         EQUITRUST LIFE VARIABLE ACCOUNT

                         FLEXIBLE PREMIUM LAST SURVIVOR
                         VARIABLE LIFE INSURANCE POLICY

                                   PROSPECTUS

                                   May 1, 2005


Equitrust Life Insurance Company ("Equitrust," "we," "us" or "our") is offering a flexible premium last survivor variable life insurance policy (the "Policy") described in this Prospectus. Equitrust designed the Policy: (1) to provide insurance protection to age 115 (age 95 in certain states); and (2) to permit the purchaser of a Policy ("you" or "your") to vary premium payments and adjust the death proceeds payable under the Policy.

While the Policy is in force, we will pay:

       -      death proceeds upon the last death of the Joint Insureds, and

       - a Net Surrender Value or Net Accumulated Value upon complete surrender or partial withdrawal of the Policy.

You may allocate Net Premiums under a Policy to one or more of the Subaccounts of Equitrust Life Variable Account (the "Variable Account"). Death proceeds may, and Accumulated Value will, vary with the investment performance of the Variable Account. Each Subaccount invests exclusively in shares of the Investment Options listed below. Current prospectuses that describe the investment objectives and risks of each Investment Option must accompany or precede this Prospectus.


American Century Investments

   VP Ultra(R) Fund
   VP Vista(SM) Fund
Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio
   VIF Developing Leaders Portfolio
   VIF Disciplined Stock Portfolio
   VIF Growth and Income Portfolio
   VIF International Equity Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio
   Value Growth Portfolio

Fidelity(R) Variable Insurance Products Funds

   VIP Contrafund(R) Portfolio--Initial Class
   VIP Growth Portfolio--Initial Class
   VIP Growth & Income Portfolio--Initial Class
   VIP High Income Portfolio--Service Class 2
   VIP Index 500 Portfolio--Initial Class
   VIP Mid Cap Portfolio--Service Class 2
   VIP Overseas Portfolio--Initial Class
Franklin Templeton Variable Insurance
 Products Trust--Class 2
   Franklin Real Estate Fund--Class 2

   Franklin Small Cap Value Securities Fund--Class 2
   Franklin Small-Mid Cap Growth Securities Fund
     (formerly known as Franklin Small Cap Fund)--Class 2
   Franklin U.S. Government Fund--Class 2

   Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities Fund--Class 2
J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
Summit Pinnacle Series
   Nasdaq-100 Index Portfolio
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   Mid-Cap Growth Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
   International Stock Portfolio

You may also allocate Net Premiums to the Declared Interest Option, which is supported by our General Account. We credit amounts allocated to the Declared Interest Option with at least a 4% annual interest rate.

The T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount") is not available for investment (allocation of premium payments and transfers) under Policies issued on or after May 1, 2004. The MCG Subaccount will continue to be available for investment to a Policyowner whose Policy is issued on or before April 30, 2004 ("Existing Owner"). Existing Owners may continue to allocate premium payments to and make transfers from the other Subaccounts and the Declared Interest Option to the MCG Subaccount. Existing Owners may also continue to make transfers from the MCG Subaccount to the other Subaccounts and the Declared Interest Option.

PLEASE NOTE THAT THE POLICIES AND INVESTMENT OPTIONS ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS AND ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED. WE DO NOT GUARANTEE THE AMOUNT AND/OR DURATION OF INSURANCE COVERAGE UNDER THE POLICY.

This Prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR MAINTENANCE OF THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY. PLEASE CONSULT YOUR REGISTERED REPRESENTATIVE OR TAX ADVISER.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
         OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Please read this Prospectus carefully and retain it for future reference.

                                   Issued By:
                        EquiTrust Life Insurance Company
                             5400 University Avenue
                           West Des Moines, Iowa 50266

TABLE OF CONTENTS


                                                                           PAGE
                                                                         -------
POLICY BENEFITS/RISK SUMMARY                                                   3
        Policy Benefits                                                        3
        Policy Risks                                                           5
        Portfolio Risks                                                        6
FEE TABLES                                                                     7
EQUITRUST LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT                     14
        EquiTrust Life Insurance Company                                      14
        IMSA                                                                  14
        The Variable Account                                                  14
        Investment Options                                                    14
        Addition, Deletion or Substitution of Investments                     21
THE POLICY                                                                    22
        Purchasing the Policy                                                 22
        Premiums                                                              22
        Examination of Policy (Cancellation Privilege)                        25
        Policy Lapse and Reinstatement                                        25
POLICY BENEFITS                                                               26
        Accumulated Value Benefits                                            26
        Transfers                                                             29
        Loan Benefits                                                         32
        Death Proceeds                                                        34
        Benefits at Maturity                                                  36
CHARGES AND DEDUCTIONS                                                        36
        Premium Expense Charge                                                36
        Monthly Deduction                                                     36
        Transfer Charge                                                       38
        Partial Withdrawal Fee                                                39
        Surrender Charge                                                      39
        Variable Account Charges                                              39
THE DECLARED INTEREST OPTION                                                  40
        Transfers, Partial Withdrawals, Surrenders and Policy Loans           40
GENERAL PROVISIONS                                                            41
        Change of Provisions                                                  41
        Ownership                                                             41
        The Beneficiary                                                       41
        Change of Address                                                     41
DISTRIBUTION OF THE POLICIES                                                  41
FEDERAL TAX MATTERS                                                           42
        Introduction                                                          42
        Tax Status of the Policy                                              43
        Tax Treatment of Policy Benefits                                      43
        Possible Tax Law Changes                                              47
        Taxation of the Company                                               47
ADDITIONAL INFORMATION                                                        47
        Voting Rights                                                         47
        Postponement of Payments                                              48
        Legal Proceedings                                                     48

                                                                           PAGE
                                                                         -------
FINANCIAL STATEMENTS                                                          49
STATEMENT OF ADDITIONAL INFORMATION                                           49
GLOSSARY                                                                     G-1
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                    SAI-TOC


                   The Policy is not available in all States.

This Prospectus constitutes an offering only in those jurisdictions where such offering may lawfully be made. EquiTrust has not authorized any dealer, salesman or other person to give any information or make any representations in connection with this offering other than those contained in this Prospectus. Do not rely on any such other information or representations.

POLICY BENEFITS/RISKS SUMMARY

   This summary describes the Policy's important benefits and risks. The sections in the Prospectus following this summary discuss the Policy's benefits and other provisions in more detail. THE GLOSSARY AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                 POLICY BENEFITS

   Your Policy is a flexible premium last survivor variable life insurance policy that provides life insurance protection upon the last death of the Joint Insureds. The death benefit proceeds payable to the Beneficiary may, and your Accumulated Value under the Policy will, vary based on the investment performance of the Subaccounts you choose and the amount of interest credited in the Declared Interest Option. You may make withdrawals and loans from your Accumulated Value under the Policy subject to certain conditions described in this Prospectus. You may surrender your Policy at any time.

DEATH BENEFIT

       - DEATH BENEFIT PROCEEDS: We pay the death benefit (less any Policy Debt plus any unearned loan interest and any premiums paid after the date of death) to the Beneficiary upon the last death of the Joint Insureds. We will increase the death benefit by the amount of any additional insurance provided by optional benefit rider(s).

       - DEATH BENEFIT OPTIONS: You may choose between two death benefit options under the Policy. You may change the death benefit option at any time while the Policy is in force. You may change the Specified Amount (which is the amount of insurance you select), after the first Policy Year, while the Policy is in force. We calculate the amount available under each death benefit option monthly and on the last death of the Joint Insureds.

              - OPTION A is equal to the greater of: (1) the sum of the Specified Amount and the Accumulated Value; or (2) the Accumulated Value multiplied by the specified amount factor for the Joint Equal Attained Age, as set forth in the Policy.

              - OPTION B is equal to the greater of: (1) Specified Amount; or (2) the Accumulated Value multiplied by the specified amount factor for the Joint Equal Attained Age, as set forth in the Policy.

       - UNIVERSAL DEATH BENEFIT GUARANTEE RIDER: Under the Universal Death Benefit Guarantee Rider, which is available at no charge, your Policy will not lapse (expire without value) even if the Net Accumulated Value during the first three Policy Years, or the Net Surrender Value after the first three Policy Years, is not enough to cover monthly charges provided you pay the death benefit guarantee monthly premium. We will notify you of any shortfall which must be paid within a 61-day Grace Period.

SURRENDERS, PARTIAL WITHDRAWALS, TRANSFERS AND POLICY LOANS

       - SURRENDERS: At any time while your Policy is in force, you may make a written request to us at our Home Office to surrender your Policy and receive the Net Surrender Value. The Net Surrender Value is the Surrender Value less any Policy Debt plus any unearned loan interest. A SURRENDER MAY HAVE TAX CONSEQUENCES.

       - PARTIAL WITHDRAWALS: At any time while your Policy is in force, you may make a written request to withdraw part of the Net Surrender Value, subject to a $500 minimum. PARTIAL WITHDRAWALS MAY HAVE TAX CONSEQUENCES.

       - TRANSFERS: Subject to certain limitations, you may transfer amounts among the Subaccounts an unlimited number of times in a Policy Year. The initial twelve transfers in each Policy Year will be completed without charge. We may assess a $25 charge for each transfer after the twelfth transfer in a Policy Year. You may only make one transfer per Policy Year between the Declared Interest Option and the Variable Account.


       - LOANS: You may take a loan from your Policy at any time. The maximum loan amount you may take is 90% of the Net Surrender Value of the Policy at the end of the Valuation Period during which we receive your request for a loan (unless a higher percentage is permitted in your state). We charge you a maximum annual interest rate on your loan equal to the greater of 5.5% or the "Published Monthly Average of the Composite Yield on Seasoned Corporate Bonds" published by Moody's Investors Service, Inc., as described under "POLICY BENEFITS--Loan Benefits--LOAN INTEREST CHARGED" on page 32. We credit interest on amounts transferred from the Variable Account and held as security for the loan at an effective annual rate equal to the greater of 4% or the current effective loan interest rate minus no more than 3%, as determined by the Company. After the tenth Policy Year, we may allow you to take a loan in an amount equal to or less than the gain under the Policy with a net annual interest rate of 0%. LOANS MAY HAVE TAX CONSEQUENCES.


PREMIUMS

       - FLEXIBILITY OF PREMIUMS: After you pay the initial premium, you may pay subsequent premiums at any time (prior to the Maturity
              Date) and in any amount (but not less than $100), subject to a certain maximum. You may select a premium payment plan to pay premiums quarterly, semi-annually or annually. You are not required to pay premiums according to the plan.

       - CANCELLATION PRIVILEGE: When you receive your Policy, the free-look period begins. You may return your Policy during this period and receive a refund. We will refund an amount equal to the greater or: (1) the premiums paid; or (2) the Accumulated Value on the Business Day we receive the Policy at our Home Office plus any charges deducted. The free-look period expires at midnight on the 20th day after you receive the Policy. This period will be longer if required by state law.

THE POLICY

       - OWNERSHIP RIGHTS: While either Joint Insured is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the Beneficiary, changing the Policyowner and assigning the Policy. Changing the Policyowner or assigning the Policy may have tax consequences.

       - VARIABLE ACCOUNT: You may direct the money in your Policy to any of the Subaccounts of the Variable Account. Each Subaccount invests exclusively in one of the Investment Options listed on the first page of this Prospectus.

       - DECLARED INTEREST OPTION: You may place money in the Declared Interest Option where it is guaranteed to earn at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

       - ACCUMULATED VALUE: Accumulated Value is the sum of the values of your Policy in the Subaccounts and the Declared Interest Option plus any outstanding Policy Debt. Accumulated Value varies from day to day depending on the investment performance of the Subaccounts you choose, interest we credit to the Declared Interest Option, charges we deduct and any other transactions (e.g., transfers, partial withdrawals and loans). WE DO NOT GUARANTEE A MINIMUM ACCUMULATED VALUE.

       - PAYMENT OPTIONS: There are several ways of receiving proceeds under the death benefit, surrender, partial withdrawal and maturity provisions of the Policy, other than in a lump sum. None of the available payment options vary with the investment performance of the Variable Account. Other options may be available. More detailed information concerning these payment options is available on request from our Home Office.

SUPPLEMENTAL BENEFITS AND RIDERS

   We offer several riders that provide supplemental benefits under the Policy, such as the Last Survivor Universal Cost of Living Rider, which provides for an automatic increase in the Specified Amount every three (3) years according to the Consumer Price Index. We generally deduct any monthly charges for these riders from Accumulated Value as part of the monthly deduction. Your registered representative can help you determine whether any of these riders are suitable for you. These riders may not be available in all states. Please contact us for further details.

                                  POLICY RISKS

INVESTMENT RISK

   If you invest your Accumulated Value in one or more Subaccounts, you will be subject to the risk that the investment performance of the Subaccounts will be unfavorable and that, due to the unfavorable performance and resulting higher insurance charges, the Accumulated Value will decrease. You will also be subject to the risk that the investment performance of the Subaccounts you select may be less favorable than that of other Subaccounts. In order to keep the Policy in force, you may be required to pay more premiums than originally planned. You could lose everything you invest.

   If you allocate Net Premiums to the Declared Interest Option, we will credit your Accumulated Value (in the Declared Interest Option) with a declared rate of interest. However, you assume the risk that the rate may decrease, although it may never be lower than the guaranteed annual rate of 4%.

RISK OF LAPSE

   If your Net Accumulated Value during the first three Policy Years, or your Net Surrender Value after the first three Policy Years, is not enough to pay the charges deducted each month, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy generally will not lapse at the end of a Grace Period if you make a premium payment that, when reduced by the premium expense charge, will be at least equal to three times the monthly charges under the Policy immediately preceding the Grace Period. You may reinstate a lapsed Policy subject to certain conditions.

TAX RISKS


   In order to qualify as a life insurance contract for federal income tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited, especially with regard to policies issued on joint lives. While we believe that it is reasonable to conclude that a Policy should satisfy the applicable requirements of the Code, certain features of the Policy are not addressed in the relevant authorities. For example, the relevant authorities do not address the Policy's use of Joint Equal Age calculations to test for compliance with the requirements of the Code. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy generally should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not be taxed on these proceeds.


   Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, any surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are any earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. However, the tax consequences associated with loans on Policies in force for ten years or more is unclear. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

   SEE "FEDERAL TAX MATTERS." YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL POLICY-RELATED TAX MATTERS.

PARTIAL WITHDRAWAL AND SURRENDER RISKS

   The Surrender Charge under the Policy applies for the first ten Policy Years in the event you surrender your Policy and may be considerable. (The Surrender Charge also applies to an increase in Specified Amount if a surrender occurs within ten Policy Years following the increase in Specified Amount.) It is possible that you will receive no Net Surrender Value if you surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT.

   Even if you do not ask to surrender your Policy, Surrender Charges may play a role in determining whether your Policy will lapse (terminate without value), because Surrender Charges affect the Net Surrender Value which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly lapse). See "Risk of Lapse" above.

   Partial withdrawals may not exceed the lesser of (1) the Net Surrender Value less $500; or (2) 90% of the Net Surrender Value. Partial withdrawals are assessed a charge equal to the lesser of $25 or 2% of the Accumulated Value withdrawn.

   A PARTIAL WITHDRAWAL OR SURRENDER MAY HAVE TAX CONSEQUENCES.

POLICY LOAN RISKS

   A Policy Loan, whether or not repaid, will affect Accumulated Value over time because we subtract the amount of the Policy Loan from the Subaccounts and/or Declared Interest Option as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher interest rate credited to the Declared Interest Option.

   We reduce the amount we pay on the last Joint Insured's death by any outstanding Policy Debt. Your Policy may lapse (terminate without value) if Policy Debt plus any unearned interest reduces your Net Surrender Value to zero.

   If you surrender the Policy or allow it to lapse while a Policy Loan is outstanding, the amount of the loan, to the extent if has not previously been taxed, will be added to any amount you receive and taxed accordingly.

RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES

   Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

                                 PORTFOLIO RISKS

   A comprehensive discussion of the risks of each Investment Option may be found in each Fund's prospectus. Please refer to each Fund's prospectus for more information.

   There is no assurance that any Fund will achieve its stated investment objective.

FEE TABLES

   The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Policy.

   The first table describes the fees and expenses that are payable at the time you buy the Policy, surrender the Policy or transfer Accumulated Value among the Subaccounts and Declared Interest Option.

                                TRANSACTION FEES

                                                               AMOUNT DEDUCTED--
                                   WHEN CHARGE IS              MAXIMUM GUARANTEED              AMOUNT DEDUCTED--
CHARGE                                DEDUCTED                      CHARGE*                     CURRENT CHARGE
-----------------------------------------------------------------------------------------------------------------------
Premium Expense Charge      Upon payment of each premium   7% of each premium payment   7% of each premium payment up
                                                                                        to the Target Premium(1) for a
                                                                                        Policy Year, then 2% of each
                                                                                        premium payment over the Target
                                                                                        Premium

Partial Withdrawal Fee      Upon partial withdrawal        2% of the Accumulated        2% of the Accumulated Value
                                                           Value withdrawn, not to      withdrawn, not to exceed $25
                                                           exceed $25

Surrender Charge(2)         Upon a full surrender of
                            your Policy during the first
                            ten Policy Years, and for
                            the first ten Policy Years
                            following an increase in
                            Specified Amount to the
                            extent of the increase

MINIMUM CHARGE(3)                                          $10.88 per $1,000 of         $10.88 per $1,000 of Specified
                                                           Specified Amount or          Amount or Specified Amount
                                                           Specified Amount increase    increase

MAXIMUM CHARGE(4)                                          $54.26 per $1,000 of         $54.26 per $1,000 of Specified
                                                           Specified Amount or          Amount or Specified Amount
                                                           Specified Amount increase    increase

CHARGE FOR JOINT EQUAL                                     $29.31 per $1,000 of         $29.31 per $1,000 of Specified
ISSUE AGE 55, NON-TOBACCO                                  Specified Amount or          Amount or Specified Amount
IN FIRST POLICY YEAR                                       Specified Amount increase    increase

Transfer Charge             Upon transfer                  First twelve transfers in    First twelve transfers in a
                                                           a Policy Year are free,      Policy Year are free, $25 for
                                                           $25 for each subsequent      each subsequent transfer
                                                           transfer

* We may charge fees and use rates that are lower than the maximum guaranteed charge. Current charges are the fees and rates currently in effect. Any changes in current charges will be prospective and will never exceed the maximum charge.

(1) The Target Premium is a specified annual premium which is based on the ages and underwriting classes of the Joint Insureds, the Specified Amount of the Policy and the types and amounts of any additional benefits included in the Policy. The maximum Target Premium for a Policy is $295.31 per $1,000, plus $65. This figure assumes that the Joint Insureds have the following characteristics:
Joint Equal Attained Age 94, Non-Tobacco, Tobacco or Combined Tobacco class. The Target Premium for your Policy is shown on your Policy's data page.

(2) The Surrender Charge equals a charge per $1,000 of Specified Amount, and varies based on the Joint Insured's Issue Age, underwriting class and Policy Year. The Surrender Charge shown in the table may not be representative of the charge you will pay. Your Policy's data page indicates the Surrender Charge applicable to your Policy. More detailed information concerning your Surrender Charge is available upon request at our Home Office. This charge is assessed during the first ten Policy Years, and during the first ten Policy Years following an increase in Specified Amount to the extent of the increase. The Surrender Charge decreases annually over the Surrender Charge period.

(3) The minimum shown is the first Policy Year Surrender Charge for Joint Insureds with the following characteristics: Joint Equal Issue Age 18, Non-Tobacco.

(4) The maximum shown is the first Policy Year Surrender Charge for Joint Insureds with the following characteristics: Joint Equal Issue Age 68, Combined Tobacco class and Joint Equal Age 69, Non-Tobacco Class. (In states where the maturity age is 95, the maximum first Policy Year Surrender Charge is $54.25 per $1,000 of Specified Amount for Joint Insureds with the following characteristics: Joint Equal Issue Age 68, Combined Tobacco class.)

   The next table describes the fees and expenses that you will pay periodically during the time that you own your Policy, not including expenses of each Investment Option.

                                PERIODIC CHARGES
                (OTHER THAN INVESTMENT OPTION OPERATING EXPENSES)

                                                               AMOUNT DEDUCTED--
                                   WHEN CHARGE IS              MAXIMUM GUARANTEED              AMOUNT DEDUCTED--
CHARGE                                DEDUCTED                      CHARGE                      CURRENT CHARGE
-----------------------------------------------------------------------------------------------------------------------
Cost of Insurance           Monthly, on the Monthly
Charge(5)                   Deduction Day

MINIMUM CHARGE(6)                                          $0.000251 per $1,000 net     $0.000168 per $1,000 net
                                                           amount at risk               amount at risk

MAXIMUM CHARGE(7)                                          $90.90909 per $1,000 net     $33.620614 per $1,000 net
                                                           amount at risk               amount at risk

FIRST-YEAR CHARGE FOR                                      $0.004417 per $1,000 net     $0.001602 per $1,000 net
JOINT EQUAL ISSUE AGE 55,                                  amount at risk               amount at risk
NON-TOBACCO

Monthly Policy Expense      Monthly, on the Monthly        $14                          $10
Charge                      Deduction Day

Monthly Per $1,000 Charge   Monthly, on the Monthly        $0.05 per $1,000 of          $0.03 per $1,000 of Specified
                            Deduction Day                  Specified Amount             Amount

First-Year Monthly Policy   Monthly, on the Monthly        $14                          $10
Expense Charge              Deduction Day for the first
                            12 Policy Months

First-Year Monthly Per      Monthly, on the Monthly        $0.14 per $1,000 of          $0.10 per $1,000 of Specified
$1,000 Charge               Deduction Day for the first    Specified Amount or          Amount or Specified Amount
                            12 Policy Months, and for      Specified Amount increase    increase
                            the first 12 Policy Months
                            following an increase in
                            Specified Amount to the
                            extent of the increase

Mortality and Expense       Daily                          Effective annual rate of     Effective annual rate of 0.90%
Risk Charge                                                1.05% of the average daily   of the average daily net assets
                                                           net assets of each           of each Subaccount you are
                                                           Subaccount you are           invested in
                                                           invested in

Policy Loan Interest        On the Policy Anniversary      3% (effective annual rate)   2.00% (effective annual rate)
Spread(8)                   or earlier, as applicable(9)

                                                    PERIODIC CHARGES
                                             (OPTIONAL BENEFIT RIDERS ONLY)

                                                               AMOUNT DEDUCTED--
                                   WHEN CHARGE IS              MAXIMUM GUARANTEED              AMOUNT DEDUCTED--
CHARGE(10)                            DEDUCTED                      CHARGE                      CURRENT CHARGE
-----------------------------------------------------------------------------------------------------------------------
Last Survivor Universal     Monthly, on the Monthly
Cost of Living Increase     Deduction Day
Rider

MINIMUM CHARGE(11)                                         $0.000833 per $1,000 of      $0.000833 per $1,000 of
                                                           Specified Amount             Specified Amount

MAXIMUM CHARGE(12)                                         $1.475833 per $1,000 of      $1.045000 per $1,000 of
                                                           Specified Amount             Specified Amount

CHARGE FOR JOINT EQUAL                                     $0.005833 per $1,000 of      $0.002500 per $1,000 of
ISSUE AGE 55, NON-TOBACCO                                  Specified Amount             Specified Amount

Estate Protector 4-Year     Monthly, on the Monthly
Non-Renewable Last          Deduction Day
Survivor Term Rider

MINIMUM CHARGE(13)                                         $0.031000 per $1,000 of      $0.023250 per $1,000 of rider
                                                           rider coverage amount        coverage amount

MAXIMUM CHARGE(14)                                         $4.606600 per $1,000 of      $1.317500 per $1,000 of rider
                                                           rider coverage amount        coverage amount

CHARGE FOR JOINT EQUAL                                     $0.042625 per $1,000 of      $0.034875 per $1,000 of rider
ISSUE AGE 55, NON-TOBACCO                                  rider coverage amount        coverage amount

                                                               AMOUNT DEDUCTED--
                                   WHEN CHARGE IS              MAXIMUM GUARANTEED              AMOUNT DEDUCTED--
CHARGE(10)                            DEDUCTED                      CHARGE                      CURRENT CHARGE
-----------------------------------------------------------------------------------------------------------------------
Last Survivor Universal     Monthly, on the Monthly
Term Life Insurance Rider   Deduction Day

MINIMUM CHARGE(15)                                         $0.077500 per $1,000 of      $0.028675 per $1,000 of
                                                           rider coverage amount        rider coverage amount

MAXIMUM CHARGE(16)                                         $90.90909 per $1,000 of      $43.856510 per $1,000 of
                                                           rider coverage amount        rider coverage amount

CHARGE FOR MALE, ISSUE                                     $0.939300 per $1,000 of      $0.361925 per $1,000 of
AGE 55, NON-TOBACCO                                        rider coverage amount        rider coverage amount

(5) The cost of insurance charge will vary based on the Joint Insureds' Joint Equal Issue Age, underwriting class and Policy duration. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's data page indicates the guaranteed cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charge is available on request from our Home Office. Also, before you purchase the Policy, we can provide you hypothetical illustrations of Policy values based upon the Joint Insured's age and underwriting class, the death benefit option, Specified Amount, planned periodic premiums and riders requested. Please consult your registered representative for information about your cost of insurance charge.

(6) The minimum guaranteed cost of insurance charge assumes that the Joint Insureds have the following characteristics: Joint Equal Issue Ages 18-37, Non-Tobacco, Duration 1; Joint Equal Issue Ages 18-30, Tobacco, Duration 1; Joint Equal Issue Ages 18-34, Combined Tobacco class, Duration 1. The minimum current cost of insurance charge assumes that the Joint Insureds have the following characteristics: Joint Equal Issue Ages 18-43, Non-Tobacco Duration 1; Joint Equal Issue Ages 18-39, Tobacco, Duration 1; Joint Equal Issue Ages 18-41, Combined Tobacco class, Duration 1.

(7) The maximum guaranteed cost of insurance charge assumes that the Joint Insureds have the following characteristics: Joint Equal Attained Age 99-114, Non-Tobacco, Tobacco or Combined Tobacco class. The maximum current cost of insurance charge assumes that the Joint Insureds have the following characteristics: Joint Equal Attained Age 114, Tobacco. (In states where the maturity age is 95, the maximum guaranteed rate is $25.364178 per $1,000 net amount at risk at Joint Equal Issue Age 18, Tobacco, Duration 77. The maximum current charge is $17.956928 per $1,000 net amount at risk at Joint Equal Issue Age 18, Tobacco, Duration 77.)


(8) The Policy Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the amounts we hold as security for Policy Debt. The amount of interest that we charge you for a loan is currently set at an effective interest rate of 6.38%, and is guaranteed not to exceed the higher of the Published Monthly Average of the Composite Yield on Seasoned Corporate Bonds as published by Moody's Investors Service, Inc. for the calendar month ending two months before the date on which the date is determined, or 5.5%. The amount of interest that we credit to the amounts we hold as security for Policy Debt is currently set at an effective annual rate of 4.38% and is guaranteed not to go below 4%. Currently, by company practice, the company allows a loan spread of 0% on the gain in a policy in effect a minimum of ten years. This means that the policy loan grows at the stated adjustable loan interest rate, but the accumulated value attributed to this outstanding loan (up to the amount of gain after ten years) earns this same interest rate. This is not a guaranteed feature.


(9) While a Policy Loan is outstanding, loan interest is payable in advance on each Policy Anniversary or, if earlier, on the date of loan repayment, Policy lapse, surrender, termination or the surviving Insured's death. For Policies that have been in force ten years, we may allow a loan spread of 0% on a loan in an amount equal to or less than the gain under the Policy.

(10) Charges for the Last Survivor Universal Cost of Living Increase Rider vary based on the last Joint Insured's Issue Age, underwriting class and duration. Charges for the Estate Protector 4-Year Non-Renewable Last Survivor Universal Term Rider vary based on the Joint Insureds' Joint Equal Issue Age and underwriting class. Charges for the Last Survivor Universal Term Life Insurance Rider vary based on the last Joint Insured's Issue Age and underwriting class. The charges shown in the table may not be typical of the charges you will pay. More detailed information regarding these rider charges is available upon request from our Home Office.

(11) The guaranteed minimum Last Survivor Universal Cost of Living Increase Rider charge assumes that the Joint Insureds have the following characteristics:
Joint Equal Attained Ages 18-44, Non-Tobacco; Joint Equal Attained Ages 18-38, Tobacco; Joint Equal Attained Ages 18-41, Combined Tobacco class. The current minimum Last Survivor Universal Cost of Living Increase Rider charge assumes that the Joint Insureds have the following characteristics: Joint Equal Attained Ages 18-51, Non-Tobacco; Joint Equal Attained Ages 18-45, Tobacco; Joint Equal Attained Ages 18-48, Combined Tobacco class.

(12) The maximum Last Survivor Universal Cost of Living Increase Rider guaranteed charge assumes that the Joint Insureds have a Joint Equal Attained Age 94, Tobacco.

(13) The minimum Estate Protector 4-Year Non-Renewable Last Survivor Term Rider charge assumes that the Joint Insureds have the following characteristics: Joint Equal Issue Ages 18-26, Non-Tobacco.

(14) The maximum Estate Protector 4-Year Non-Renewable Last Survivor Term Rider charge assumes that the Joint Insureds have the following characteristics: Joint Equal Issue Age 85, Tobacco.

(15) The minimum Last Survivor Universal Term Life Insurance Rider charge assumes that the Insured has the following characteristics: Female, Issue Age 18, Super Preferred Non-Tobacco.

(16) The maximum Last Survivor Universal Term Life Insurance Rider charge assumes that the Insured has the following characteristics: Male, Attained Age 99, Tobacco. (In states where the maturity age is 95, the maximum guaranteed charge is $26.629920 per $1,000 of rider coverage amount for an Insured with the following characteristics: Male, Attained Age 94, Tobacco. The maximum current charge is $16.911060 per $1,000 of rider coverage amount for an Insured with the following characteristics: Male, Attained Age 94, Tobacco.)


   The next table shows the minimum and maximum fees and expenses (both before and after contractual fee waivers and expense reimbursements) charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(17)


                                                               MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets, including
management fees, distribution and/or service (12b-1) fees
and other expenses)                                             0.10%      1.25%

Total Annual Investment Option Operating Expenses After
Contractual Fee Waiver or Reimbursement(18)                     0.10%      1.25%



(17) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, annual Investment Option operating expenses would have been:



                                                               MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets, including
management fees, distribution and/or service (12b-1) fees
and other expenses)                                             0.10%      1.15%



(18) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will extend at least until December 31, 2005. Four Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 11 for a description of the fees and expenses charged by each of the Investment Options available under the Policy as well as any applicable contractual fee waiver or reimbursement arrangements.

       The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                               TOTAL EXPENSES
                                                                   (BEFORE        TOTAL AMOUNT     TOTAL EXPENSES
                                                                 CONTRACTUAL     OF CONTRACTUAL  (AFTER CONTRACTUAL
                           ADVISORY      OTHER       12b-1     FEE WAIVERS AND    FEE WAIVER OR    FEE WAIVERS AND
INVESTMENT OPTION             FEE      EXPENSES       FEE      REIMBURSEMENTS)    REIMBURSEMENT    REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
American Century
  VP Ultra(R) Fund           1.00%      0.00%         0.00%          1.00%            0.00%           1.00%(1)
  VP Vista(SM) Fund          1.00%      0.00%         0.00%          1.00%            0.00%           1.00%(1)

Dreyfus
  VIF Appreciation
  Portfolio--Initial
  Share Class                0.75%      0.04%         0.00%          0.79%            0.00%           0.79%
  VIF Developing
  Leaders Portfolio--
  Initial Share Class        0.75%      0.04%         0.00%          0.79%            0.00%           0.79%
  VIF Disciplined
  Stock Portfolio--
  Initial Share Class        0.75%      0.10%         0.00%          0.85%            0.00%           0.85%
  VIF Growth and
  Income Portfolio--
  Initial Share Class        0.75%      0.07%         0.00%          0.82%            0.00%           0.82%
  VIF International
  Equity Portfolio--
  Initial Share Class        0.75%      0.29%         0.00%          1.04%            0.00%           1.04%
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.--Service
  Share Class                0.75%      0.06%         0.25%          1.06%            0.00%           1.06%

EquiTrust Variable
Insurance Series Fund
  Blue Chip Portfolio        0.20%      0.10%         0.00%          0.30%            0.00%           0.30%
  High Grade Bond
  Portfolio                  0.30%      0.15%         0.00%          0.45%            0.00%           0.45%
  Managed Portfolio          0.45%      0.11%         0.00%          0.56%            0.00%           0.56%
  Money Market
  Portfolio                  0.25%      0.31%         0.00%          0.56%            0.00%           0.56%
  Strategic Yield
  Portfolio                  0.45%      0.14%         0.00%          0.59%            0.00%           0.59%
  Value Growth
  Portfolio                  0.45%      0.13%         0.00%          0.58%            0.00%           0.58%

                                                               TOTAL EXPENSES
                                                                   (BEFORE        TOTAL AMOUNT     TOTAL EXPENSES
                                                                 CONTRACTUAL     OF CONTRACTUAL  (AFTER CONTRACTUAL
                           ADVISORY      OTHER       12b-1     FEE WAIVERS AND    FEE WAIVER OR    FEE WAIVERS AND
INVESTMENT OPTION             FEE      EXPENSES       FEE      REIMBURSEMENTS)    REIMBURSEMENT    REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
Fidelity Variable
Insurance Products Funds
  VIP Contrafund(R)
  Portfolio--Initial
  Class                      0.57%      0.11%         0.00%          0.68%            0.00%           0.68%(2)
  VIP Growth
  Portfolio--Initial
  Class                      0.58%      0.10%         0.00%          0.68%            0.00%           0.68%(2)
  VIP Growth &
  Income Portfolio--
  Initial Class              0.47%      0.13%         0.00%          0.60%            0.00%           0.60%
  VIP High Income
  Portfolio--Service
  Class 2                    0.58%      0.14%         0.25%          0.97%            0.00%           0.97%
  VIP Index 500
  Portfolio--Initial
  Class                      0.10%      0.00%         0.00%          0.10%            0.00%           0.10%(3)
  VIP Mid Cap
  Portfolio--Service
  Class 2                    0.57%      0.14%         0.25%          0.96%            0.00%           0.96%(2)
  VIP Overseas
  Portfolio--Initial
  Class                      0.72%      0.19%         0.00%          0.91%            0.00%           0.91%(2)

Franklin Templeton
  Franklin
  Real Estate Fund--
  Class 2                    0.48%      0.02%         0.25%          0.75%            0.00%           0.75%(4)(5)
  Franklin Small Cap
  Value Securities
  Fund--Class 2              0.53%      0.18%         0.25%          0.96%            0.04%           0.92%(5)(6)
  Franklin
  Small-Mid Cap
  Growth Securities
  Fund--Class 2              0.48%      0.29%         0.25%          1.02%            0.03%           0.99%(5)(6)
  Franklin
  U.S. Government
  Fund--Class 2              0.49%      0.05%         0.25%          0.79%            0.00%           0.79%(4)(5)
  Mutual Shares
  Securities Fund--
  Class 2                    0.60%      0.15%         0.25%          1.00%            0.00%           1.00%(5)
  Templeton Growth
  Securities Fund--
  Class 2                    0.79%      0.07%         0.25%          1.11%            0.00%           1.11%(4)(5)

J.P. Morgan Series Trust II
  JPMorgan Mid Cap
  Value Portfolio            0.70%      0.55%         0.00%          1.25%            0.00%           1.25%(7)
  JPMorgan Small
  Company Portfolio          0.60%      0.55%         0.00%          1.15%            0.00%           1.15%(7)

                                                               TOTAL EXPENSES
                                                                   (BEFORE        TOTAL AMOUNT     TOTAL EXPENSES
                                                                 CONTRACTUAL     OF CONTRACTUAL  (AFTER CONTRACTUAL
                           ADVISORY      OTHER       12b-1     FEE WAIVERS AND    FEE WAIVER OR    FEE WAIVERS AND
INVESTMENT OPTION             FEE      EXPENSES       FEE      REIMBURSEMENTS)    REIMBURSEMENT    REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
Summit Pinnacle Series
  Nasdaq-100 Index
  Portfolio                  0.35%      0.44%         0.00%          0.79%            0.14%           0.65%(8)
  Russell 2000
  Small Cap Index
  Portfolio                  0.35%      0.41%         0.00%          0.76%            0.01%           0.75%(8)
  S&P MidCap 400
  Index Portfolio            0.30%      0.26%         0.00%          0.56%            0.00%           0.56%

T. Rowe Price Equity
Series, Inc.
  Equity Income
  Portfolio                  0.85%      0.00%         0.00%          0.85%            0.00%           0.85%(9)
  Mid-Cap Growth
  Portfolio                  0.85%      0.00%         0.00%          0.85%            0.00%           0.85%(9)
  New America
  Growth Portfolio           0.85%      0.00%         0.00%          0.85%            0.00%           0.85%(9)
  Personal Strategy
  Balanced Portfolio         0.90%      0.00%         0.00%          0.90%            0.00%           0.90%(9)(10)

T. Rowe Price International
Series, Inc.
  International Stock
  Portfolio                  1.05%      0.00%         0.00%          1.05%            0.00%           1.05%(9)



(1) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as Fund assets increase. Please consult the Fund's prospectus for more details about the Fund's management fees. Information regarding other expenses, which include the fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund's prospectus.

(2) Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.66%, Growth Portfolio 0.65%, Mid Cap Portfolio 0.93% and Overseas Portfolio 0.87%. This arrangement may be discontinued by the Fund's manager at any time.

(3) Effective March 1, 2005, management fees for the fund were reduced to 0.10%, and Fund expenses were limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund's shareholders and board of trustees.

(4) The Fund administration fee is paid indirectly through the management fee.

(5) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money
Fund). This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(7) Reflects a written agreement pursuant to which the Portfolio's administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2006 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the expense ratio for the Mid Cap Value Portfolio would be 1.00%.

(8) The Fund's adviser has agreed to limit total expenses, to the extent they exceed 0.65% of the Nasdaq-100 Index Portfolio and 0.75% of the Russell 2000 Small Cap Index Portfolio. This expense limit may not be changed without approval of the Portfolio's shareholders.

(9) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(10) The Portfolio's manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.87%.

EQUITRUST LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT

EQUITRUST LIFE INSURANCE COMPANY

   EquiTrust Life Insurance Company is a stock life insurance company which was incorporated in the State of Iowa on June 3, 1966. Our principal business is offering life insurance policies and annuity contracts. Our principal offices are at 5400 University Avenue, West Des Moines, Iowa 50266.

IMSA

   The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

THE VARIABLE ACCOUNT

   We established the Variable Account as a separate account on January 6, 1998. The Variable Account receives and invests the Net Premiums under the Policy, and may receive and invest net premiums for any other variable life insurance policies we issue. Income, gains and losses, whether or not realized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to our other income, gains or losses.

   The Variable Account's assets are our property, and they are available to cover our general liabilities only to the extent that the Variable Account's assets exceed its liabilities arising under the Policies and any other policies it supports. The portion of the Variable Account's assets attributable to the Policies generally are not chargeable with liabilities arising out of any other business that we may conduct. We may transfer to the General Account any Variable Account assets which are in excess of such reserves and other Policy liabilities. We are obligated to pay any amounts due under the Policy.

   The Variable Account currently has 37 Subaccounts but may, in the future, include additional subaccounts. Each Subaccount invests exclusively in shares of a single corresponding Investment Option. Income and realized and unrealized gains or losses from the assets of each Subaccount are credited to or charged against, that Subaccount without regard to income, gains or losses from any other Subaccount.

   We registered the Variable Account as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the Securities and Exchange Commission (the "SEC") does not mean that the Commission supervises the management or investment practices or policies of the Variable Account or the Company. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

INVESTMENT OPTIONS

   The Variable Account invests in shares of the Investment Options described below. Each of these Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 investment Options, including the Declared Interest Option. If your Policy was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

   The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

   The paragraphs below summarize each Investment Option's investment objectives and policies. There is no assurance that any Investment Option will achieve its stated objectives. In addition, no single Investment Option by itself, constitutes a balanced investment plan. Please refer to the prospectus for each Investment Option for more detailed information, including a description of risks, for each Investment Option. THE INVESTMENT OPTION PROSPECTUSES ACCOMPANY THIS PROSPECTUS. YOU SHOULD READ THEM CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


AMERICAN CENTURY INVESTMENTS. American Century Investment Management, Inc. is the investment adviser to the Funds.



PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
VP Ultra(R) Fund                          -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large
                                             companies with earnings and revenue that are not only
                                             growing, but growing at a successively faster, or
                                             accelerating pace.

VP Vista(SM) Fund                         -  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over
                                             time.


DREYFUS. The Dreyfus Corporation serves as the investment adviser the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund:
International Equity Portfolio.


PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:         -  This Portfolio seeks long-term capital growth consistent
Appreciation Portfolio--Initial Share        with preservation of capital. Its secondary goal is current
Class                                        income. To pursue these goals, the Portfolio normally
                                             invests at least 80% of its assets in common stocks. The
                                             Portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of
                                             purchase, including multinational companies.

Dreyfus Variable Investment               -  This Portfolio seeks capital growth. To pursue this goal,
Fund: Developing Leaders                     the Portfolio normally invests at least 80% of its assets in
Portfolio--Initial Share Class               the stocks of companies the adviser believes to be
                                             developing leaders: companies characterized by new or
                                             innovative products, services or processes having the
                                             potential to enhance earnings or revenue growth. Based on
                                             current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than
                                             $2 billion at the time of purchase.

PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment               -  This Portfolio seeks investment returns (consisting of
Fund: Disciplined Stock                      capital appreciation and income) that are consistently
Portfolio--Initial Share Class               superior to the Standard & Poor's 500 Composite Stock Price
                                             Index (S&P 500). To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio focuses on stocks of large-cap companies.

Dreyfus Variable Investment               -  This Portfolio seeks to provide long-term capital growth,
Fund: Growth and Income                      current income and growth of income, consistent with
Portfolio--Initial Share Class               reasonable investment risk. To pursue this goal, the
                                             Portfolio invests primarily in stocks of domestic and
                                             foreign issuers.

Dreyfus Variable Investment               -  This Portfolio seeks capital growth. To pursue this goal,
Fund: International Equity                   the Portfolio invests primarily in growth stocks of foreign
Portfolio--Initial Share Class               companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and
                                             convertible securities, including those issued in initial
                                             public offerings.

Dreyfus Socially Responsible              -  This Fund seeks to provide capital growth; current income is
Growth Fund, Inc.--Service                   a secondary goal. This Fund normally invests at least 80% of
Share Class                                  its assets in the common stocks of companies that, in the
                                             opinion of fund management, meet traditional investment
                                             standards and conduct their business in a manner that
                                             contributes to the enhancement of the quality of life in
                                             America.


EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                       -  This Portfolio seeks growth of capital and income. The
                                             Portfolio pursues this objective by investing at least 80%
                                             of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio                 -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio
                                             will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard
                                             & Poor's or Aaa, Aa or A by Moody's Investors Service, Inc.
                                             and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio                         -  This Portfolio seeks the highest level of total return
                                             through income and capital appreciation. The Portfolio
                                             pursues this objective through a fully managed investment
                                             policy consisting of investment in the following three
                                             market sectors: (i) common stocks and other equity
                                             securities; (ii) high grade debt securities and preferred
                                             stocks of the type in which the High Grade Bond Portfolio
                                             may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Money Market Portfolio                    -  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will
                                             pursue this objective by investing in high quality
                                             short-term money market instruments. AN INVESTMENT IN THE
                                             MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY
                                             THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT
                                             AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE
                                             ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                                             SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE
                                             YIELD OF A MONEY MARKET SUBACCOUNT MAY ALSO BECOME EXTREMELY
                                             LOW AND POSSIBLY NEGATIVE.

Strategic Yield Portfolio                 -  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a
                                             diversified portfolio of lower-rated, higher-yielding
                                             income-bearing securities. As a secondary objective, the
                                             Portfolio seeks capital appreciation when consistent with
                                             its primary objective. The Portfolio pursues these
                                             objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody's Investors Service,
                                             Inc. and/or BBB or lower by Standard & Poor's, or in unrated securities of comparable quality (i.e., junk bonds). AN
                                             INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER THAN
                                             ORDINARY FINANCIAL RISK. (See the Fund prospectus "HIGHER
                                             RISK SECURITIES AND INVESTMENT STRATEGIES--Lower-Rated Debt
                                             Securities.")

Value Growth Portfolio                    -  This Portfolio seeks long-term capital appreciation. The
                                             Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser
                                             believes are undervalued by the marketplace. Such equity
                                             securities may include common stock, preferred stock and
                                             securities convertible or exchangeable into common stock.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.


PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)                -  This Portfolio seeks long-term capital appreciation. The
Portfolio                                    Portfolio normally invests primarily in common stocks. The
                                             Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio             -  This Portfolio seeks capital appreciation. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio    -  This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio
                                             normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay
                                             current dividends and show potential earnings growth.
                                             However, the Portfolio may buy debt securities as well as
                                             equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future
                                             income.

Fidelity VIP High Income Portfolio        -  This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible
                                             securities, with an emphasis on lower-quality debt
                                             securities.

Fidelity VIP Index 500 Portfolio          -  This Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly
                                             traded in the United States, as represented by the S&P 500.
                                             To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the
                                             S&P 500.

Fidelity VIP Mid Cap Portfolio            -  This Portfolio seeks long-term growth of capital. The
                                             Portfolio normally invests at least 80% of its total assets in securities of companies with medium market
                                             capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas Portfolio           -  This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio's total assets will be
                                             invested in foreign equity securities. The Portfolio may
                                             also invest in U.S. issuers.



FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate, Small-Mid Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                 -  This Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector.

Franklin Small Cap Value                  -  This Fund seeks long-term total return. The Fund normally
Securities Fund                              invests at least 80% of its net assets in investments of
                                             small capitalization companies,and invests primarily to
                                             predominantly in equity securities. For this Fund, small cap companies are those with market capitalization values not
                                             exceeding $2.5 billion at the time of purchase.

PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth             -  This Fund seeks long-term capital growth. The Fund normally
Securities Fund (formerly known              invests at least 80% of its net assets in investments of
as Franklin Small Cap Fund)                  small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell
                                             2000(R) Index, whichever is greater, at the time of
                                             purchase; and mid cap companies are those with market
                                             capitalization values not exceeding $8.5 billion, at the
                                             time of purchase.

Franklin U.S. Government Fund             -  This Fund seeks income. The Fund normally invests at least
                                             80% of its net assets in U.S. government securities,
                                             primarily fixed and variable rate mortgage-backed
                                             securities.

Mutual Shares Securities Fund             -  This Fund seeks capital appreciation with income as a
                                             secondary goal. The fund normally invests mainly in U.S.
                                             equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund          -  This Fund seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located
                                             anywhere in the world, including those in the U.S. and in
                                             emerging markets.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio          -  This Portfolio seeks growth from capital appreciation by investing at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the
                                             amount of borrowings for investment purposes. Mid-cap
                                             companies are companies with market capitalizations between
                                             $1 billion to $20 billion at the time of purchase.

JPMorgan Small Company Portfolio          -  This Portfolio seeks to provide high total return from a portfolio of small company stocks. Under normal
                                             circumstances, the Portfolio invests at least 80% of its
                                             Assets in equity investments of small-cap companies.
                                             "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000(R) Index at the time of purchase.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
NASDAQ-100 Index Portfolio                -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as
                                             represented by the NASDAQ-100 Index. The Portfolio will
                                             attempt to achieve, in both rising and falling markets, a
                                             correlation of at least 95% between the total return of its net assets before expenses and the total return of the
                                             NASDAQ-100 Index.

PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Russell 2000 Small Cap Index Portfolio    -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as
                                             represented by the Russell 2000 Index. The Portfolio will
                                             attempt to achieve, in both rising and falling markets, a
                                             correlation of at least 95% between the total return of its net assets before expenses and the total return of the
                                             Russell 2000 Index.

S&P MidCap 400 Index Portfolio            -  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as
                                             represented by the S&P MidCap 400 Index. The Portfolio will attempt to achieve, in both rising and falling markets, a
                                             correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P
                                             MidCap 400 Index.


T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Equity Income Portfolio                   -  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies
                                             considered by the adviser to have favorable prospects for
                                             both increasing dividends and capital appreciation.

Mid-Cap Growth Portfolio*                 -  This Portfolio seeks to provide long-term capital
                                             appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth. The
                                             investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor's Mid-Cap 400 Index or Russell
                                             Mid-Cap Growth Index.

                                             *THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO IS NOT AVAILABLE
                                             AS AN INVESTMENT OPTION FOR POLICIES ISSUED ON OR AFTER MAY
                                             1, 2004.

New America Growth Portfolio              -  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies
                                             operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today's "new
                                             America".

Personal Strategy Balanced Portfolio      -  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of
                                             approximately 60% stocks, 30% bonds and 10% money market
                                             securities.


T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.


PORTFOLIO                                 INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
International Stock Portfolio             -  This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established
                                             companies based outside the United States.

   We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Policies, receives 12b-1 fees deducted from certain portfolio assets attributable to the Policy for providing distribution and shareholder support services to some Investment Options.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

   We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares of the Investment Options that the Variable Account holds or that the Variable Account may purchase. If the shares of an Investment Option are no longer available for investment or if, in our judgment, further investment in any Investment Option should become inappropriate in view of the purposes of the Variable Account, we reserve the right to dispose of the shares of any Investment Option and to substitute shares of another Investment Option. We may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to a Policyowner's Accumulated Value in the Variable Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940 or other applicable law. In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. Nothing contained in this Prospectus shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

   We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in shares of a new Investment Option, with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant, and we may make any new subaccounts available to existing Policyowners on a basis we determine. Subject to obtaining any approvals or consents required by applicable law, we may transfer the assets of one or more Subaccounts to any other Subaccount(s), or one or more Subaccounts may be eliminated or combined with any other Subaccount(s) if, in our sole discretion, marketing, tax or investment conditions warrant.

   If we deem it to be in the best interests of persons having voting rights under the Policies, we may

       - operate the Variable Account as a management company under the Investment Company Act of 1940,

       - deregister the Variable Account under that Act in the event such registration is no longer required, or,

       - subject to obtaining any approvals or consents required by applicable law, combine the Variable Account with other Company separate accounts.

   To the extent permitted by applicable law, we may also transfer the Variable Account's assets associated with the Policies to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights of Policyowners or other persons who have voting rights as to the Variable Account. (See "ADDITIONAL INFORMATION--Voting Rights.")

THE POLICY

PURCHASING THE POLICY

   In order to issue a Policy, we must receive a completed application, including payment of the initial premium, at our Home Office. We ordinarily will issue a Policy only for Joint Insureds who have a Joint Equal Age of 18 to 85 years of age at their last birthday and who supply satisfactory evidence of insurability to the Company. Acceptance is subject to our underwriting rules and we may, in our sole discretion, reject any application or premium for any lawful reason. The minimum Specified Amount for which we will issue a Policy is normally $100,000, although we may, in our discretion, issue Policies with Specified Amounts of less than $100,000. (We may issue a Policy with a minimum Specified Amount of $50,000. For any Policy issued with a Specified Amount from $50,000 to $99,999 we must receive an initial payment of at least 90% of the Guideline Single Premium (as defined under Internal Revenue Code Section 7702).

   The effective date of insurance coverage under the Policy will be the latest of:

       -      the Policy Date,

       - the date the Joint Insureds sign the last of any amendments to the initial application required by our underwriting rules, or

       -      the date when we receive the full initial premium at our Home
              Office.

   The Policy Date will be the later of:

       (1)    the date of the initial application, or

       (2) the date we receive any additional information at our Home Office if our underwriting rules require additional medical or other information.

   The Policy Date may also be any other date mutually agreed to by you and the Company. If the later of (1) or (2) above is the 29th, 30th or 31st of any month, the Policy Date will be the 28th of such month. We use the Policy Date to determine Policy Years, Policy Months and Policy Anniversaries. The Policy Date may, but will not always, coincide with the effective date of insurance coverage under the Policy.

   Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

PREMIUMS

   Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums.

   PREMIUM FLEXIBILITY. We do not require you to pay premiums in accordance with a rigid and inflexible premium schedule. We may require you to pay an initial premium that, when reduced by the premium expense charge, will be sufficient to pay the monthly deduction for the first Policy Month. Thereafter, subject to the minimum and maximum premium limitations described below, you may also make unscheduled premium payments at any time prior to the Maturity Date. You should forward all premium payments to our Home Office.

   If mandated under applicable law, the Company may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators.

   PLANNED PERIODIC PREMIUMS. You determine a planned periodic premium schedule that provides for the payment of a level premium over a specified period of time on a quarterly, semi-annual or annual basis. We may, at our discretion, permit you to make planned periodic premium payments on a monthly basis. We ordinarily will send you periodic reminder notices for each planned periodic premium. Depending on the duration of the planned periodic premium schedule, the timing of planned payments could affect the tax status of your Policy. (See "FEDERAL TAX MATTERS.")

   You are not required to pay premiums in accordance with the planned periodic premium schedule. Furthermore, you have considerable flexibility to alter the amount, frequency and the time period over which you pay planned periodic premiums; however, we must consent to any planned periodic payment less than $100. Changes in the planned premium schedule may have federal income tax consequences. (See "FEDERAL TAX MATTERS.")

   Paying a planned periodic premium will not guarantee that your Policy remains in force. Thus, even if you do pay planned periodic premiums, the Policy will nevertheless lapse if, during the first three Policy Years, the Net Accumulated Value (Net Surrender Value if you have taken a Policy Loan) or, after three Policy Years, the Net Surrender Value, is insufficient on a Monthly Deduction Day to cover the monthly deduction (see "CHARGES AND DEDUCTIONS--Monthly Deduction") and a Grace Period expires without a sufficient payment (see "THE POLICY--Policy Lapse and Reinstatement--LAPSE"). However, your Policy will not lapse if you selected the optional Death Benefit Guarantee Rider and you have paid sufficient premiums to meet the cumulative death benefit guarantee premium requirement on each Monthly Deduction Day.

   DEATH BENEFIT GUARANTEE PREMIUMS. If you selected the optional Universal Death Benefit Guarantee Rider, your Policy's data page will show a "Death Benefit Guarantee Monthly Premium." (This rider may not be available in all states. A registered representative can provide information on the availability of this rider. In the state of Illinois, this rider is known as the Death Benefit Protection Rider.) On each Monthly Deduction Day, we will compare the cumulative actual premiums you have paid with the cumulative death benefit guarantee monthly premiums to see if the death benefit guarantee provision will prevent your Policy from lapsing. If you meet the death benefit guarantee premium requirement, then the Policy will not enter a grace period even if its Net Surrender Value is not enough to cover the monthly deduction due. The death benefit guarantee premium requirement is met when (a) is equal to or greater than (b) where:

              (a) is the sum of all premiums paid on the Policy (accumulated from the date of payment at the prepayment interest rate shown on the Policy data page), less the sum of all partial withdrawals (accumulated from the date of each withdrawal at the prepayment interest rate), and less any Policy Loans and unpaid loan interest; and

              (b) is the sum of the death benefit guarantee monthly premiums since the Policy Date accumulated at the prepayment interest rate assuming that the premiums are paid on each Monthly Deduction Day.

   Your Policy must satisfy the death benefit guarantee premium test on each Monthly Deduction Day to keep this rider in effect.

       FOR EXAMPLE: Your Policy was issued 45 months ago and you have paid $5,000 in premiums. No Policy Loans or partial withdrawals have been taken and you have made no Policy changes. Your death benefit guarantee monthly premium is $100. Assuming the prepaid interest rate is zero, the cumulative death benefit guarantee premium requirement as of the 45th Monthly Deduction Day is $4,500 ($100 x 45 months).

       In this example, the death benefit guarantee premium requirement is satisfied on this Monthly Deduction Day because the amount of premiums paid ($5,000) is greater than the death benefit guarantee premium requirement ($4,500).

       However, assuming you had requested a partial withdrawal of $1,000, the death benefit guarantee premium requirement would no longer be satisfied because the amount of premiums paid less the partial withdrawal ($4,000) is now less than the death benefit guarantee premium requirement ($4,500). In order to maintain this rider, you must pay an additional premium of $500 within 61 days after we notify you of the need for additional premium.

   The amount of the death benefit guarantee monthly premium is determined when we issue a Policy, and it depends upon the age and other insurance risk characteristics of the Insured, as well as the amount of coverage and additional features you select. The death benefit guarantee monthly premium will change if you alter either the Policy's Specified Amount or death benefit option, add or delete a Policy rider, or change underwriting class. We will send you a new Policy data page reflecting any change in the death benefit guarantee premium.

   UNSCHEDULED PREMIUMS. Each unscheduled premium payment must be at least $100; however, we may, in our discretion, waive this minimum requirement. We reserve the right to limit the number and amount of unscheduled premium payments. An unscheduled premium payment may have federal income tax consequences. (See "FEDERAL TAX MATTERS.")

   PREMIUM LIMITATIONS. In no event may the total of all premiums paid, both planned periodic and unscheduled, exceed the applicable maximum premium limitation imposed by federal tax laws.

   Because the maximum premium limitation is in part dependent upon the Specified Amount for each Policy, changes in the Specified Amount may affect this limitation. If at any time you pay a premium that would result in total premiums exceeding the applicable maximum premium limitation, we will accept only that portion of the premium which will make total premiums equal the maximum. We will return any part of the premium in excess of that amount and we will not accept further premiums until allowed by the applicable maximum premium limitation.

   PAYMENT OF PREMIUMS. We will treat any payments you make first as payment of any outstanding Policy Debt unless you indicate that the payment should be treated otherwise. Where you make no indication, we will treat any portion of a payment that exceeds the amount of any outstanding Policy Debt as a premium payment.

   NET PREMIUMS. The Net Premium is the amount available for investment.The Net Premium equals the premium paid less the premium expense charge. (See "CHARGES AND DEDUCTIONS--Premium Expense Charge.")

   ALLOCATING NET PREMIUMS. In your application for a Policy, you can allocate Net Premiums or portions thereof to the Subaccounts, to the Declared Interest Option, or both. However, if your Policy was issued on or after May 1, 2004, you may not allocate Net Premiums to the T. Rowe Price Mid-Cap Growth Subaccount. We will allocate Net Premiums to the Declared Interest Option if we receive them either:

              (1) before the date we obtain, at our Home Office, a signed notice from you that you have received the Policy, or

              (2)   before the end of 25 days after the Delivery Date.

   Upon the earlier of (1) or (2) above, we will automatically allocate the Accumulated Value in the Declared Interest Option, without charge, among the Subaccounts and Declared Interest Option in accordance with your allocation instructions.

   We allocate Net Premiums received on or after (1) or (2) above in accordance with your instructions, to the Variable Account, the Declared Interest Option, or both. You do not waive your cancellation privilege by sending us the signed notice of receipt of the Policy (see "THE POLICY--Examination of Policy (Cancellation Privilege)").

   The following additional rules apply to Net Premium allocations:

       - You must allocate at least 10% of each premium to any Subaccount of the Variable Account or to the Declared Interest Option.

       - Your allocation percentages must be in whole numbers (we do not permit fractional percentages).

       - You may change the allocation percentages for future Net Premiums without charge, at any time while the Policy is in force, by providing us with a Written Notice signed by you on a form we accept. The change will take effect on the date we receive the Written Notice at the Home Office and will have no effect on prior Accumulated Values.

EXAMINATION OF POLICY (CANCELLATION PRIVILEGE)

   You may cancel the Policy by delivering or mailing Written Notice or sending a facsimile to us at the Home Office, and returning the Policy to us at the Home Office before midnight of the 20th day you receive the Policy. (Certain states may provide for 30 days in which to cancel a Policy in a replacement situation.) Notice given by mail and return of the Policy by mail are effective on being postmarked, properly addressed and postage prepaid.

   We will refund, within seven days after receipt of satisfactory notice of cancellation and the returned Policy at our Home Office, an amount equal to the greater of premiums paid, or the sum of:

       - the Accumulated Value on the Business Day we receive the Policy at the Home Office, plus

       -      any premium expense charges we deducted, plus

       - monthly deductions made on the Policy Date and any Monthly Deduction Day, plus

       -      amounts approximating the daily charges against the Variable
              Account.

POLICY LAPSE AND REINSTATEMENT

   LAPSE. Your Policy may lapse (terminate without value) during the first three Policy Years if the Net Accumulated Value (Net Surrender Value if you take a Policy Loan), or after three Policy Years if the Net Surrender Value, is insufficient on a Monthly Deduction Day to cover the monthly deduction (see "CHARGES AND DEDUCTIONS--Monthly Deduction") AND a Grace Period expires without a sufficient payment. However, the Policy will not lapse if you selected the optional Death Benefit Guarantee Rider and you have paid sufficient premiums to meet the cumulative death benefit guarantee monthly premium requirement on each Monthly Deduction Day. (See "THE POLICY--Premiums--DEATH BENEFIT GUARANTEE PREMIUMS.") Insurance coverage will continue during the Grace Period, but we will deem the Policy to have no Accumulated Value for purposes of Policy Loans, partial withdrawals and surrenders during such Grace Period. The death proceeds payable during the Grace Period will equal the amount of the death proceeds payable immediately prior to the commencement of the Grace Period, reduced by any due and unpaid monthly deductions.

   A Grace Period of 61 days (31 days in certain states) will commence on the date we send you a notice of any insufficiency, at which time the Accumulated Value in each Subaccount will be automatically transferred without charge to the Declared Interest Option.

   To avoid lapse and termination of the Policy without value, we must receive from you during the Grace Period a premium payment that, when reduced by the premium expense charge (see "CHARGES AND DEDUCTIONS--Premium Expense Charge"), will be at least equal to three times the monthly deduction due on the Monthly Deduction Day immediately preceding the Grace Period (see "CHARGES AND DEDUCTIONS--Monthly Deduction"). If your Policy enters a Grace Period, the amount transferred to the Declared Interest Option will remain there unless and until you provide us with allocation instructions.

   REINSTATEMENT. Prior to the Maturity Date, you may reinstate a lapsed Policy at any time within five years of the Monthly Deduction Day immediately preceding the Grace Period which expired without payment of the required premium. You must submit the following items to us at our Home Office:

       - A written application for reinstatement signed by the Policyowner and the Joint Insureds;

       -      Evidence of insurability we deem satisfactory;

       - A premium that, after the deduction of the premium expense charge, is at least sufficient to keep the Policy in force for three months; and

       - An amount equal to the monthly cost of insurance for the two Policy Months prior to lapse.

   State law may limit the premium to be paid on reinstatement to an amount less than that described. To the extent that we did not deduct the monthly administrative charge for a total of twelve Policy Months prior to lapse, we will continue to deduct such charge following reinstatement of the Policy until we have assessed such charge, both before and after the lapse, for a total of 12 Policy Months. (See "CHARGES AND DEDUCTIONS--Monthly Deduction.") We will not reinstate a Policy surrendered for its Net Surrender Value. The lapse of a Policy with loans outstanding may have adverse tax consequences (see "FEDERAL TAX MATTERS").


   The effective date of the reinstated Policy will be the Monthly Deduction Day coinciding with or next following the date we approve the application for reinstatement. Upon reinstatement of your Policy, the amount tranferred to the Declared Interest Option during the Grace Period will remain there unless and until you provide us with allocation instructions.

POLICY BENEFITS

   While a Policy is in force, it provides for certain benefits prior to the Maturity Date. Subject to certain limitations, you may at any time obtain all or a portion of the Net Accumulated Value by surrendering or taking a partial withdrawal from the Policy. (See "POLICY BENEFITS--Accumulated Value Benefits--SURRENDER AND WITHDRAWAL PRIVILEGES.") In addition, you have certain policy loan privileges under the Policies. (See "POLICY BENEFITS--Loan Benefits--POLICY LOANS.") The Policy also provides for the payment of death proceeds upon the last death of the Joint Insureds under one of two death benefit options selected by you (see "POLICY BENEFITS--Death Proceeds--DEATH BENEFIT OPTIONS"), and benefits upon the maturity of a Policy (see "POLICY BENEFITS--Benefits at Maturity").

ACCUMULATED VALUE BENEFITS

   SURRENDER AND WITHDRAWAL PRIVILEGES. At any time prior to the Maturity Date while the Policy is in force, you may surrender the Policy or make a partial withdrawal by sending a written request to the Company at our Home Office. If we receive your Written Notice to surrender or make a partial withdrawal from your Policy prior to 3:00 p.m. central time, we will process your request at the Unit Values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender or make a partial withdrawal from your Policy at or after 3:00 p.m. central time, we will process your request at the Unit Values calculated as of 3:00 p.m. central time on the following Business Day.

   A Surrender Charge will apply to any surrender during the first ten Policy Years, as well as during the first ten Policy Years following an increase in Specified Amount. A Partial Withdrawal Fee equal to the lesser of $25 or 2% of the Accumulated Value withdrawn will be payable upon each partial withdrawal. (See "CHARGES AND DEDUCTIONS--Surrender Charge, and --Partial Withdrawal Fee"). We ordinarily mail surrender and withdrawal proceeds to the Policyowner within seven days after we receive a signed request at our Home Office, although we may postpone payments under certain circumstances. (See "ADDITIONAL INFORMATION--Postponement of Payments.")

   FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

       - Facsimile requests must be directed to 1-515-226-6870 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

       - A request must identify your name and Policy number. We may require your address or social security number be provided for verification purposes.

       - We will compare your signature to your original Policy application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

       - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of the transmission.

       - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

       - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

              CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

       - We reserve the right to deny any transaction request made by facsimile.

   We may terminate this privilege at any time.

   SURRENDERS. The amount payable upon surrender of the Policy is the Net Surrender Value at the end of the Valuation Period when we receive the request. We may pay the Net Surrender Value in a lump sum or under one of the payment options specified in the Policy, as requested by the Policyowner. (See "ADDITIONAL POLICY PROVISIONS--Payment Options" in the Statement of Additional Information). If you surrender the entire Policy, all insurance in force will terminate and you cannot reinstate the Policy. See "FEDERAL TAX MATTERS" for a discussion of the tax consequences associated with surrenders. The Surrender Charge will be deducted from the amount surrendered.

   PARTIAL WITHDRAWALS. You may obtain a portion of the Policy's Net Accumulated Value as a partial withdrawal from the Policy.

       -      A partial withdrawal must be at least $500.

       - A partial withdrawal cannot exceed the lesser of (1) the Net Surrender Value less $500 or (2) 90% of the Net Surrender Value.

   We deduct the Partial Withdrawal Fee from the remaining Accumulated Value. You may request that we pay the proceeds of a partial withdrawal in a lump sum or under one of the payment options specified in the Policy. (See "ADDITIONAL POLICY PROVISIONS--Payment Options" in the Statement of Additional Information).

   We will allocate a partial withdrawal (together with the Partial Withdrawal
   Fee) among the Subaccounts and the Declared Interest Option in accordance with your written instructions. If we do not receive any such instructions with the request for partial withdrawal, we will allocate the partial withdrawal among the Subaccounts and the Declared Interest Option in the same proportion that the Accumulated Value in each of the Subaccounts and the Accumulated Value in the Declared Interest Option, reduced by any outstanding Policy Debt, bears to the total Accumulated Value, reduced by any outstanding Policy Debt, on the date we receive the request at the Home Office.

   Partial withdrawals will affect both the Policy's Accumulated Value and the death proceeds payable under the Policy. (See "POLICY BENEFITS--Death Proceeds.")

       - The Policy's Accumulated Value will be reduced by the amount of the partial withdrawal and Partial Withdrawal Fee.

       - If the death benefit payable under either death benefit option both before and after the partial withdrawal is equal to the Accumulated Value multiplied by the specified amount factor set forth in the Policy, a partial withdrawal will result in a reduction in death proceeds equal to the amount of the partial withdrawal, multiplied by the specified amount factor then in effect.

       - If the death benefit is not so affected by the specified amount factor, the reduction in death proceeds will be equal to the partial withdrawal.

   If Option A is in effect at the time of the partial withdrawal, there will be no effect on Specified Amount. If Option B is in effect at the time of partial withdrawal, the partial withdrawal will reduce the Policy's Specified Amount by the amount of Accumulated Value withdrawn. (See "POLICY BENEFITS--Death Proceeds--DEATH BENEFIT OPTIONS.") The Specified Amount remaining in force after a partial withdrawal may not be less than the minimum Specified Amount for the Policy in effect on the date of the partial withdrawal, as published by the Company. As a result, we will not process any partial withdrawal that would reduce the Specified Amount below this minimum.

   If increases in the Specified Amount previously have occurred, a partial withdrawal will first reduce the Specified Amount of the most recent increase, then the next most recent increases successively, then the coverage under the original application. Thus, a partial withdrawal may either increase or decrease the amount of the cost of insurance charge, depending upon the particular circumstances. (See "CHARGES AND DEDUCTIONS--Monthly Deduction--COST OF INSURANCE.") For a discussion of the tax consequences associated with partial withdrawals, see "FEDERAL TAX MATTERS."

   NET ACCUMULATED VALUE. Net Accumulated Value equals the Policy's Accumulated Value reduced by any outstanding Policy Debt and increased by any unearned loan interest.

   On the Business Day coinciding with or immediately following the earlier of the date we receive notice at our Home Office that you have received the Policy, or 25 days after the Delivery Date, we will automatically transfer the Accumulated Value (all of which is in the Declared Interest Option) among the Subaccounts and the Declared Interest Option in accordance with your percentage allocation instructions. At the end of each Valuation Period thereafter, the Accumulated Value in a Subaccount will equal:

       - The total Subaccount units represented by the Accumulated Value at the end of the preceding Valuation Period, multiplied by the Subaccount's unit value for the current Valuation Period; PLUS

       - Any Net Premiums received during the current Valuation Period which are allocated to the Subaccount; PLUS

       - All Accumulated Values transferred to the Subaccount from the Declared Interest Option or from another Subaccount during the current Valuation Period; MINUS

       - All Accumulated Values transferred from the Subaccount to another Subaccount or to the Declared Interest Option during the current Valuation Period, including amounts transferred to the Declared Interest Option to secure Policy Debt; MINUS

       -      All partial withdrawals (and any portion of the Partial Withdrawal
              Fee) from the Subaccount during the current Valuation Period;
              MINUS

       - The portion of any monthly deduction charged to the Subaccount during the current Valuation Period to cover the Policy Month following the Monthly Deduction Day.

   The Policy's total Accumulated Value in the Variable Account equals the sum of the Policy's Accumulated Value in each Subaccount.

   UNIT VALUE. Each Subaccount has a Unit Value. When you allocate Net Premiums or transfer other amounts into a Subaccount, we purchase a number of units based on the Unit Value of the Subaccount as of the end of the Valuation Period during which the allocation or transfer is made. Likewise, when amounts are transferred out of a Subaccount, units are redeemed on the same basis. On any day, a Policy's Accumulated Value in a Subaccount is equal to the number of units held in such Subaccount, multiplied by the Unit Value of such Subaccount on that date.

TRANSFERS

   The following features apply to transfers under the Policy:

       - You may transfer amounts among the Subaccounts an unlimited number of times in a Policy Year; however, you may only make one transfer per Policy Year between the Declared Interest Option and the Variable Account. If your Policy was issued on or after May 1, 2004, you may not transfer monies to the T. Rowe Price Mid-Cap Growth Subaccount.

       - You may make transfers by written request to our Home Office or, if you elected the "Telephone Transfer Authorization" on the supplemental application, by calling the Home Office toll-free at the phone number shown on the cover of the Prospectus. We reserve the right to suspend telephone transfer privileges at any time. We will use reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

              CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

       - The amount of the transfer must be at least $100; or if less than $100, the total Accumulated Value in the Subaccount or in the Declared Interest Option (reduced, in the case of the Declared Interest Option, by any outstanding Policy Debt). The Company may, at its discretion, waive the $100 minimum requirement.

       - We process transfers at the Unit Values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the Unit Values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the Unit Values calculated as of 3:00 p.m. central time on the following Business Day. We treat telephone requests as having been received based upon the time noted at the beginning of the transmission.

       - The Company waives the transfer fee for the first twelve transfers during a Policy Year.

       - We may assess a transfer charge of $25 for the 13th and each subsequent transfer in a Policy Year. We will deduct the transfer charge from the amount transferred unless you submit payment for the charge at the time of your request. Once we issue a Policy, we will not increase this charge. (See "CHARGES AND DEDUCTIONS--Transfer Charge.")

       - For purposes of these limitations and charges, we consider all transfers effected on the same day as a single transfer.

   DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Net Premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your Net Premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

   In order to establish this program, you must elect this option on your initial application or complete and submit the applicable request form at a later date, and have money available in a single "source account." Provided there is no outstanding Policy Debt, we will automatically transfer equal amounts from the source account to your designated "target accounts" each month.

       -      The minimum amount of each transfer is $100.

       - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option. If your Policy was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

       - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

       - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

       - Each dollar cost averaging transfer counts against the twelve free transfer limit in a Policy Year. All transfers made on the same date count as one transfer.

       - The one transfer limit between the Declared Interest Option and the Variable Account is waived under this program.

       - There is no charge to participate in this program. We reserve the right to discontinue this program at any time.


   ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, a Policyowner who makes frequent transfers among the Subaccounts available under this Policy causes frequent purchases and redemptions of shares of the Investment Options.

   Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

   For the reasons discussed, frequent transfers by a Policyowner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Policyowners and other persons who may have material rights under the Policy (e.g., Beneficiaries). We endeavor to protect long-term Policyowners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Policies, and have no arrangements in place to permit any Policyowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Policy.

   If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Policyowners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Policies that we believe are related (e.g., two Policies with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

   If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Policyowners and persons with material rights under a Policy. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Policyowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. The restrictions that we would impose would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service. Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts and variable insurance policies ("variable contracts") and separate accounts it is possible that some Policyowners may engage in frequent transfer activity while others may bear the harm associated with such activity.

   Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Policy, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Policyowners or intermediaries acting on behalf of Policyowners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Policy.

   We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Policyowners, other persons with material rights under the Policies, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Policyowners engaging in frequent transfer activity among the Subaccounts under the Policy. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Variable Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

   The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Policyowners should be aware that we may not have the contractual obligation or the operational capacity to monitor Policyowners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Policyowners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

   Policyowners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Policyowners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Policyowners.

   We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policyowners.

   In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.


LOAN BENEFITS

   POLICY LOANS. So long as the Policy remains in force and has a positive Net Surrender Value, you may borrow money from the Company at any time using the Policy as the sole security for the Policy Loan. A loan taken from, or secured by, a Policy may have federal income tax consequences. (See "FEDERAL TAX MATTERS.")

   The maximum amount that you may borrow at any time is 90% of the Net Surrender Value as of the end of the Valuation Period during which we receive the request for the Policy Loan at our Home Office, less any previously outstanding Policy Debt. (Certain states may permit you to borrow up to 100% of the Policy's Net Surrender Value.) The Company's claim for repayment of Policy Debt has priority over the claims of any assignee or other person.

   During any time that there is outstanding Policy Debt, we will treat payments you make first as payment of outstanding Policy Debt, unless you indicate that we should treat the payment otherwise. Where no indication is made, we will treat as a premium payment any portion of a payment that exceeds the amount of any outstanding Policy Debt.

   ALLOCATION OF POLICY LOAN. When you take a Policy Loan, we segregate an amount equal to the Policy Loan (including interest) within the Declared Interest Option as security for the Policy Loan. If, immediately prior to the Policy Loan, the Accumulated Value in the Declared Interest Option less Policy Debt outstanding is less than the amount of such Policy Loan, we will transfer the difference from the Subaccounts of the Variable Account, which have Accumulated Value, in the same proportions that the Policy's Accumulated Value in each Subaccount bears to the Policy's total Accumulated Value in the Variable Account. We will determine Accumulated Values as of the end of the Valuation Period during which we receive the request for the Policy Loan at the Home Office.

   We normally will mail loan proceeds to you within seven days after receipt of a written request. Postponement of a Policy Loan may take place under certain circumstances. (See "ADDITIONAL INFORMATION--Postponement of Payments.")

   Amounts segregated within the Declared Interest Option as security for Policy Debt will bear interest at an effective annual rate set by the Company. This rate may be different than that used for other amounts within the Declared Interest Option. (See "POLICY BENEFITS--Loan Benefits--EFFECT ON INVESTMENT PERFORMANCE.")

   LOAN INTEREST CHARGED. The interest rate charged on Policy Loans is not fixed. The maximum annual loan interest rate we charge will be the higher of the "Published Monthly Average of the Composite Yield on Seasoned Corporate Bonds" as published by Moody's Investors Service, Inc. (or any successor thereto) for the calendar month ending two months before the date on which the rate is determined; or 5.5%. We may elect to change the interest rate at any time, of which you will be notified. The new rate will take effect on the Policy Anniversary coinciding with, or next following, the date the rate is changed.

   EFFECT ON INVESTMENT PERFORMANCE. Amounts transferred from the Variable Account as security for Policy Debt will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Declared Interest Option as security for Policy Debt with interest on each Monthly Deduction Day at an effective annual rate equal to the greater of 4% or the current effective loan interest rate minus no more than 3%, as determined and declared by the Company. We will not credit additional interest to these amounts. The interest credited will remain in the Declared Interest Option unless and until transferred by the Policyowner to the Variable Account, but will not be segregated within the Declared Interest Option as security for Policy Debt.

   For Policies that have been in force ten years, we may allow a loan spread of 0% on a loan in an amount equal to or less than the gain under the Policy.

   Even though you may repay Policy Debt in whole or in part at any time prior to the Maturity Date if the Policy is still in force, Policy Loans will affect the Accumulated Value of a Policy and may affect the death proceeds payable. The effect could be favorable or unfavorable depending upon whether the investment performance of the Subaccount(s) from which the Accumulated Value was transferred is less than or greater than the interest rates actually credited to the Accumulated Value segregated within the Declared Interest Option as security for Policy Debt while Policy Debt is outstanding. In comparison to a Policy under which no Policy Loan was made, Accumulated Value will be lower where such interest rates credited were less than the investment performance of the Subaccount(s), but will be higher where such interest rates were greater than the performance of the Subaccount(s). In addition, death proceeds will reflect a reduction of the death benefit by any outstanding Policy Debt.

   POLICY DEBT. Policy Debt equals the sum of all unpaid Policy Loans and any due and unpaid policy loan interest. Policy Debt is not included in Net Accumulated Value, which is equal to Accumulated Value less Policy Debt. If, during the first three Policy Years, the Net Accumulated Value (Net Surrender Value if you take a Policy Loan) or, after three Policy Years, the Net Surrender Value, is insufficient on a Monthly Deduction Day to cover the monthly deduction (see "CHARGES AND DEDUCTIONS--Monthly Deduction"), we will notify you. To avoid lapse and termination of the Policy without value (see "THE POLICY--Policy Lapse and Reinstatement--LAPSE"), you must, during the Grace Period, make a premium payment that, when reduced by the premium expense charge (see "CHARGES AND DEDUCTIONS--Premium Expense Charge"), will be at least equal to three times the monthly deduction due on the Monthly Deduction Day immediately preceding the Grace Period (see "CHARGES AND DEDUCTIONS--Monthly Deduction"). Therefore, the greater the Policy Debt under a Policy, the more likely it would be to lapse.

   REPAYMENT OF POLICY DEBT. You may repay Policy Debt in whole or in part any time during the Joint Insureds' lifetimes and before the Maturity Date so long as the Policy is in force. We subtract any Policy Debt not repaid from the death benefit payable at the last Joint Insureds' death, from Accumulated Value upon complete surrender or from the maturity benefit. Any payments made by a Policyowner will be treated first as the repayment of any outstanding Policy Debt, unless the Policyowner indicates otherwise. Upon partial or full repayment of Policy Debt, we will no longer segregate within the Declared Interest Option the portion of the Accumulated Value securing the repaid portion of the Policy Debt, but that amount will remain in the Declared Interest Option unless and until transferred to the Variable Account by the Policyowner. We will notify you when your Policy Debt is repaid in full.

   For a discussion of the tax consequences associated with Policy Loans and lapses, see "FEDERAL TAX MATTERS."

DEATH PROCEEDS

   So long as the Policy remains in force, the Policy provides for the payment of death proceeds upon the last death of the Joint Insureds.

       - You may name one or more primary Beneficiaries or contingent Beneficiaries and we will pay proceeds to the primary Beneficiary or a contingent Beneficiary as described in the Policy.

       - If no Beneficiary survives the Joint Insureds, we will pay the death proceeds to you or your estate. We may pay death proceeds in a lump sum or under a payment option. (See "ADDITIONAL POLICY PROVISIONS--Payment Options" in the Statement of Additional Information.)

       - If the Joint Insureds die simultaneously, we will pay an equal portion of the death proceeds to each beneficiary.

   To determine the death proceeds, we will reduce the death benefit by any outstanding Policy Debt and increase it by any unearned loan interest and any premiums paid after the date of death. We will ordinarily mail proceeds within seven days after receipt by the Company of Due Proof of Death. We may postpone payment, however, under certain circumstances. (See "ADDITIONAL INFORMATION--Postponement of Payments.") We pay interest on those proceeds, at an annual rate of no less than 3.0% or any rate required by law, from the date of death to the date payment is made.

   DEATH BENEFIT GUARANTEE RIDER. If you selected the optional Universal Death Benefit Guarantee Rider (there is no charge for this rider), on each Monthly Deduction Day we will check to see if you have met the death benefit guarantee premium requirement by comparing the total amount of cumulative actual premiums you have paid with the cumulative death benefit guarantee monthly premiums. If you meet the death benefit guarantee monthly premium requirement, then your Policy will not enter a Grace Period even if the Net Surrender Value is not enough to cover the monthly deduction due. If you do not meet the death benefit guarantee monthly premium requirement, then we will notify you of the amount you must pay within 61 days to prevent your Policy from lapsing. (See "THE POLICY--Premiums--DEATH BENEFIT GUARANTEE PREMIUMS.") Your Policy will meet the death benefit guarantee monthly premium requirement on a Monthly Deduction Day when (a) is equal to or greater than
   (b) where:

       (a) is the sum of all premiums paid on the Policy (accumulated from the date of payment at the prepayment interest rate shown on the Policy data page), less the sum of all partial withdrawals (accumulated from the date of each withdrawal at the prepayment interest rate), and less any Policy Loans and unpaid loan interest; and

       (b) is the sum of the death benefit guarantee monthly premiums since the Policy Date accumulated at the prepayment interest rate.

   DEATH BENEFIT OPTIONS. Policyowners designate in the initial application one of two death benefit options offered under the Policy. The amount of the death benefit payable under a Policy will depend upon the option in effect at the time of the last Joint Insureds' death.

   Under Option A, the death benefit will be equal to the greater of:

       (1) the sum of the current Specified Amount and the Accumulated Value, or

       (2) the Accumulated Value multiplied by the specified amount factor for the Joint Equal Attained Age.

   We will determine Accumulated Value as of the end of the Business Day coinciding with or immediately following the last death of the Joint Insureds. Under Option A, the death proceeds will always vary as the Accumulated Value varies (but will never be less than the Specified Amount). If you prefer to have favorable investment performance and additional premiums reflected in increased death benefits, you generally should select Option A.

   Under Option B, the death benefit will be equal to the greater of:

       -      the current Specified Amount, or

       - the Accumulated Value (determined as of the end of the Business Day coinciding with or immediately following the last death of the Joint Insureds) multiplied by the specified amount factor for the Joint Equal Attained Age.

   Under Option B, the death benefit will remain level at the Specified Amount unless the Accumulated Value multiplied by the specified amount factor exceeds the current Specified Amount, in which case the amount of the death benefit will vary as the Accumulated Value varies. If you are satisfied with the amount of your insurance coverage and prefer to have favorable investment performance and additional premiums reflected in higher Accumulated Value rather than increased death benefits, you generally should select Option B.

   Appendix A in the Statement of Additional Information shows examples illustrating Option A and Option B. The specified amount factor is 2.50 for a Joint Insureds' Joint Equal Attained Age 40 or below on the date of death. For Joint Insureds with a Joint Equal Attained Age over 40 on the date of death, the factor declines with age as shown in the Specified Amount Factor Table in Appendix B.

   CHANGING THE DEATH BENEFIT OPTION. You may change the death benefit option in effect at any time by sending a written request to us at our Home Office. The effective date of such a change will be the Monthly Deduction Day coinciding with or immediately following the date we approve the change. A change in death benefit options may have federal income tax consequences. (See "FEDERAL TAX MATTERS.")

   If you change the death benefit option from Option A to Option B, the death benefit will not change and the current Specified Amount will be increased by the Accumulated Value on the effective date of the change. If you change the death benefit option from Option B to Option A, we will reduce the current Specified Amount by an amount equal to the Accumulated Value on the effective date of the change. You may not make a change in the death benefit option if it would result in a Specified Amount which is less than the minimum Specified Amount in effect on the effective date of the change, or if after the change the Policy would no longer qualify as life insurance under federal tax law.

   We impose no charges in connection with a change in death benefit option; however, a change in death benefit option will affect the cost of insurance charges. (See "CHARGES AND DEDUCTIONS--Monthly Deduction--COST OF INSURANCE.")

   CHANGE IN EXISTING COVERAGE. After a Policy has been in force for one Policy Year, you may adjust the existing insurance coverage by increasing or decreasing the Specified Amount. To make a change, you must send us a written request at our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which will affect your cost of insurance charge. (See "CHARGES AND DEDUCTIONS--Monthly Deduction--COST OF INSURANCE RATE, and --NET AMOUNT AT RISK.") If decreases in the Specified Amount cause the premiums paid to exceed the maximum premium limitations imposed by federal tax law (see "THE POLICY--Premiums--PREMIUM LIMITATIONS"), the decrease will be limited to the extent necessary to meet these requirements. A change in existing coverage may have federal income tax consequences. (See "FEDERAL TAX MATTERS.")

   Any decrease in the Specified Amount will become effective on the Monthly Deduction Day coinciding with or immediately following the date we approve the request. The decrease will first reduce the Specified Amount provided by the most recent increase, then the next most recent increases successively, then the Specified Amount under the original application. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy in effect on the date of the decrease. A Specified Amount decrease will not reduce the Surrender Charge.

   To apply for an increase, you must provide us with evidence of insurability we deem satisfactory. Any approved increase will become effective on the Monthly Deduction Day coinciding with or immediately following the date we approve the request. An increase will not become effective, however, if the Policy's Accumulated Value on the effective date would not be sufficient to cover the deduction for the increased cost of the insurance for the next Policy Month. A Specified Amount increase is subject to its own Surrender Charge.

BENEFITS AT MATURITY

   The Maturity Date is Joint Equal Attained Age 115 (Joint Equal Attained Age 95 in certain states). If either Joint Insured is alive and the Policy is in force on the Maturity Date, we will pay to you the Policy's Accumulated Value as of the end of the Business Day coinciding with or immediately following the Maturity Date, reduced by any outstanding Policy Debt. (See "POLICY BENEFITS --Loan Benefits--REPAYMENT OF POLICY DEBT.") We may pay benefits at maturity in a lump sum or under a payment option. The tax consequences associated with continuing the Policy beyond the 100th birthday of the younger insured are unclear and a tax adviser should be consulted.

CHARGES AND DEDUCTIONS

   We deduct certain charges in connection with the Policy to compensate us for
   (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The nature and amount of these charges are described more fully below.

PREMIUM EXPENSE CHARGE

   Before allocating Net Premiums among the Subaccounts and the Declared Interest Option, we reduce premiums paid by a premium expense charge. The premium less the premium expense charge equals the Net Premium.

   The premium expense charge is 7% of each premium up to the Target Premium and 2% of each premium over the Target Premium. It is used to compensate us for expenses incurred in distributing the Policy, including registered representative sales commissions, the cost of printing prospectuses and sales literature, advertising costs and charges we consider necessary to pay all taxes imposed by states and subdivisions thereof (which currently range from 1% to 3%). Because we include any state premium taxes in the premium expense charge, the amount paid by a Policyowner is generally an average of premium tax amounts charged by the states. As a result, you may pay more premium tax than is required in your state of residence.

MONTHLY DEDUCTION

   We deduct certain charges monthly from the Accumulated Value of each Policy ("monthly deduction") to compensate us for the cost of insurance coverage and any additional benefits added by rider (see "ADDITIONAL INSURANCE BENEFITS" in the Statement of Additional Information), for underwriting and start-up expenses in connection with issuing a Policy and for certain administrative costs. We deduct the monthly deduction on the Policy Date and on each Monthly Deduction Day. We deduct it from the Declared Interest Option and each Subaccount in the same proportion that the Policy's Net Accumulated Value in the Declared Interest Option and the Policy's Accumulated Value in each Subaccount bear to the total Net Accumulated Value of the Policy. For purposes of making deductions from the Declared Interest Option and the Subaccounts, we determine Accumulated Values as of the end of the Business Day coinciding with or immediately following the Monthly Deduction Day. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself will vary in amount from month to month.

   We make the monthly deduction on the Business Day coinciding with or immediately following each Monthly Deduction Day and it will equal:

       -      the cost of insurance for the Policy; plus

       -      the cost of any optional insurance benefits added by rider; plus

       -      the monthly policy expense and per $1,000 charges.

   During the first 12 Policy Months and during the 12 Policy Months immediately following an increase in Specified Amount, the monthly deduction will include a monthly per $1,000 charge. During the first 12 Policy Months, the monthly deduction will also include a monthly expense charge.

   COST OF INSURANCE. This charge is designed to compensate us for the anticipated cost of paying death proceeds to Beneficiaries when the Joint Insureds die prior to the Maturity Date. We determine the cost of insurance on a monthly basis, and we determine it separately for the initial Specified Amount and for any subsequent increases in Specified Amount. We will determine the monthly cost of insurance charge by dividing the applicable cost of insurance rate, or rates, by 1,000 and multiplying the result by the net amount at risk for each Policy Month. We may realize a profit from this charge and may use such profit for any lawful purpose, including paying our distribution expenses.

   NET AMOUNT AT RISK. The net amount at risk may be affected by investment performance, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial withdrawals and decreases in Specified Amount. Under Option A, the net amount at risk for a Policy Month is equal to (a) divided by (b); and under Option B, the net amount at risk for a Policy Month is equal to (a) divided by (b), minus (c), where:

       (a)    is the Specified Amount;

       (b)    is 1.0032737(1); and

       (c)    is the Accumulated Value.

   We determine the Specified Amount and the Accumulated Value as of the end of the Business Day coinciding with or immediately following the Monthly Deduction Day.

   We determine the net amount at risk separately for the initial Specified Amount and any increases in Specified Amount. In determining the net amount at risk for each Specified Amount, we first consider the Accumulated Value a part of the initial Specified Amount. If the Accumulated Value exceeds the initial Specified Amount, we will consider it to be a part of any increase in the Specified Amount in the same order as the increases occurred.

   COST OF INSURANCE RATE. We base the cost of insurance rate for the initial Specified Amount on the Joint Insureds' sex, underwriting class and Joint Equal Age. For any increase in Specified Amount, we base the cost of insurance rate on the Joint Insureds' sex, underwriting class and age at last birthday on the effective date of the increase. Actual cost of insurance rates may change and we will determine the actual monthly cost of insurance rates by the Company based on its expectations as to future mortality experience. However, the actual cost of insurance rates will never be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners' Standard Ordinary Non-Smoker and Smoker Mortality Table. Current cost of insurance rates are generally less than the guaranteed maximum rates. Any change in the cost of insurance rates will apply to all persons of the same age, sex and underwriting class whose Policies have been in force the same length of time.

   The cost of insurance rates generally increase as the Joint Insureds' Joint Equal Attained Age increases. The underwriting class of the Joint Insureds also will affect the cost of insurance rate. The Company currently places Joint Insureds into a standard underwriting class or into underwriting classes involving a higher mortality risk. In an otherwise identical Policy, Joint Insureds in the

----------
(1) Dividing by this number reduces the net amount at risk, solely for the purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%.

   standard underwriting class will have a lower cost of insurance rate than those in underwriting classes involving higher mortality risk. The standard underwriting class is also divided into two categories: tobacco and non-tobacco. Non-tobacco-using Joint Insureds will generally have a lower cost of insurance rate than similarly situated Joint Insureds who use tobacco. The Company may offer preferred and super-preferred classes in addition to the standard tobacco and non-tobacco classes. Joint Insureds who fall under a preferred or super-preferred class will generally have a lower cost of insurance rate than Joint Insureds who receive a standard classification. (A Joint Insured must meet more stringent medical requirements than those established for the preferred class in order to qualify for the Company's super-preferred class of insurance rates.)

   We determine the cost of insurance rate separately for the initial Specified Amount and for the amount of any increase in Specified Amount. In calculating the cost of insurance charge, we apply the rate for the underwriting class on the Policy Date to the net amount at risk for the initial Specified Amount; for each increase in Specified Amount, we use the rate for the underwriting class applicable to the increase. However, if we calculate the death benefit as the Accumulated Value times the specified amount factor, we will use the rate for the underwriting class for the most recent increase that required evidence of insurability for the amount of death benefit in excess of the total Specified Amount.

   ADDITIONAL INSURANCE BENEFITS. The monthly deduction will include charges for any additional benefits provided by rider. (See "ADDITIONAL INSURANCE BENEFITS" in the Statement of Additional Information.)

   MONTHLY POLICY EXPENSE CHARGES. We have primary responsibility for the administration of the Policy and the Variable Account. Administrative expenses include premium billing and collection, recordkeeping, processing death benefit claims, cash withdrawals, surrenders and Policy changes, and reporting and overhead costs. As reimbursement for administrative expenses related to the maintenance of each Policy and the Variable Account, we assess a $10 monthly administrative charge against each Policy. We guarantee this charge will not exceed $14 per Policy Month.

   MONTHLY PER $1,000 CHARGE. We also apply an additional charge of $0.03 per $1,000 of Specified Amount against each Policy to further compensate us for the administration of the Policy and the Variable Account. We guarantee this charge will not exceed $0.05 per $1,000 of Specified Amount.

   FIRST-YEAR MONTHLY PER $1,000 CHARGE. We deduct a charge from Accumulated Value as part of the monthly deduction during the first 12 Policy Months and during the 12 Policy Months immediately following an increase in Specified Amount. The charge will compensate us for first-year underwriting, processing and start-up expenses incurred in connection with the Policy and the Variable Account. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Joint Insureds' premium class, and establishing policy records. The monthly administrative charge is $0.10 per $1,000 of Specified Amount or increase in Specified Amount. We guarantee this charge will not exceed $0.14 per $1,000 of Specified Amount.

   FIRST-YEAR MONTHLY POLICY EXPENSE CHARGE. We will deduct an additional monthly charge from Accumulated Value during the first twelve Policy Months. This monthly charge will compensate us for costs associated with underwriting and issuing the Policy. These expenses include the cost of processing applications, conducting medical examinations and determining insurability. The first-year monthly policy expense charge is $10 per Policy Month. We guarantee this charge will not exceed $14 per Policy Month.

TRANSFER CHARGE

   The Company waives the transfer charge for the first twelve transfers during a Policy Year. We may impose a transfer charge of $25 for the thirteenth and each subsequent transfer in a Policy Year to compensate us for the costs in making the transfer.

       - Unless paid in cash, we will deduct the transfer charge from the amount transferred.

       - Once we issue a Policy, we will not increase this charge for the life of the Policy.

       - We will not impose a transfer charge on transfers that occur as a result of Policy Loans, the exercise of the special transfer privilege or the initial allocation of Accumulated Value among the Subaccounts and the Declared Interest Option following acceptance of the Policy by the Policyowner.

   Currently, there is no charge for changing the Net Premium allocation instructions.

PARTIAL WITHDRAWAL FEE

   Upon partial withdrawal from a Policy, we assess a charge equal to the lesser of $25 or 2% of the Accumulated Value withdrawn to compensate us for costs incurred in accomplishing the withdrawal. We deduct this fee from Accumulated Value.

SURRENDER CHARGE

   We apply a Surrender Charge during the first ten Policy Years, as well as during the first ten Policy Years following an increase in Specified Amount to the extent of the increase. This charge is an amount per $1,000 of Specified Amount which declines to $0 in the eleventh year and varies based on the Joint Equal Age, underwriting classes and Policy Year. We have listed below the maximum Surrender Charge per $1,000 of Specified Amount for select ages in various underwriting classes in the first Policy Year.

          ISSUE AGE     NON-TOBACCO        TOBACCO       COMBINED
          -------------------------------------------------------
             30           $  13.67        $  15.00       $  14.23
             50           $  24.28        $  27.59       $  25.68
             70           $  54.10        $  53.81       $  53.97

   The maximum Surrender Charge for any Policy is $54.26 per $1,000 of Specified Amount. (See "APPENDIX B--Maximum Surrender Charges" in the Statement of Additional Information.) The Surrender Charge is level within each Policy Year. The Surrender Charge will be deducted from the amount surrendered.

   Currently, we waive the Surrender Charge after the first Policy Year if either Joint Insured is:

       -      terminally ill, or

       -      stays in a qualified care center for 90 consecutive days.

VARIABLE ACCOUNT CHARGES

   MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily mortality and expense risk charge from each Subaccount at an effective annual rate of .90% of the average daily net assets of the Subaccounts. We guarantee this charge will not exceed 1.05% of the average daily net assets of the Subaccounts. We may realize a profit from this charge and may use such profit for any lawful purpose, including payment of our distribution expenses.

   The mortality risk we assume is that Joint Insureds may die sooner than anticipated and therefore, we may pay an aggregate amount of life insurance proceeds greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

   FEDERAL TAXES. Currently no charge is made to the Variable Account for federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Account may also be made. (See "FEDERAL TAX MATTERS.")

   INVESTMENT OPTION EXPENSES. The value of net assets of the Variable Account will reflect the investment advisory fee and other expenses incurred by each Investment Option. The investment advisory fee and other expenses applicable to each Investment Option are listed on page 11 and described in the prospectus for each Investment Option.

   COMPENSATION. For information concerning compensation paid for the sale of the Policies, see "DISTRIBUTION OF THE POLICIES."

THE DECLARED INTEREST OPTION

   You may allocate Net Premiums and transfer Accumulated Value to the Declared Interest Option, which is part of the General Account. We own the assets in the General Account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Declared Interest Option's assets. We bear the full investment risk for all amounts allocated or transferred to the Declared Interest Option. We guarantee that the amounts allocated to the Declared Interest Option may be credited interest daily at a net effective annual interest rate of at least 4%. These amounts, after charges and deductions, are also guaranteed. We determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

   The Declared Interest Option will not share in the investment performance of our General Account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Declared Interest Option may be credited with different current interest rates. You assume the risk that interest creditd to amounts in the Declared Interest Option may not exceed the minimum 4% guaranteed rate.

   Because of exemptive and exclusionary provisions, we have not registered interests in the Declared Interest Option under the Securities Act of 1933 and we have not registered the Declared Interest Option as an investment company under the Investment Company Act of 1940. Accordingly, neither the Declared Interest Option nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Declared Interest Option. Disclosures regarding the Declared Interest Option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Please refer to the Policy and the Statement of Additional Information for complete details regarding the Declared Interest Option.

TRANSFERS, PARTIAL WITHDRAWALS, SURRENDERS AND POLICY LOANS

   You may transfer amounts between the Subaccounts and the Declared Interest Option. However, if your Policy was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount. Only one transfer between the Variable Account and the Declared Interest Option is permitted in each Policy Year. We may impose a transfer charge in connection with such transfer (see "CHARGES AND DEDUCTIONS--Transfer Charge"). No more than 50% of the Net Accumulated Value in the Declared Interest Option may be transferred from the Declared Interest Option unless the balance in the Declared Interest Option immediately after the transfer would be less than $1,000. If the balance in the Declared Interest Option after a transfer would be less than $1,000, you may transfer the full Net Accumulated Value in the Declared Interest Option. A Policyowner may also make surrenders and obtain Policy Loans from the Declared Interest Option at any time prior to the Policy's Maturity Date.

   We may delay transfers, payments of partial withdrawals and surrenders from, and payments of Policy Loans allocated to, the Declared Interest Option for up to six months.

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GENERAL PROVISIONS

CHANGE OF PROVISIONS

   We reserve the right to change the Policy, in the event of future changes in the federal tax law, to the extent required to maintain the Policy's qualification as life insurance under federal tax law.

   Except as provided in the foregoing paragraph, no one can change any part of the Policy except the Policyowner and the President, a Vice President, the Secretary or an Assistant Secretary of the Company. Both must agree to any change and such change must be in writing. No agent may change the Policy or waive any of its provisions.

OWNERSHIP

   The Policy belongs to the Policyowner. The original Policyowner is the person named as owner in the application. If there is more than one owner, the Policy will be owned jointly with right of survivorship. Ownership of the Policy may change according to the ownership option selected as part of the original application or by a subsequent endorsement to the Policy. During the Joint Insureds' lifetimes, all rights granted by the Policy belong to the Policyowner, except as otherwise provided for in the Policy. Changing the Policyowner may have tax consequences.

   Special ownership rules may apply if the Joint Insureds are under legal age (as defined by state law in the state in which the Policy is delivered) on the Policy Date.

THE BENEFICIARY

   The Policyowner designates the primary Beneficiaries and contingent Beneficiaries in the application. If changed, the primary Beneficiary or contingent Beneficiary is as shown in the latest change filed with the Company. One or more primary or contingent Beneficiaries may be named in the application. In such case, the proceeds will be paid in equal shares to the survivors in the appropriate beneficiary class, unless requested otherwise by the Policyowner.

   Unless a payment option is chosen, we will pay the proceeds payable at the last Joint Insured's death in a lump sum to the primary Beneficiary. If the primary Beneficiary dies before the last Joint Insured, we will pay the proceeds to the contingent Beneficiary. If no Beneficiary survives the Insured, we will pay the proceeds to the Policyowner or the Policyowner's estate.

CHANGE OF ADDRESS

   We confirm all Policyowner change of address requests by sending a confirmation to both the old and new addresses.

DISTRIBUTION OF THE POLICIES

   We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC ("EquiTrust Marketing") for the distribution and sale of the Policies. EquiTrust Marketing may sell the Policies through its registered representatives, or through other broker-dealers ("selling firms") that have entered into a selling agreement with EquiTrust Marketing.


   EquiTrust Marketing recieves a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Policy assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund; Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Real Estate Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities

   Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.



   We pay commissions to EquiTrust Marketing for the sale of the Policies by its registered representatives as well as by selling firms. The maximum commissions payable for Policy sales are 125% of Target Premiums in the first Policy Year; 4.5% of Target Premiums in each Policy Year after the first Policy Year and 7% of premiums above that amount paid in each Policy Year. Managers of EquiTrust Marketing's registered representatives may also receive commission overrides on the registered representatives' commissions. We also pay commissions for substandard risk and rider premiums based on our rules at the time of payment.



   Under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: supervisor and registered representative manager compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Policies. EquiTrust Marketing may pay additional compensation from its own resources to selling firms based on the level of Policy sales or premium payments.



   Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, such as loans and advances, and non-cash compensation programs that the Company offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes and awards, subject to applicable regulatory requirements. Sales of the Policies may help registered representatives and their managers qualify for such benefits. Registered representatives and their managers may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, EquiTrust Marketing registered representatives and their managers who meet certain Company productivity, persistency and length of service standards may be eligible for additional compensation.


   We also pay commissions for substandard risk and rider premiums based on our rules at the time of payment. EquiTrust Marketing may pay additional compensation from its own resources to selling firms based on Policy sales or premium payment amounts. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

   Sales charges deducted from premium payments, as well as proceeds from the Surrender Charge on the Policies are retained by us and used to defray the expenses we incur in paying for distribution-related services under the distribution agreement, such as the payment of commissions.

   See "DISTRIBUTION OF THE POLICIES" in the Statement of Additional Information for more information concerning compensation paid for the sale of the Policies.

   Under the Public Disclosure Program, NASD, Inc. ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

FEDERAL TAX MATTERS

INTRODUCTION

   The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

   In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited, especially with regard to policies issued on joint lives. While, we believe that it is reasonable to conclude that a Policy should satisfy the applicable requirements of the Code, certain features of the Policy are not addressed in the relevant authorities. For example, the relevant authorities do not address the Policy's use of Joint Equal Age calculations to test for compliance with the requirements of the Code. If it is subsequently determined that a Policy does not satisfy the applicable requirements to be treated as a life insurance contract, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to modify the Policy as necessary in order to do so.

   In some circumstances, Policyowners who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Policyowner should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modifications be necessary to prevent Policyowners from being treated as the owners of the underlying Variable Account assets.

   In addition, the Code requires that the investments of the Subaccounts be "adequately diversified" in order for the Policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Subaccounts, through the funds, will satisfy these diversification requirements.

   The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

   IN GENERAL. The Company believes that the death benefit under a Policy should generally be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each Policyowner or beneficiary. A tax adviser should be consulted on these consequences.

   Generally, a Policyowner will not be deemed to be in constructive receipt of the Accumulated Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a modified endowment contract ("MEC").

   MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC. In general, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will generally fail the 7-pay test if, at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

   In some circumstances where there is a reduction in the benefits under the Policy at any time (for example, as a result of a partial withdrawal), the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms at any time, the Policy may have to be re-tested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policyowner should consult a tax adviser to determine whether a transaction will cause the Policy to be classified as a MEC.


   DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

       (1) All distributions other than death benefits from a MEC, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policyowner's investment in the Policy only after all gain has been distributed.

       (2) Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

       (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policyowner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policyowner or the joint lives (or joint life expectancies) of the Policyowner and the Policyowner's beneficiary or designated beneficiary.

       (4) If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from MEC.

   DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not classified as a MEC are generally treated first as a recovery of the Policyowner's investment in the Policy, and only after the recovery of all investment in the Policy, as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

   Loans from or secured by a Policy that is not a MEC will generally not be treated as taxable distributions. However, the tax treatment of a loan taken out of a Policy where there is no spread (difference between the interest rate charged to you and the interest rate credited to amounts securing the loan), as the case may be on loans for Policies in force ten years or more, or a minimal spread is unclear. You should consult a tax adviser as to the tax consequences of such a loan.

   Finally, neither distributions from, nor loans from or secured by, a Policy that is not a MEC are subject to the 10 percent additional income tax.

   INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

   POLICY LOANS. In general, interest on a Policy Loan will not be deductible. If a loan from a Policy is outstanding when the Policy is cancelled or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the Policy and will be taxed accordingly. Before taking out a Policy Loan, you should consult your tax adviser as to the tax consequences.

   MULTIPLE POLICIES. All MECs that are issued by the Company (or its affiliates) to the same Policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Policyowner's income when a taxable distribution occurs.

   ACCELERATED DEATH BENEFITS. The Company believes that for federal income tax purposes, an accelerated death benefit payment received under an accelerated death benefit endorsement should be fully excludable from the gross income of the beneficiary, as long as the beneficiary is the insured under the Policy.However, you should consult a qualified tax adviser about the consequences of adding this Endorsement to a Policy or requesting an accelerated death benefit payment under this Endorsement.

   EXCHANGES. The Company believes that an exchange of a fixed-benefit joint life policy issued by the Company for a Policy as provided under "THE POLICY--Exchange Privilege" generally should be treated as a non-taxable exchange of life insurance policies within the meaning of section 1035 of the Code. However, in certain circumstances, the exchanging owner may receive a cash distribution that might have to be recognized as income to the extent there was gain in the fixed-benefit policy. Moreover, to the extent a fixed-benefit policy with an outstanding loan is exchanged for an unencumbered Policy, the exchanging owner could recognize income at the time of the exchange up to an amount of such loan (including any due and unpaid interest on such loan). An exchanging Policyowner should consult a tax adviser as to whether an exchange of a fixed-benefit policy for the Policy will have adverse tax consequences.

   CONTINUATION OF POLICY BEYOND AGE 100. If the Policy continues in force beyond the 100th birthday of the younger insured, the tax consequences are uncertain. You should consult a tax adviser as to those consequences.

   POLICY SPLIT OPTION. The policy split option permits a Policy to be split into two single life insurance policies. It is not clear whether exercising the policy split option will be treated as a taxable transaction or whether the individual policies that result would be MECs. Consult a tax adviser before exercising the policy split option.

   OTHER POLICYOWNER TAX MATTERS. Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.


   NON-INDIVIDUAL POLICYOWNERS AND BUSINESS BENEFICIARIES OF POLICIES. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a Beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a Beneficiary of a Policy.


   SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

   Additionally, on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

   Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, provided there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar insurance arrangement should consult legal counsel.


   ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policyowner is subject to that tax.


   OTHER TAX CONSIDERATIONS. The transfer of the Policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of or the payment of proceeds to a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


   ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the Insured dies, the death proceeds will generally be includable in the Policyowner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Policyowner was not the Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. The Policy would not be includable in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

   Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policyowner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

   Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each Policyowner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

   ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001. The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

   During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2005, the maximum estate tax rate is 47% and the estate tax exemption is $1,500,000.

   The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

   WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


   LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

   LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a life insurance policy purchase.

   FOREIGN TAX CREDITS. To the extent permitted under the federal tax law, the Company may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions.


POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

TAXATION OF THE COMPANY

   At the present time, the Company makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the Variable Account or to the policies. The Company reserves the right to charge the Subaccounts of the Variable Account for any future taxes or economic burden the Company may incur.

ADDITIONAL INFORMATION

VOTING RIGHTS

   To the extent required by law, the Company will vote the Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that it is permitted to vote the Fund shares in its own right, we may elect to do so.

   The number of votes which a Policyowner has the right to instruct are calculated separately for each Subaccount and are determined by dividing the Policy's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Investment Option in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Investment Option which you have the right to instruct will be determined as of the date coincident with the date established by that

   Investment Option for determining shareholders eligible to vote at such meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by each Fund. Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Investment Option.

   The Company will vote Fund shares attributable to Policies as to which no timely instructions are received (as well as any Fund shares held in the Variable Account which are not attributable to Policies) in proportion to the voting instructions which are received with respect to all Policies participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter.

   Fund shares may also be held by separate accounts of other affiliated and unaffiliated insurance companies. The Company expects that those shares will be voted in accordance with instructions of the owners of insurance policies and contracts issued by those other insurance companies. Voting instructions given by owners of other insurance policies will dilute the effect of voting instructions of Policyowners.

POSTPONEMENT OF PAYMENTS

   The Company will usually mail the proceeds of complete surrenders, partial withdrawals and Policy Loans within seven days after we receive your signed request at our Home Office. We will usually mail death proceeds within seven days after receipt of Due Proof of Death and maturity benefits within seven days of the Maturity Date. However, we may postpone payment of any amount upon complete surrender or partial withdrawal, payment of any Policy Loan, and payment of death proceeds or benefits at maturity whenever:

       - the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;

       - the Securities and Exchange Commission by order permits postponement for the protection of Policyowners; or

       - an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of the securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Variable Account.

   We also may postpone transfers under these circumstances.

   Payments under the Policy which are derived from any amount paid to the Company by check or draft may be postponed until such time as the Company is satisfied that the check or draft has cleared the bank upon which it is drawn.

   If mandated under applicable law, the Company may be required to block a Policyowner's account and thereby refuse to pay any request for transfer, partial withdrawal, complete surrender, loan or death proceeds until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your account to government regulators.

LEGAL PROCEEDINGS

   The Company, like other insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming us as a defendant or involving the Variable Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the ability of EquiTrust Marketing Services, LLC to perform its contract with the Variable Account or the ability of the Company to meet its obligations under the Policies.

FINANCIAL STATEMENTS


   The Variable Account's statements of assets and liabilities as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

   The audited balance sheets of the Company at December 31, 2004 and 2003 and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

   The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information (the "SAI") contains more detailed information about the Policies than is contained in this Prospectus. The SAI is incorporated by reference into this Prospectus and is legally part of this Prospectus. The table of contents for the SAI appears on the last page of this Prospectus. For a free copy of the SAI, please call us toll-free at the number shown on the cover of this Prospectus, or write us at 5400 University Avenue, West Des Moines, Iowa 50266.

   You may also call us toll-free or write to us if you wish to receive a personalized illustration of your Policy's death benefit, Accumulated Value and Surrender Value, to request additional information and to ask questions about your Policy.

   The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


              Investment Company Act of 1940, File Number 811-08641

GLOSSARY

ACCUMULATED VALUE: The total amount invested under the Policy. It is the sum of the values of the Policy in each subaccount of the Variable Account, the value of the Policy in the Declared Interest Option and any amounts transferred to the Declared Interest Option to secure any outstanding Policy Debt.

BENEFICIARY: The person or entity the Policyowner named in the application, or by later designation, to receive the death proceeds upon the Insured's death.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

COMPANY, WE, US, OUR: EquiTrust Life Insurance Company.

DECLARED INTEREST OPTION: A part of the Company's General Account. Policyowners may allocate Net Premiums and transfer Accumulated Value to the Declared Interest Option. The Company credits Accumulated Value in the Declared Interest Option with interest at an annual rate guaranteed to be at least 4%.

DELIVERY DATE: The date when the Company issues the Policy and mails it to the Policyowner.

DUE PROOF OF DEATH: Proof of death that is satisfactory to the Company. Such proof may consist of the following:

       (a) A certified copy of the death certificate;
       (b) A certified copy of a court decree reciting a finding of death;
       (c) the Beneficiary's statement of election;
       (d) a copy of the Beneficiary's Form W-9; or
       (e) Any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Variable Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Variable Account or any other separate account.

GRACE PERIOD: The 61-day period (31-day period in certain states) beginning on the date we send notice to the Policyowner that Net Accumulated Value or Net Surrender Value is insufficient to cover the monthly deduction.

HOME OFFICE: The Company's principal office at 5400 University Avenue, West Des Moines, Iowa 50266.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

JOINT EQUAL AGE: The age on which premium and Accumulated Value are based. It is an actuarial equivalent and is determined by the age and sex of the Joint Insureds. The current Joint Equal Age on any Policy Anniversary will equal the Joint Equal Age on the Policy Date plus the number of years since the Policy Date.

JOINT EQUAL ATTAINED AGE: The Joint Equal Age at the Policy Date plus the number of Policy Years since the Policy Date.

JOINT INSUREDS: The persons upon whose lives the Company issues a Policy.

MATURITY DATE: The Joint Equal Attained Age 115 (Joint Equal Attained Age 95 in certain states). It is the date when the Policy terminates and the Policy's Accumulated Value less Policy Debt becomes payable to the Policyowner or the Policyowner's estate.

MONTHLY DEDUCTION DAY: The same date in each month as the Policy Date. The Company makes the monthly deduction on the Business Day coinciding with or immediately following the Monthly Deduction Day. (See "CHARGES AND DEDUCTIONS--Monthly Deduction.")

NET ACCUMULATED VALUE: The Accumulated Value of the Policy reduced by any outstanding Policy Debt and increased by any unearned loan interest.

NET ASSET VALUE: The total current value of each Subaccount's securities, cash, receivables and other assets less liabilities.

NET PREMIUM: The amount of premium remaining after we deduct the premium expense charge (see "CHARGES AND DEDUCTIONS--Premium Expense Charge").

NET SURRENDER VALUE: The Surrender Value minus any Policy Debt plus any unearned loan interest.

PARTIAL WITHDRAWAL FEE: A fee we assess at the time of any partial withdrawal equal to the lesser of $25 or 2% of the Accumulated Value withdrawn.

POLICY: The flexible premium last surviver variable life insurance policy we offer and describe in this Prospectus, which term includes the Policy described in this Prospectus, the Policy application, any supplemental applications and any endorsements or additional benefit riders or agreements.

POLICY ANNIVERSARY: The same date in each year as the Policy Date.

POLICY DATE: The date set forth on the Policy data page which we use to determine Policy Years, Policy Months and Policy Anniversaries. The Policy Date may, but will not always, coincide with the effective date of insurance coverage under the Policy. (See "THE POLICY--Purchasing the Policy.")

POLICY DEBT: The sum of all outstanding Policy Loans and any due and unpaid Policy Loan interest.

POLICY LOAN: An amount the Policyowner borrows from the Company using the Policy as the sole security.

POLICY MONTH: A one-month period beginning on a Monthly Deduction Day and ending on the day immediately preceding the next Monthly Deduction Day.

POLICYOWNER, YOU, YOUR: The person who owns a Policy. The Policyowner is named in the application.

POLICY YEAR: A twelve-month period that starts on the Policy Date or on a Policy Anniversary.

SPECIFIED AMOUNT: The minimum death benefit payable under a Policy so long as the Policy remains in force. The Specified Amount as of the Policy Date is set forth on the data page in each Policy.

SUBACCOUNT: A subdivision of the Variable Account which invests exclusively in shares of a designated Investment Option of a Fund.

SURRENDER CHARGE: A charge we assess at the time of any surrender during the first ten Policy Years and for ten years following an increase in Specified Amount.

SURRENDER VALUE: The Accumulated Value minus the Surrender Charge.

TARGET PREMIUM: A premium amount specified by the Company. We use this amount to calculate the premium expense charge. We also use Target Premium to calculate registered representatives' compensation.

UNIT VALUE: The value determined by dividing each Subaccount's Net Asset Value by the number of units outstanding at the time of calculation.

VALUATION PERIOD: The period between the close of business (3:00 p.m. central time) on a Business Day and the close of business on the next Business Day.

VARIABLE ACCOUNT: EquiTrust Life Variable Account, a separate investment account the Company established to receive and invest the Net Premiums paid under the Policies.

WRITTEN NOTICE: A written request or notice signed by the Policyowner on a form satisfactory to the Company which the Company receives at our Home Office.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
GENERAL INFORMATION ABOUT THE COMPANY                                          1
       EquiTrust Life Insurance Company                                        1
       State Regulation of the Company                                         1
       Safekeeping of the Variable Account's Assets                            1
       Material Irreconcilable Conflicts                                       1
ADDITIONAL POLICY PROVISIONS                                                   2
       The Policy                                                              2
       Special Transfer Privilege                                              2
       Assignment                                                              2
       Changing the Policyowner or Beneficiary                                 2
       Incontestability                                                        2
       Misstatement of Age or Sex                                              3
       Suicide Exclusion                                                       3
       Continuance of Insurance                                                3
       Annual Report                                                           3
       Policy Loans                                                            3
       Voting Rights                                                           4
       Nonparticipation                                                        4
       Ownership of Assets                                                     4
       Written Notice                                                          4
       Payment Options                                                         4
       Employment-Related Benefit Plans                                        5
ADDITIONAL INSURANCE BENEFITS                                                  6
       Policy Split Option                                                     6
FINANCIAL STATEMENTS                                                           7
THE DECLARED INTEREST OPTION                                                   7
       General Description                                                     7
       Declared Interest Option Accumulated Value                              8
CALCULATION OF VALUES                                                          8
       Accumulated Value                                                       8
       Unit Value                                                              9
PERFORMANCE DATA                                                               9
       Average Annual Total Return Calculations                                9
DISTRIBUTION OF THE POLICIES                                                  10
LEGAL MATTERS                                                                 11
EXPERTS                                                                       11
OTHER INFORMATION                                                             11
DEATH BENEFIT OPTIONS                                                 Appendix A
MAXIMUM SURRENDER CHARGES                                             Appendix B

                                     SAI-TOC

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                        EQUITRUST LIFE INSURANCE COMPANY

                             5400 University Avenue
                           West Des Moines, Iowa 50266

                         EQUITRUST LIFE VARIABLE ACCOUNT

                     FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE
                              LIFE INSURANCE POLICY

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium last survivor variable life insurance policy (the "Policy") offered by EquiTrust Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Policy and the prospectuses for the Investment Options. The Prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown on the cover of the Prospectus.


                                   May 1, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
GENERAL INFORMATION ABOUT THE COMPANY                                          1
       EquiTrust Life Insurance Company                                        1
       State Regulation of the Company                                         1
       Safekeeping of the Variable Account's Assets                            1
       Material Irreconcilable Conflicts                                       1
ADDITIONAL POLICY PROVISIONS                                                   2
       The Policy                                                              2
       Special Transfer Privilege                                              2
       Assignment                                                              2
       Changing the Policyowner or Beneficiary                                 2
       Incontestability                                                        2
       Misstatement of Age or Sex                                              3
       Suicide Exclusion                                                       3
       Continuance of Insurance                                                3
       Annual Report                                                           3
       Policy Loans                                                            3
       Voting Rights                                                           4
       Nonparticipation                                                        4
       Ownership of Assets                                                     4
       Written Notice                                                          4
       Payment Options                                                         4
       Employment-Related Benefit Plans                                        5
ADDITIONAL INSURANCE BENEFITS                                                  6
       Policy Split Option                                                     6
FINANCIAL STATEMENTS                                                           7
THE DECLARED INTEREST OPTION                                                   7
       General Description                                                     7
       Declared Interest Option Accumulated Value                              8
CALCULATION OF VALUES                                                          8
       Accumulated Value                                                       8
       Unit Value                                                              9
PERFORMANCE DATA                                                               9
       Average Annual Total Return Calculations                                9
DISTRIBUTION OF THE POLICIES                                                  10
LEGAL MATTERS                                                                 11
EXPERTS                                                                       11
OTHER INFORMATION                                                             11
DEATH BENEFIT OPTIONS                                                 Appendix A
MAXIMUM SURRENDER CHARGES                                             Appendix B

GENERAL INFORMATION ABOUT THE COMPANY

EQUITRUST LIFE INSURANCE COMPANY


   EquiTrust Life Insurance Company is a stock life insurance company which was incorporated in the State of Iowa on June 3, 1966. Our principal offices are at 5400 University Avenue, West Des Moines, Iowa 50266. We are admitted to do business in 49 states and the District of Columbia--Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Mexico, New Hampshire, New Jersey, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin, and Wyoming.

   One hundred percent of our outstanding voting shares are owned by Farm Bureau Life Insurance Company which is 100% owned by FBL Financial Group, Inc. At December 31, 2004, Iowa Farm Bureau Federation owned shares of various classes representing 62.90% of the outstanding voting power of FBL Financial Group, Inc.


   Iowa Farm Bureau Federation is an Iowa not-for-profit corporation located at 5400 University Avenue, West Des Moines, Iowa 50266, the members of which are county Farm Bureau organizations and their individual members. Through various divisions and subsidiaries, Iowa Farm Bureau Federation engages in the formulation, analysis and promotion of programs designed to foster the educational, social and economic advancement of its members.

STATE REGULATION OF THE COMPANY

   The Company, a stock life insurance company organized under the laws of Iowa, is subject to regulation by the Iowa Insurance Department. An annual statement is filed with the Iowa Insurance Department on or before March lst of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Iowa Insurance Department examines the liabilities and reserves of the Company and the Variable Account and certifies their adequacy, and a full examination of operations is conducted periodically by the National Association of Insurance Commissioners.

   In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

   The Company holds the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the General Account. We maintain records of all purchases and redemptions of shares by each Investment Option for each corresponding Subaccount. Additional protection for the assets of the Variable Account is afforded by a blanket fidelity bond issued by Chubb Insurance Group in the amount of $5,000,000 covering all the officers and employees of the Company.

MATERIAL IRRECONCILABLE CONFLICTS

   The Funds currently sell shares: (1) to the Variable Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (2) to separate accounts to serve as the underlying investment for both variable life insurance policies and variable annuity contracts. We currently do not foresee any disadvantage to Policyowners arising from the sale of shares to support variable life insurance policies and variable annuity contracts, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to those events or conflicts. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Policyowners, we will take appropriate action on our own, including withdrawing the Variable Account's investment in that Fund. (See the Fund prospectuses for more detail.)

ADDITIONAL POLICY PROVISIONS

THE POLICY

   We issue the Policy in consideration of the statements in the application and the payment of the initial premium. The Policy, the application, and any supplemental applications and endorsements or additional benefit riders or agreements make up the entire contract. In the absence of fraud, we will treat the statements made in an application or supplemental application as representations and not as warranties. We will not use any statement to void the Policy or in defense of a claim unless the statement is contained in the application or any supplemental application.

SPECIAL TRANSFER PRIVILEGE

   You may, at any time prior to the Maturity Date while the Policy is in force, operate the Policy as a flexible premium fixed-benefit last survivor life insurance policy by requesting that we transfer all of the Accumulated Value in the Variable Account to the Declared Interest Option. You may exercise this special transfer privilege once each Policy Year. Once you exercise the special transfer privilege, we automatically will credit all future premium payments to the Declared Interest Option, until you request a change in allocation to convert the Policy back to a flexible premium last survivor variable life insurance policy. The Company will not impose any charge for transfers resulting from the exercise of the special transfer privilege.

ASSIGNMENT

   The Policyowner may assign the Policy as collateral security. The Company assumes no responsibility for the validity or effect of any collateral assignment of the Policy. No assignment will bind us unless in writing and until we receive notice of the assignment at the Home Office. The assignment is subject to any payment or action we may have taken before we received notice of the assignment at our Home Office. Assigning the Policy may have federal income tax consequences.

CHANGING THE POLICYOWNER OR BENEFICIARY

   During the Joint Insureds' lives, the Policyowner and the Beneficiary may be changed. To make a change, you must send a written request to us at our Home Office. The request for the change must be in a form satisfactory to the Company and we must actually receive and record the request. The change will take effect as of the date you sign the request and will be subject to any payment made before we recorded the change. We may require return of the Policy for endorsement. Changing the Policyowner may have tax consequences.

INCONTESTABILITY

   The Policy is incontestable, except for fraudulent statements made in the application or supplemental applications, after it has been in force during the lifetimes of the Joint Insureds for two years from the Policy Date or date of reinstatement. Any increase in Specified Amount will be incontestable only after it has been in force during the lifetimes of the Joint Insureds for two years from the effective date of the increase. Depending upon individual state replacement requirements, if we replace your Policy with another life insurance policy issued by us or one of our affiliates, we will credit the amount of time you held your Policy when calculating incontestability provisions under the new policy.

MISSTATEMENT OF AGE OR SEX

   If either Joint Insureds' age or sex was misstated in the application, we will adjust each benefit and any amount to be paid under the Policy to reflect the correct age and sex.

SUICIDE EXCLUSION

   If the Policy is in force and the surviving Joint Insured commits suicide, while sane or insane, within two years from the Policy Date (within one year in certain states), we will limit life insurance proceeds payable under the Policy to all premiums paid, reduced by any outstanding Policy Debt and any partial withdrawals, and increased by any unearned loan interest. If the Policy is in force and the surviving Joint Insured commits suicide, while sane or insane, within two years from the effective date of any increase in Specified Amount (within one year in certain states), we will not pay any increase in the death benefit resulting from the requested increase in Specified Amount. Instead, we will refund to the Policyowner an amount equal to the total cost of insurance applied to the increase. Depending upon individual state replacement requirements, if we replace your Policy with another life insurance policy issued by us or one of our affiliates, we will credit the amount of time you held your Policy when calculating benefits under the suicide provisions of the new policy.

CONTINUANCE OF INSURANCE

   The insurance under a Policy will continue until the earlier of:

       - the end of the Grace Period following the Monthly Deduction Day on which the Net Accumulated Value during the first three Policy Years, or Net Surrender Value after three Policy Years, is less than the monthly deduction for the following Policy Month;

       - the date the Policyowner surrenders the Policy for its entire Net Accumulated Value;

       -      the last death of the Joint Insureds; or

       -      the Maturity Date.

   Any rider to a Policy will terminate on the date specified in the rider.

ANNUAL REPORT

   At least once each year, we will send an annual report to each Policyowner. The report will show

       -      the current death benefit,

       - the Accumulated Value in each Subaccount and in the Declared Interest Option,

       -      outstanding Policy Debt, and

       - premiums paid, partial withdrawals made and charges assessed since the last report.

   The report will also include any other information required by state law or regulation. Further, the Company will send the Policyowner the reports required by the Investment Company Act of 1940.

POLICY LOANS

   Interest is payable in advance at the time you make any Policy Loan (for the remainder of the Policy Year) and on each Policy Anniversary thereafter (for the entire Policy Year) so long as there is Policy Debt outstanding. We will subtract interest payable at the time you make a Policy Loan from the loan proceeds. Thereafter, we will add interest not paid when due to the existing Policy Debt and it will bear interest at the same rate charged for Policy Loans. We will segregate the amount equal to unpaid interest within the Declared Interest Option in the same manner that amounts for Policy Loans are segregated within the Declared Interest Option. (See "POLICY BENEFITS--Loan Benefits--ALLOCATION OF POLICY LOAN" in the Prospectus.)

   Because we charge interest in advance, we will add any interest that has not been earned to the death benefit payable at the last Joint Insureds' death and to the Accumulated Value upon complete surrender, and we will credit it to the Accumulated Value in the Declared Interest Option upon repayment of Policy Debt.

VOTING RIGHTS

   The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of an Investment Option or to approve or disapprove an investment advisory contract for an Investment Option. In addition, the Company itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policy or the investment adviser of an Investment Option if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or the Company determined that the change would have an adverse effect on the General Account in that the proposed investment policy for an Investment Option may result in overly speculative or unsound investments. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policyowners.

NONPARTICIPATION

   The Policy does not participate in the Company's profits or surplus earnings. No dividends are payable.

OWNERSHIP OF ASSETS

   The Company shall have the exclusive and absolute ownership and control over assets, including the assets of the Variable Account.

WRITTEN NOTICE

   You should send any Written Notice to the Company at our Home Office. The notice should include the Policy number and the Joint Insureds' full names. Any notice we send to a Policyowner will be sent to the address shown in the application unless you filed an appropriate address change form with the Company.

PAYMENT OPTIONS

   We may pay death proceeds and Accumulated Value due at maturity, or upon surrender or partial withdrawal of a Policy, in whole or in part under a payment option as described below. In any case, a supplemental agreement will be issued for the payment option. Under a supplemental agreement, the effective date is the date on which death proceeds and Accumulated Value are applied to a payment option. We also may make payments under any new payment option available at the time proceeds become payable. In addition, we may pay proceeds in any other manner acceptable to us.

   You may designate an option in your application or notify us in writing at our Home Office. During the lives of the Joint Insureds, you may select a payment option; in addition, during that time you may change a previously selected option by sending Written Notice to us requesting the cancellation of the prior option and the designation of a new option. If you have not chosen an option prior to the last Joint Insureds' death, the Beneficiary may choose an option. The Beneficiary may change a payment option by sending a written request to us, provided that a prior option chosen by you is not in effect.

   If you have not elected a payment option, we will pay the proceeds of the Policy in one sum. We will also pay the proceeds in one sum if,

       (1)    the proceeds are less than $2,000;

       (2)    periodic payments would be less than $20; or

       (3) the payee is an assignee, estate, trustee, partnership, corporation or association.

   Amounts paid under a payment option are paid pursuant to a payment contract and will not vary. Proceeds applied under a payment option earn interest at a rate guaranteed to be no less than 3% compounded yearly. The Company may be crediting higher interest rates on the effective date, but is not obligated to declare that such additional interest be applied to such funds.

   If a payee dies, any remaining payments will be paid to a contingent payee. At the death of the last payee, the commuted value of any remaining payments will be paid to the last payee's estate. A payee may not withdraw funds under a payment option unless the Company has agreed to such withdrawal in the payment contract. We reserve the right to defer a withdrawal for up to six months and to refuse to allow partial withdrawals of less than $250.

   Payments under Option 1 will begin at the end of the first interest period after the date proceeds are otherwise payable. Payments under Options 2, 3, 4 or 5 will begin as of the date of the last Joint Insured's death, on partial withdrawal or surrender, or on the Maturity Date.

   OPTION 1--INTEREST INCOME. Periodic payments of interest earned from the proceeds will be paid. Payments can be annual, semi-annual, quarterly or monthly, as selected by the payee, and will begin at the end of the first period chosen. Proceeds left under this plan will earn interest at a rate determined by the Company, in no event less than 3% compounded yearly. The payee may withdraw all or part of the proceeds at any time.

   OPTION 2--INCOME FOR A FIXED PERIOD. Periodic payments will be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly or monthly. Guaranteed amounts payable under the plan will earn interest at a rate determined by the Company, in no event less than 3% compounded yearly.

   OPTION 3--LIFE INCOME WITH TERM CERTAIN. Equal periodic payments will be made for a guaranteed minimum period elected. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 0, 5, 10, 15 or 20 years. Guaranteed amounts payable under this plan will earn interest at a rate determined by the Company, in no event less than 3% compounded yearly.

   OPTION 4--INCOME OF A FIXED AMOUNT. Equal periodic payments of a definite amount will be paid. Payments can be annual, semi-annual, quarterly or monthly. The amount paid each period must be at least $20 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. Unpaid proceeds will earn interest at a rate determined by the Company, in no event less than 3% compounded yearly.

   OPTION 5--JOINT AND TWO-THIRDS SURVIVOR MONTHLY LIFE INCOME. Equal montly payments will be made for as long as two payees live. The guaranteed amount payable under this plan will earn interest at a minimum rate of 3% compounded yearly. When one payee dies, payments of two-thirds of the original monthly payment will be made to the surviving payee. Payments will stop when the surviving payee dies.

   Alternate Payment Options:

   The Company may make available alternative payment options.

   A tax adviser should be consulted with respect to the tax consequences associated with a payment option.

EMPLOYMENT-RELATED BENEFIT PLANS

   The Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil

   Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policy described in the Prospectus and this Statement of Additional Information contains guaranteed cost of insurance rates and guaranteed purchase rates for certain payment options that distinguish between men and women. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

ADDITIONAL INSURANCE BENEFITS

   Subject to certain requirements, you may add one or more of the following additional insurance benefits to a Policy by rider:

       - Last Survivor Universal Cost of Living Increase. This rider automatically increases the Specified Amount under the Policy on every third Policy Anniversary without requiring evidence of insurability. The amount of each increase will equal the lesser of: (1) the initial Specified Amount plus any prior increases under the rider adjusted for changes in the Consumer Price Index;
              (2) 20% of the initial Specified Amount; or (3) $50,000. If you elect this rider, we will increase the monthly deduction. The amount of the increase in the monthly deduction will be based on the applicable cost of insurance rate at the time of increase in Specified Amount multiplied by the amount of the increase.

       - Universal Term Life Insurance. This rider provides term insurance coverage on your life or the life of an additional Insured. If you select this rider, we will increase the monthly deduction. The amount of the increase will be based on the cost of insurance rate for the Insured multiplied by the amount of term insurance coverage under the rider.

       - Universal Death Benefit Guarantee. This rider guarantees that the Policy will not enter the Grace Period should the Net Accumulated Value or Net Surrender Value, as applicable, be insufficient to cover the monthly deduction on the Monthly Deduction Day if you maintain a certain minimum premium level. There is no charge for this rider.

       - Estate Protector 4-Year Non-Renewable Last Survivor Term. This rider provides term insurance coverage payable upon the death of the last Insured if death occurs within 4 years of the Policy Date. If you elect this rider, we will increase the monthly deduction. The amount of the increase will be based on the applicable cost of insurance rate multiplied by the amount of term insurance coverage under the rider.

   We will deduct the cost of any additional insurance benefits as part of the monthly deduction. (See "CHARGES AND DEDUCTIONS--Monthly Deduction" in the Prospectus.) You may obtain detailed information concerning available riders, and their suitability for inclusion in your Policy, from the registered representative selling the Policy.

POLICY SPLIT OPTION

   You may split the Policy into two single-life policies, one on each of the Joint Insureds, upon the occurrence of the following events:

       - divorce or annulment with respect to the marriage of the Joint Insureds, or

       - certain changes in the Federal Estate Tax Law resulting in reductions in the Unlimited Martial Deduction, the Federal Unified Credit or the Federal Estate Tax.

   You may elect this option subject to the following provisions:

       - you must provide us with written notification within 90 days after the effective date of one of the events listed above;

       - each new policy will be issued for no more than one-half the Specified Amount of this Policy;

       - the Net Surrender Value will be divided and allocated in proportion to the Specified Amount of each new policy;

       - the Beneficiary of this Policy will be the beneficiary of each new policy;

       - if the Joint Insureds are the owners of this Policy, each will be the owner of their new policy; if the Joint Insureds are not the owners of this Policy, then the owners will be the owners of each new policy (in this case, there will be a taxable event);

       - the new policies will be issued based on the age and premium class for each Joint Insured on the effective date of the election of this option;

       - the new policies must fit our single-life issue limits in effect at the time you elect the option. The new policies will be subject to the same charges as those in effect for regularly underwritten polices;

       - this option will not be available after the date on which the first Joint Insured dies;

       - the two single-life policies may be any permanent single life policies currently offered by the Company at the time this option is elected; and

       -      any assignments of this Policy will apply to each new policy.

   A policy split option may have tax consequences. (See "FEDERAL TAX MATTERS.") Please consult your registered representative for more information on this option.

FINANCIAL STATEMENTS


   This Statement of Additional Information contains the audited statement of assets and liabilities of the Variable Account as of December 31, 2004, the audited statements of operations, and changes in net assets for the periods disclosed in the financial statements. Ernst & Young LLP, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for the Variable Account.

   The financial statements of the Company at December 31, 2004 and 2003 and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst and Young LLP, an independent registered public accounting firm.


   The Company's financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Account.

THE DECLARED INTEREST OPTION

GENERAL DESCRIPTION

   Our General Account supports the Declared Interest Option. The General Account consists of all assets we own other than those in the Variable Account and other separate accounts. Subject to applicable law, we have sole discretion over the investment of the General Account's assets.

   You may elect to allocate Net Premiums to the Declared Interest Option, the Variable Account, or both. You may also transfer Accumulated Value from the Subaccounts to the Declared Interest Option, or from the Declared Interest Option to the Subaccounts. Allocating or transferring funds to the Declared Interest Option does not entitle you to share in the investment experience of the General

   Account. Instead, we guarantee that Accumulated Value in the Declared Interest Option will accrue interest at an effective annual rate of at least 4%, independent of the actual investment performance of the General Account.

DECLARED INTEREST OPTION ACCUMULATED VALUE

   Net Premiums allocated to the Declared Interest Option are credited to the Policy. The Company bears the full investment risk for these amounts. We guarantee that interest credited to each Policyowner's Accumulated Value in the Declared Interest Option will not be less than an effective annual rate of 4%. The Company may, in its sole discretion, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4% per year, and might not do so. Any interest credited on the Policy's Accumulated Value in the Declared Interest Option in excess of the guaranteed rate of 4% per year will be determined in the sole discretion of the Company and may be changed at any time by the Company, in its sole discretion. The Policyowner assumes the risk that the interest credited may not exceed the guaranteed minimum rate of 4% per year. The interest credited to the Policy's Accumulated Value in the Declared Interest Option that equals Policy Debt may be greater than 4%, but will in no event be greater than the current effective loan interest rate minus no more than 3%. For Policies that have been in force ten years, we may allow a loan spread of 0% on the gain. The Accumulated Value in the Declared Interest Option will be calculated no less frequently than each Monthly Deduction Day.

   The Company guarantees that, at any time prior to the Maturity Date, the Accumulated Value in the Declared Interest Option will not be less than the amount of the Net Premiums allocated or Accumulated Value transferred to the Declared Interest Option, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all Policy charges allocable to the Declared Interest Option and any amounts deducted from the Declared Interest Option in connection with partial withdrawals or transfers to the Variable Account.

CALCULATION OF VALUES

ACCUMULATED VALUE

   The Policy provides for the accumulation of Accumulated Value. The Accumulated Value of the Policy is equal to the sum of the Accumulated Values in each Subaccount, plus the Accumulated Value in the Declared Interest Option, including amounts transferred to the Declared Interest Option to secure outstanding Policy Debt. We determine Accumulated Value on each Business Day, and there is no guaranteed minimum Accumulated Value.

       -      Accumulated Value will reflect a number of factors, including

              -     premiums paid,

              -     partial withdrawals,

              -     Policy Loans,

              -     charges assessed in connection with the Policy,

              - interest earned on the Accumulated Value in the Declared Interest Option, and

              - investment performance of the Subaccounts to which the Accumulated Value is allocated.

   As of the Policy Date, the Accumulated Value equals the initial Net Premium less the monthly deduction made on the Policy Date.

UNIT VALUE

   For each Subaccount, we initially set the Unit Value at $10 when the Subaccount first purchased shares of the designated Investment Option. We calculate the Unit Value for each subsequent valuation period by dividing (a) by (b) where:

   (a) is (1) the Net Asset Value of the Subaccount at the end of the
              preceding Valuation Period, PLUS

       (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the Unit Value is being determined, MINUS

       (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, MINUS

       (4) any amount charged against the Subaccount for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount, MINUS

       (5) a charge no greater than 0.0028618% of the average daily net assets of the Subaccount for each day in the Valuation Period. This corresponds to a maximum effective annual rate of 1.05% of the average daily net assets of the Subaccount for mortality and expense risks incurred in connection with the Policies.

   (b) is the number of units outstanding at the end of the preceding Valuation Period.

   The Unit Value for a Valuation Period applies for each day in the period. We value the assets in the Variable Account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. We will not value the assets in the Variable Account on the days on which the New York Stock Exchange is closed for trading.

PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

   SUBACCOUNT PERFORMANCE. Each Subaccount may advertise its average annual total return. We calculate each Subaccount's average annual total return quotation under the following method:

       - A hypothetical $1,000 investment in each Subaccount on the first day of the period at the maximum offering price ("initial investment") is assumed.

       - We calculate the ending value ("ending value") of that investment at the end of 1-, 5- and 10-year periods. If average annual total return for a Subaccount is not available for a stated period, we may show average annual total return since Subaccount inception. The ending value reflects the effect of the mortality and expense risk charge and all other Investment Option operating expenses. We do not reflect any cost of insurance charges, premium taxes, surrender charges or any other insurance-related charges in the calculation. If those charges had been included, the average annual total returns shown would have been lower.

       -      The ending value is divided by the initial investment.

       - This quotient is taken to the Nth root (N representing the number of years in the period), 1 is subtracted from the result and the result is expressed as a percentage to the nearest one-hundredth of one percent.

   INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

DISTRIBUTION OF THE POLICIES

   EquiTrust Marketing Services, LLC ("EquiTrust Marketing") is responsible for distributing the Policies pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Policies. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly-owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is located at 5400 University Avenue, West Des Moines, Iowa 50266. EquiTrust Marketing is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc.

   We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policyowners or the Variable Account.


   EquiTrust Marketing may sell the Policies through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing also may enter into selling agreements with other broker-dealers ("selling firms") and compensate those selling firms up to the amounts disclosed in the Prospectus for their services.


   EquiTrust Marketing received sales compensation with respect to the Policies in the following amounts during the periods indicated:


                                                   AGGREGATE AMOUNT OF
                                                   COMMISSION RETAINED
                        AGGREGATE AMOUNT OF      BY EQUITRUST MARKETING
                         COMMISSION PAID TO       AFTER PAYMENTS TO ITS
        FISCAL YEAR     EQUITRUST MARKETING*   REGISTERED REPRESENTATIVES
        -----------------------------------------------------------------
           2002             $   106,788                 $   53,383
           2003             $    80,974                 $   42,152
           2004             $    48,503                 $   27,092


   * Includes sales compensation paid registered representatives of EquiTrust Marketing.

   Under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: supervisor and registered representative manager compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Policies. EquiTrust Marketing may pay additional compensation from its own resources to broker-dealers based on the level of Policy sales or premium payments.


   The following Investment Options have adopted Distribution Plans in connection with their 12b-1 shares and pay EquiTrust Marketing for its costs in distributing those shares: Dreyfus Socially Responsible Growth Fund; Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Real Estate Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. Each Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. The 12b-1 fees are in consideration of distribution services and expenses incurred in the performance of EquiTrust Marketing's obligations under an agreement with these Investment Options. Under each Distribution Plan, 0.25% is paid to EquiTrust Marketing for its distribution-related services and expenses under the agreement. Each Investment Option's investment adviser may, from time to time use its management fee revenue, as well as its past profits or its other resources as may be permitted by regulatory rules, to make payments for distribution services to EquiTrust Marketing, which may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.


LEGAL MATTERS

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issuance of the flexible premium last survivor variable life insurance policy described in the Prospectus and this Statement of Additional Information. All matters of Iowa law pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policy under Iowa Insurance Law, have been passed upon by Stephen M. Morain, Senior Vice President and General Counsel of the Company.

EXPERTS

   Actuarial matters included in this Prospectus have been examined by Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President, as stated in the opinion filed as an exhibit to the registration statement.


   The Variable Account's statements of assets and liabilities as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2004 and 2003 and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


OTHER INFORMATION

   A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
EquiTrust Life Insurance Company

We have audited the accompanying statements of assets and liabilities of EquiTrust Life Variable Account, comprising the Ultra, Vista, Appreciation, Developing Leaders (formerly Dreyfus Small Cap), Disciplined Stock, Dreyfus Growth & Income, International Equity, Socially Responsible Growth, Blue Chip, High Grade Bond, Managed, Money Market, Strategic Yield, Value Growth, Contrafund, Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Franklin Real Estate, Franklin Small Cap, Franklin Small Cap Value Securities, Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, NASDAQ 100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the EquiTrust Life Variable Account at December 31, 2004, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.


                                                          /s/ ERNST & YOUNG LLP


Des Moines, Iowa
March 18, 2005

                         EQUITRUST LIFE VARIABLE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

                                                            AMERICAN CENTURY
                                                        VARIABLE PORTFOLIOS, INC.
                                                     -------------------------------
                                                         ULTRA             VISTA
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $       57,398   $       30,432

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $       57,398   $       30,432
                                                     ===============================

NET ASSETS
Accumulation units                                   $       57,398   $       30,432
                                                     -------------------------------
Total net assets                                     $       57,398   $       30,432
                                                     ===============================

Investments in shares of mutual funds, at cost       $       49,210   $       25,871
Shares of mutual fund owned                                5,649.42         2,271.07

Accumulation units outstanding                             5,358.77         2,271.77
Accumulation unit value                              $        10.71   $        13.40

SEE ACCOMPANYING NOTES.

                                                                           DREYFUS VARIABLE INVESTMENT FUND
                                                    ------------------------------------------------------------------------------
                                                                                                        DREYFUS
                                                                      DEVELOPING      DISCIPLINED      GROWTH &     INTERNATIONAL
                                                     APPRECIATION       LEADERS         STOCK           INCOME          EQUITY
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $      320,514  $      260,094  $      236,786  $       94,458  $       70,539

LIABILITIES                                                      -               -               -               -               -
                                                    ------------------------------------------------------------------------------
Net assets                                          $      320,514  $      260,094  $      236,786  $       94,458  $       70,539
                                                    ==============================================================================

NET ASSETS
Accumulation units                                  $      320,514  $      260,094  $      236,786  $       94,458  $       70,539
                                                    ------------------------------------------------------------------------------
Total net assets                                    $      320,514  $      260,094  $      236,786  $       94,458  $       70,539
                                                    ==============================================================================

Investments in shares of mutual funds, at cost      $      301,256  $      208,810  $      211,343  $       81,413  $       53,466
Shares of mutual fund owned                               9,013.33        6,259.78       11,313.25        4,413.91        4,912.18

Accumulation units outstanding                           27,838.30       17,562.82       25,180.23       10,670.45        8,082.31
Accumulation unit value                             $        11.51  $        14.81  $         9.40  $         8.85  $         8.73

                                                        DREYFUS
                                                        SOCIALLY        EQUITRUST
                                                       RESPONSIBLE       VARIABLE
                                                         GROWTH          INSURANCE
                                                       FUND, INC.      SERIES FUND
                                                     --------------   --------------
                                                        SOCIALLY
                                                       RESPONSIBLE
                                                         GROWTH          BLUE CHIP
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------   --------------
ASSETS
Investments in shares of mutual funds, at market     $        7,180   $      378,215

LIABILITIES                                                       -                -
                                                     --------------   --------------
Net assets                                           $        7,180   $      378,215
                                                     ==============   ==============

NET ASSETS
Accumulation units                                   $        7,180   $      378,215
                                                     --------------   --------------
Total net assets                                     $        7,180   $      378,215
                                                     ==============   ==============

Investments in shares of mutual funds, at cost       $        6,623   $      342,889
Shares of mutual fund owned                                  286.51        10,753.91

Accumulation units outstanding                               788.21        36,064.14
Accumulation unit value                              $         9.11   $        10.49

SEE ACCOMPANYING NOTES.

                                                                       EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                    -------------------------------------------------------------------------------
                                                      HIGH GRADE
                                                          BOND         MANAGED       MONEY MARKET   STRATEGIC YIELD   VALUE GROWTH
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                    -------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $      271,935  $       71,908  $       16,865  $       134,046  $      127,813

LIABILITIES                                                      -               -               -                -               -
                                                    -------------------------------------------------------------------------------
Net assets                                          $      271,935  $       71,908  $       16,865  $       134,046  $      127,813
                                                    ===============================================================================

NET ASSETS
Accumulation units                                  $      271,935  $       71,908  $       16,865  $       134,046  $      127,813
                                                    -------------------------------------------------------------------------------
Total net assets                                    $      271,935  $       71,908  $       16,865  $       134,046  $      127,813
                                                    ===============================================================================

Investments in shares of mutual funds, at cost      $      270,895  $       63,818  $       16,865  $       129,521  $      100,609
Shares of mutual fund owned                              26,198.00        4,588.89       16,864.88        14,305.88        9,846.93

Accumulation units outstanding                           19,802.90        5,516.95        1,566.22         9,689.49        8,116.10
Accumulation unit value                             $        13.73  $        13.03  $        10.77  $         13.83  $        15.75

                                                                 FIDELITY
                                                            VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                     -------------------------------
                                                       CONTRAFUND         GROWTH
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $       62,937   $      149,961

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $       62,937   $      149,961
                                                     ===============================

NET ASSETS
Accumulation units                                   $       62,937   $      149,961
                                                     -------------------------------
Total net assets                                     $       62,937   $      149,961
                                                     ===============================

Investments in shares of mutual funds, at cost       $       53,495   $      126,252
Shares of mutual fund owned                                2,364.28         4,684.81

Accumulation units outstanding                             4,650.31        15,489.75
Accumulation unit value                              $        13.53   $         9.68

SEE ACCOMPANYING NOTES.

                                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    ------------------------------------------------------------------------------
                                                       FIDELITY
                                                       GROWTH &
                                                        INCOME       HIGH INCOME       INDEX 500       MID-CAP         OVERSEAS
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $       66,586  $      123,315  $      121,935  $      118,507  $       35,117

LIABILITIES                                                      -               -               -               -               -
                                                    ------------------------------------------------------------------------------
Net assets                                          $       66,586  $      123,315  $      121,935  $      118,507  $       35,117
                                                    ==============================================================================

NET ASSETS
Accumulation units                                  $       66,586  $      123,315  $      121,935  $      118,507  $       35,117
                                                    ------------------------------------------------------------------------------
Total net assets                                    $       66,586  $      123,315  $      121,935  $      118,507  $       35,117
                                                    ==============================================================================

Investments in shares of mutual funds, at cost      $       58,951  $      115,193  $      103,851  $       81,500  $       29,198
Shares of mutual fund owned                               4,786.93       17,845.95          885.19        3,966.10        2,004.38

Accumulation units outstanding                            6,275.46        8,716.54       11,252.43        7,410.60        2,778.85
Accumulation unit value                             $        10.61  $        14.15  $        10.84  $        15.99  $        12.64

                                                            FRANKLIN TEMPLETON
                                                            VARIABLE INSURANCE
                                                              PRODUCTS TRUST
                                                     -------------------------------
                                                      FRANKLIN REAL   FRANKLIN SMALL
                                                         ESTATE            CAP
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $       47,675   $       51,335

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $       47,675   $       51,335
                                                     ===============================

NET ASSETS
Accumulation units                                   $       47,675   $       51,335
                                                     -------------------------------
Total net assets                                     $       47,675   $       51,335
                                                     ===============================

Investments in shares of mutual funds, at cost       $       39,774   $       42,529
Shares of mutual fund owned                                1,563.61         2,642.06

Accumulation units outstanding                             3,180.50         4,654.37
Accumulation unit value                              $        14.99   $        11.03

SEE ACCOMPANYING NOTES.

                                                                      FRANKLIN TEMPLETON VARIABLE
                                                                       INSURANCE PRODUCTS TRUST
                                                    --------------------------------------------------------------
                                                    FRANKLIN SMALL                                    TEMPLETON
                                                      CAP VALUE      FRANKLIN U.S.   MUTUAL SHARES      GROWTH
                                                      SECURITIES      GOVERNMENT      SECURITIES      SECURITIES
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    --------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $       69,979  $       45,605  $       13,010  $       36,365

LIABILITIES                                                      -               -               -               -
                                                    --------------------------------------------------------------
Net assets                                          $       69,979  $       45,605  $       13,010  $       36,365
                                                    ==============================================================

NET ASSETS
Accumulation units                                  $       69,979  $       45,605  $       13,010  $       36,365
                                                    --------------------------------------------------------------
Total net assets                                    $       69,979  $       45,605  $       13,010  $       36,365
                                                    ==============================================================

Investments in shares of mutual funds, at cost      $       46,125  $       46,291  $       10,609  $       30,447
Shares of mutual fund owned                               4,471.53        3,551.82          781.85        2,834.39

Accumulation units outstanding                            4,525.79        4,097.30        1,049.30        2,888.20
Accumulation unit value                             $        15.46  $        11.13  $        12.40  $        12.59

                                                             J. P. MORGAN
                                                           SERIES TRUST II
                                                    ------------------------------
                                                       MID-CAP          SMALL
                                                        VALUE          COMPANY
                                                      SUBACCOUNT      SUBACCOUNT
                                                    ------------------------------
ASSETS
Investments in shares of mutual funds, at market    $       65,428  $       30,323

LIABILITIES                                                      -               -
                                                    ------------------------------
Net assets                                          $       65,428  $       30,323
                                                    ==============================

NET ASSETS
Accumulation units                                  $       65,428  $       30,323
                                                    ------------------------------
Total net assets                                    $       65,428  $       30,323
                                                    ==============================

Investments in shares of mutual funds, at cost      $       51,882  $       20,739
Shares of mutual fund owned                               2,524.22        1,695.92

Accumulation units outstanding                            4,060.63        2,128.34
Accumulation unit value                             $        16.11  $        14.25

                                                              SUMMIT MUTUAL
                                                              FUNDS, INC. -
                                                             PINNACLE SERIES
                                                     -------------------------------
                                                                       RUSSELL 2000
                                                       NASDAQ 100        SMALL CAP
                                                          INDEX           INDEX
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $      103,793   $       66,798

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $      103,793   $       66,798
                                                     ===============================

NET ASSETS
Accumulation units                                   $      103,793   $       66,798
                                                     -------------------------------
Total net assets                                     $      103,793   $       66,798
                                                     ===============================

Investments in shares of mutual funds, at cost       $       84,810   $       50,424
Shares of mutual fund owned                                4,550.32         1,045.03

Accumulation units outstanding                            10,479.00         4,642.07
Accumulation unit value                              $         9.90   $        14.39

SEE ACCOMPANYING NOTES.

                                                        SUMMIT
                                                        MUTUAL
                                                     FUNDS, INC. -
                                                       PINNACLE
                                                        SERIES                   T. ROWE PRICE EQUITY SERIES, INC.
                                                    --------------  --------------------------------------------------------------
                                                                                                                       PERSONAL
                                                      S&P MIDCAP                        MID-CAP       NEW AMERICA      STRATEGY
                                                       400 INDEX     EQUITY INCOME      GROWTH          GROWTH         BALANCED
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    --------------  --------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $       38,561  $      188,938  $      275,695  $      124,061  $      307,069

LIABILITIES                                                      -               -               -               -               -
                                                    --------------  --------------------------------------------------------------
Net assets                                          $       38,561  $      188,938  $      275,695  $      124,061  $      307,069
                                                    ==============  ==============================================================

NET ASSETS
Accumulation units                                  $       38,561  $      188,938  $      275,695  $      124,061  $      307,069
                                                    --------------  --------------------------------------------------------------
Total net assets                                    $       38,561  $      188,938  $      275,695  $      124,061  $      307,069
                                                    ==============  ==============================================================

Investments in shares of mutual funds, at cost      $       31,690  $      154,893  $      201,117  $      105,637  $      261,531
Shares of mutual fund owned                                 634.65        8,457.37       11,706.81        6,378.45       17,289.92

Accumulation units outstanding                            2,756.96       13,347.23       15,410.38       12,224.83       20,646.45
Accumulation unit value                             $        13.99  $        14.16  $        17.89  $        10.15  $        14.87

                                                        T. ROWE
                                                         PRICE
                                                      INTERNATIONAL
                                                      SERIES, INC.
                                                    ----------------
                                                     INTERNATIONAL
                                                    STOCK SUBACCOUNT
                                                    ----------------
ASSETS
Investments in shares of mutual funds, at market    $         59,989

LIABILITIES                                                        -
                                                    ----------------
Net assets                                          $         59,989
                                                    ================

NET ASSETS
Accumulation units                                  $         59,989
                                                    ----------------
Total net assets                                    $         59,989
                                                    ================

Investments in shares of mutual funds, at cost      $         47,471
Shares of mutual fund owned                                 4,463.48

Accumulation units outstanding                              6,006.29
Accumulation unit value                             $           9.99

                         EQUITRUST LIFE VARIABLE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2004

                                                             AMERICAN CENTURY
                                                         VARIABLE PORTFOLIOS, INC.
                                                     --------------------------------
                                                          ULTRA             VISTA
                                                       SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------
Income:
  Dividends                                          $            -    $            -
Expenses:
  Mortality and expense risk                                   (376)             (186)
                                                     --------------------------------
Net investment income (loss)                                   (376)             (186)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    52               903
  Realized gain distributions                                     -                 -
                                                     --------------------------------
Total realized gain (loss) on investments                        52               903

Change in unrealized appreciation/depreciation of
  investments                                                 5,333             2,701
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                         $        5,009    $        3,418
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                          DREYFUS VARIABLE INVESTMENT FUND
                                                   ------------------------------------------------------------------------------
                                                                                                      DREYFUS
                                                                     DEVELOPING      DISCIPLINED      GROWTH &     INTERNATIONAL
                                                    APPRECIATION       LEADERS          STOCK          INCOME          EQUITY
                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   ------------------------------------------------------------------------------
Income:
  Dividends                                        $        5,292  $          491  $        3,077  $        1,054  $        2,455
Expenses:
  Mortality and expense risk                               (2,790)         (2,092)         (1,867)           (715)           (504)
                                                   ------------------------------------------------------------------------------
Net investment income (loss)                                2,502          (1,601)          1,210             339           1,951

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (7,449)          1,682          (3,162)           (235)          1,354
  Realized gain distributions                                   -               -               -               -               -
                                                   ------------------------------------------------------------------------------
Total realized gain (loss) on investments                  (7,449)          1,682          (3,162)           (235)          1,354

Change in unrealized appreciation/depreciation of
  investments                                              17,387          23,378          17,352           5,730           9,788
                                                   ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                       $       12,440  $       23,459  $       15,400  $        5,834  $       13,093
                                                   ==============================================================================

                                                        DREYFUS
                                                        SOCIALLY         EQUITRUST
                                                       RESPONSIBLE       VARIABLE
                                                         GROWTH          INSURANCE
                                                       FUND, INC.       SERIES FUND
                                                     --------------    --------------
                                                        SOCIALLY
                                                      RESPONSIBLE
                                                         GROWTH           BLUE CHIP
                                                       SUBACCOUNT        SUBACCOUNT
                                                     --------------    --------------
Income:
  Dividends                                          $           10    $        3,934
Expenses:
  Mortality and expense risk                                    (57)           (2,843)
                                                     --------------    --------------
Net investment income (loss)                                    (47)            1,091

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                   503            (7,906)
  Realized gain distributions                                     -                 -
                                                     --------------    --------------
Total realized gain (loss) on investments                       503            (7,906)

Change in unrealized appreciation/depreciation of
  investments                                                  (120)           26,764
                                                     --------------    --------------
Net increase (decrease) in net assets from
  operations                                         $          336    $       19,949
                                                     ==============    ==============

SEE ACCOMPANYING NOTES.

                                                                      EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                   ------------------------------------------------------------------------------
                                                     HIGH GRADE
                                                        BOND          MANAGED       MONEY MARKET   STRATEGIC YIELD  VALUE GROWTH
                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   ------------------------------------------------------------------------------
Income:
  Dividends                                        $        9,831  $          754  $          126  $         5,858  $       1,207
Expenses:
  Mortality and expense risk                               (2,033)           (453)           (152)            (883)        (1,059)
                                                   ------------------------------------------------------------------------------
Net investment income (loss)                                7,798             301             (26)           4,975            148

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 903             705               -              352          3,410
  Realized gain distributions                                 580               -               -                -              -
                                                   ------------------------------------------------------------------------------
Total realized gain (loss) on investments                   1,483             705               -              352          3,410

Change in unrealized appreciation/depreciation of
  investments                                              (1,666)          3,760               -            2,740          8,778
                                                   ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                       $        7,615  $        4,766  $          (26) $         8,067  $      12,336
                                                   ==============================================================================

                                                                 FIDELITY
                                                            VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                     --------------------------------
                                                       CONTRAFUND          GROWTH
                                                       SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------
Income:
  Dividends                                          $           98    $          214
Expenses:
  Mortality and expense risk                                   (360)             (962)
                                                     --------------------------------
Net investment income (loss)                                   (262)             (748)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                   973             1,041
  Realized gain distributions                                     -                 -
                                                     --------------------------------
Total realized gain (loss) on investments                       973             1,041

Change in unrealized appreciation/depreciation of
  investments                                                 5,669             7,541
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                         $        6,380    $        7,834
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                     FIDELTIY VARIABLE INSURANCE PRODUCTS FUNDS
                                                   ------------------------------------------------------------------------------
                                                      FIDELITY
                                                      GROWTH &
                                                       INCOME        HIGH INCOME     INDEX 500         MID-CAP        OVERSEAS
                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   ------------------------------------------------------------------------------
Income:
  Dividends                                        $          442  $        1,663  $        1,094  $            -  $          191
Expenses:
  Mortality and expense risk                                 (537)           (695)           (874)           (808)           (212)
                                                   ------------------------------------------------------------------------------
Net investment income (loss)                                  (95)            968             220            (808)            (21)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               1,125           1,069           1,321           1,378           1,343
  Realized gain distributions                                   -               -               -               -               -
                                                   ------------------------------------------------------------------------------
Total realized gain (loss) on investments                   1,125           1,069           1,321           1,378           1,343

Change in unrealized appreciation/depreciation of
  investments                                               2,259           6,199           8,480          20,669           2,501
                                                   ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                       $        3,289  $        8,236  $       10,021  $       21,239  $        3,823
                                                   ==============================================================================

                                                            FRANKLIN TEMPLETON
                                                            VARIABLE INSURANCE
                                                              PRODUCTS TRUST
                                                     --------------------------------
                                                      FRANKLIN REAL    FRANKLIN SMALL
                                                         ESTATE              CAP
                                                       SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------
Income:
  Dividends                                          $          485    $            -
Expenses:
  Mortality and expense risk                                   (233)             (350)
                                                     --------------------------------
Net investment income (loss)                                    252              (350)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                   698               883
  Realized gain distributions                                    37                 -
                                                     --------------------------------
Total realized gain (loss) on investments                       735               883

Change in unrealized appreciation/depreciation of
  investments                                                 7,515             3,941
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                         $        8,502    $        4,474
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                       FRANKLIN TEMPLETON VARIABLE
                                                                         INSURANCE PRODUCTS TRUST
                                                    -----------------------------------------------------------------
                                                    FRANKLIN SMALL                                        TEMPLETON
                                                      CAP VALUE      FRANKLIN U.S.     MUTUAL SHARES       GROWTH
                                                      SECURITIES       GOVERNMENT       SECURITIES       SECURITIES
                                                      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                    -----------------------------------------------------------------
Income:
  Dividends                                         $          102   $        1,828   $           78   $          290
Expenses:
  Mortality and expense risk                                  (520)            (327)             (94)            (230)
                                                    -----------------------------------------------------------------
Net investment income (loss)                                  (418)           1,501              (16)              60

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                1,960             (168)             138              186
  Realized gain distributions                                    -                -                -                -
                                                    -----------------------------------------------------------------
Total realized gain (loss) on investments                    1,960             (168)             138              186

Change in unrealized appreciation/depreciation of
  investments                                               11,173             (360)           1,126            3,742
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                        $       12,715   $          973   $        1,248   $        3,988
                                                    =================================================================

                                                             J. P. MORGAN
                                                            SERIES TRUST II
                                                    -------------------------------
                                                        MID-CAP          SMALL
                                                         VALUE          COMPANY
                                                      SUBACCOUNT       SUBACCOUNT
                                                    -------------------------------
Income:
  Dividends                                         $          139   $            -
Expenses:
  Mortality and expense risk                                  (458)            (204)
                                                    -------------------------------
Net investment income (loss)                                  (319)            (204)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                2,907              623
  Realized gain distributions                                  238                -
                                                    -------------------------------
Total realized gain (loss) on investments                    3,145              623

Change in unrealized appreciation/depreciation of
  investments                                                7,234            5,652
                                                    -------------------------------
Net increase (decrease) in net assets from
  operations                                        $       10,060   $        6,071
                                                    ===============================

                                                              SUMMIT MUTUAL
                                                              FUNDS, INC. -
                                                             PINNACLE SERIES
                                                     --------------------------------
                                                                        RUSSELL 2000
                                                       NASDAQ 100        SMALL CAP
                                                          INDEX             INDEX
                                                       SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------
Income:
  Dividends                                          $            -    $           60
Expenses:
  Mortality and expense risk                                   (642)             (397)
                                                     --------------------------------
Net investment income (loss)                                   (642)             (337)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 2,127             1,003
  Realized gain distributions                                     -                 -
                                                     --------------------------------
Total realized gain (loss) on investments                     2,127             1,003

Change in unrealized appreciation/depreciation of
  investments                                                 8,880             8,829
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                         $       10,365    $        9,495
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                       SUMMIT
                                                       MUTUAL
                                                   FUNDS, INC. -
                                                      PINNACLE
                                                       SERIES                     T. ROWE PRICE EQUITY SERIES, INC.
                                                   --------------  --------------------------------------------------------------
                                                                                                                      PERSONAL
                                                     S&P MIDCAP                       MID-CAP        NEW AMERICA      STRATEGY
                                                      400 INDEX    EQUITY INCOME       GROWTH          GROWTH         BALANCED
                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   --------------  --------------------------------------------------------------
Income:
  Dividends                                        $           46  $        2,628  $            -  $           63  $        4,968
Expenses:
  Mortality and expense risk                                 (236)         (1,472)         (2,145)           (980)         (2,062)
                                                   --------------  --------------------------------------------------------------
Net investment income (loss)                                 (190)          1,156          (2,145)           (917)          2,906

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 848           1,141           1,397          (3,774)          3,630
  Realized gain distributions                                   -           3,913               -               -           1,187
                                                   --------------  --------------------------------------------------------------
Total realized gain (loss) on investments                     848           5,054           1,397          (3,774)          4,817

Change in unrealized appreciation/depreciation of
  investments                                               3,669          16,141          40,215          15,352          23,202
                                                   --------------  --------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                       $        4,327  $       22,351  $       39,467  $       10,661  $       30,925
                                                   ==============  ==============================================================

                                                      T. ROWE
                                                       PRICE
                                                   INTERNATIONAL
                                                    SERIES, INC.
                                                   --------------
                                                   INTERNATIONAL
                                                       STOCK
                                                     SUBACCOUNT
                                                   --------------
Income:
  Dividends                                        $          647
Expenses:
  Mortality and expense risk                                 (453)
                                                   --------------
Net investment income (loss)                                  194

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 322
  Realized gain distributions                                   -
                                                   --------------
Total realized gain (loss) on investments                     322

Change in unrealized appreciation/depreciation of
  investments                                               6,338
                                                   --------------
Net increase (decrease) in net assets from
  operations                                       $        6,854
                                                   ==============

                         EQUITRUST LIFE VARIABLE ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                           AMERICAN CENTURY
                                                       VARIABLE PORTFOLIOS, INC.
                                                    -------------------------------
                                                           ULTRA SUBACCOUNT
                                                    -------------------------------
                                                        YEAR ENDED DECEMBER 31
                                                         2004             2003
                                                    -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (376)  $         (171)
  Net realized gain (loss) on investments                       52             (970)
  Change in unrealized appreciation/depreciation
    of investments                                           5,333            5,299
                                                    -------------------------------
Net increase (decrease) in net assets from
  operations                                                 5,009            4,158

Contract transactions:
  Transfers of net premiums                                 17,988           12,643
  Transfers of surrenders and death benefits                     -               (7)
  Transfers of policy loans                                      -                -
  Transfers of cost of insurance and other charges          (5,639)          (2,954)
  Transfers between subaccounts, including
    Declared Interest Option account                        10,770            1,804
                                                    -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     23,119           11,486
                                                    -------------------------------
Total increase (decrease) in net assets                     28,128           15,644

Net assets at beginning of period                           29,270           13,626
                                                    -------------------------------
Net assets at end of period                         $       57,398   $       29,270
                                                    ===============================

SEE ACCOMPANYING NOTES.

                                                           AMERICAN CENTURY
                                                       VARIABLE PORTFOLIOS, INC.
                                                    -------------------------------
                                                           VISTA SUBACCOUNT
                                                    -------------------------------
                                                        YEAR ENDED DECEMBER 31
                                                         2004             2003
                                                    -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (186)  $          (57)
  Net realized gain (loss) on investments                      903              (35)
  Change in unrealized appreciation/depreciation
    of investments                                           2,701            2,344
                                                    -------------------------------
Net increase (decrease) in net assets from
  operations                                                 3,418            2,252

Contract transactions:
  Transfers of net premiums                                 13,221            7,579
  Transfers of surrenders and death benefits                     -                -
  Transfers of policy loans                                      -                -
  Transfers of cost of insurance and other charges          (3,911)          (1,785)
  Transfers between subaccounts, including
    Declared Interest Option account                         5,096            1,337
                                                    -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     14,406            7,131
                                                    -------------------------------
Total increase (decrease) in net assets                     17,824            9,383

Net assets at beginning of period                           12,608            3,225
                                                    -------------------------------
Net assets at end of period                         $       30,432   $       12,608
                                                    ===============================

                                                                    DREYFUS VARIABLE INVESTMENT FUND
                                                    -----------------------------------------------------------------
                                                                                             DEVELOPING LEADERS
                                                           APPRECIATION SUBACCOUNT              SUBACCOUNT
                                                    -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                         2004             2003             2004             2003
                                                    -----------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        2,502   $        1,579   $       (1,601)  $       (1,325)
  Net realized gain (loss) on investments                   (7,449)          (6,221)           1,682           (3,717)
  Change in unrealized appreciation/depreciation
    of investments                                          17,387           51,086           23,378           48,867
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                12,440           46,444           23,459           43,825

Contract transactions:
  Transfers of net premiums                                 77,072           76,949           62,089           57,806
  Transfers of surrenders and death benefits               (17,603)          (3,294)          (8,348)          (1,515)
  Transfers of policy loans                                   (512)            (225)          (1,664)               -
  Transfers of cost of insurance and other charges         (30,432)         (30,712)         (24,368)         (22,679)
  Transfers between subaccounts, including
    Declared Interest Option account                       (10,985)           5,150            3,416           26,623
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     17,540           47,868           31,125           60,235
                                                    -----------------------------------------------------------------
Total increase (decrease) in net assets                     29,980           94,312           54,584          104,060

Net assets at beginning of period                          290,534          196,222          205,510          101,450
                                                    -----------------------------------------------------------------
Net assets at end of period                         $      320,514   $      290,534   $      260,094   $      205,510
                                                    =================================================================

                                                           DREYFUS VARIABLE
                                                            INVESTMENT FUND
                                                    -------------------------------
                                                      DISCIPLINED STOCK SUBACCOUNT
                                                    -------------------------------
                                                        YEAR ENDED DECEMBER 31
                                                         2004             2003
                                                    -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        1,210   $          127
  Net realized gain (loss) on investments                   (3,162)          (4,494)
  Change in unrealized appreciation/depreciation
    of investments                                          17,352           36,483
                                                    -------------------------------
Net increase (decrease) in net assets from
    operations                                              15,400           32,116

Contract transactions:
  Transfers of net premiums                                 66,155           68,956
  Transfers of surrenders and death benefits                (8,111)          (1,606)
  Transfers of policy loans                                 (1,735)            (254)
  Transfers of cost of insurance and other charges         (21,984)         (22,107)
  Transfers between subaccounts, including
    Declared Interest Option account                        (6,173)            (764)
                                                    -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     28,152           44,225
                                                    -------------------------------
Total increase (decrease) in net assets                     43,552           76,341

Net assets at beginning of period                          193,234          116,893
                                                    -------------------------------
Net assets at end of period                         $      236,786   $      193,234
                                                    ===============================

SEE ACCOMPANYING NOTES.

                                                                    DREYFUS VARIABLE INVESTMENT FUND
                                                    -----------------------------------------------------------------
                                                        DREYFUS GROWTH & INCOME            INTERNATIONAL EQUITY
                                                              SUBACCOUNT                        SUBACCOUNT
                                                    -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                         2004             2003             2004             2003
                                                    -----------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          339   $           (5)  $        1,951   $        1,408
  Net realized gain (loss) on investments                     (235)          (1,519)           1,354           (1,205)
  Change in unrealized appreciation/depreciation
    of investments                                           5,730           13,054            9,788           12,498
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                               5,834           11,530           13,093           12,701

Contract transactions:
  Transfers of net premiums                                 30,996           30,143           19,277           15,429
  Transfers of surrenders and death benefits                (2,295)            (387)          (3,089)             (47)
  Transfers of policy loans                                   (874)               -             (530)               -
  Transfers of cost of insurance and other charges         (10,237)          (9,461)          (7,724)          (5,212)
  Transfers between subaccounts, including
    Declared Interest Option account                         5,134            2,180            1,733            1,549
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     22,724           22,475            9,667           11,719
                                                    -----------------------------------------------------------------
Total increase (decrease) in net assets                     28,558           34,005           22,760           24,420

Net assets at beginning of period                           65,900           31,895           47,779           23,359
                                                    -----------------------------------------------------------------
Net assets at end of period                         $       94,458   $       65,900   $       70,539   $       47,779
                                                    =================================================================

                                                            DREYFUS SOCIALLY
                                                              RESPONSIBLE
                                                           GROWTH FUND, INC.
                                                    -------------------------------
                                                      SOCIALLY RESPONSIBLE GROWTH
                                                               SUBACCOUNT
                                                    -------------------------------
                                                        YEAR ENDED DECEMBER 31
                                                         2004             2003
                                                    -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          (47)  $          (26)
  Net realized gain (loss) on investments                      503             (167)
  Change in unrealized appreciation/depreciation
    of investments                                            (120)             957
                                                    -------------------------------
Net increase (decrease) in net assets from
    operations                                                 336              764

Contract transactions:
  Transfers of net premiums                                  4,345            2,938
  Transfers of surrenders and death benefits                  (622)               -
  Transfers of policy loans                                   (107)               -
  Transfers of cost of insurance and other charges          (1,282)          (1,002)
  Transfers between subaccounts, including
    Declared Interest Option account                          (262)             492
                                                    -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      2,072            2,428
                                                    -------------------------------
Total increase (decrease) in net assets                      2,408            3,192

Net assets at beginning of period                            4,772            1,580
                                                    -------------------------------
Net assets at end of period                         $        7,180   $        4,772
                                                    ===============================

                                                          EQUITRUST VARIABLE
                                                         INSURANCE SERIES FUND
                                                    -------------------------------
                                                          BLUE CHIP SUBACCOUNT
                                                    -------------------------------
                                                         YEAR ENDED DECEMBER 31
                                                          2004             2003
                                                    -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        1,091   $          846
  Net realized gain (loss) on investments                   (7,906)          (7,122)
  Change in unrealized appreciation/depreciation
    of investments                                          26,764           56,327
                                                    -------------------------------
Net increase (decrease) in net assets from
  operations                                                19,949           50,051

Contract transactions:
  Transfers of net premiums                                 84,611           69,422
  Transfers of surrenders and death benefits                (6,900)          (1,054)
  Transfers of policy loans                                 (1,553)               -
  Transfers of cost of insurance and other charges         (27,390)         (26,723)
  Transfers between subaccounts, including
    Declared Interest Option account                        47,619            7,364
                                                    -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     96,387           49,009
                                                    -------------------------------
Total increase (decrease) in net assets                    116,336           99,060

Net assets at beginning of period                          261,879          162,819
                                                    -------------------------------
Net assets at end of period                         $      378,215   $      261,879
                                                    ===============================

SEE ACCOMPANYING NOTES.

                                                                EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                    -----------------------------------------------------------------
                                                      HIGH GRADE BOND SUBACCOUNT            MANAGED SUBACCOUNT
                                                    -----------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                         2004             2003            2004             2003
                                                    -----------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        7,798   $        6,675   $          301   $          216
  Net realized gain (loss) on investments                    1,483              809              705               39
  Change in unrealized appreciation/depreciation
    of investments                                          (1,666)             528            3,760            4,212
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                 7,615            8,012            4,766            4,467

Contract transactions:
  Transfers of net premiums                                 56,075           57,574           26,252           15,035
  Transfers of surrenders and death benefits                (1,693)          (1,055)            (437)            (284)
  Transfers of policy loans                                 (1,356)               -                -                -
  Transfers of cost of insurance and other charges         (20,622)         (18,133)          (7,734)          (5,254)
  Transfers between subaccounts, including
    Declared Interest Option account                        11,690           54,109           16,932            4,209
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     44,094           92,495           35,013           13,706
                                                    -----------------------------------------------------------------
Total increase (decrease) in net assets                     51,709          100,507           39,779           18,173

Net assets at beginning of period                          220,226          119,719           32,129           13,956
                                                    -----------------------------------------------------------------
Net assets at end of period                         $      271,935   $      220,226   $       71,908   $       32,129
                                                    =================================================================

                                                     EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                    -------------------------------------------
                                                              MONEY MARKET SUBACCOUNT
                                                    -------------------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                            2004                   2003
                                                    -------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $                (26)  $                (62)
  Net realized gain (loss) on investments                              -                      -
  Change in unrealized appreciation/depreciation
    of investments                                                     -                      -
                                                    -------------------------------------------
Net increase (decrease) in net assets from
  operations                                                         (26)                   (62)

Contract transactions:
  Transfers of net premiums                                        4,224                 10,631
  Transfers of surrenders and death benefits                           -                      -
  Transfers of policy loans                                            -                      -
  Transfers of cost of insurance and other charges                (4,530)                (4,362)
  Transfers between subaccounts, including
    Declared Interest Option account                                (111)               (30,269)
                                                    -------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                             (417)               (24,000)
                                                    -------------------------------------------
Total increase (decrease) in net assets                             (443)               (24,062)

Net assets at beginning of period                                 17,308                 41,370
                                                    -------------------------------------------
Net assets at end of period                         $             16,865   $             17,308
                                                    ===========================================

                                                          EQUITRUST VARIABLE
                                                         INSURANCE SERIES FUND
                                                    -------------------------------
                                                      STRATEGIC YIELD SUBACCOUNT
                                                    -------------------------------
                                                         YEAR ENDED DECEMBER 31
                                                          2004             2003
                                                    -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        4,975   $        3,072
  Net realized gain (loss) on investments                      352             (120)
  Change in unrealized appreciation/depreciation
    of investments                                           2,740            2,503
                                                    -------------------------------
Net increase (decrease) in net assets from
  operations                                                 8,067            5,455

Contract transactions:
  Transfers of net premiums                                 32,215           21,560
  Transfers of surrenders and death benefits                     -             (527)
  Transfers of policy loans                                 (1,514)               -
  Transfers of cost of insurance and other charges         (10,079)          (6,103)
  Transfers between subaccounts, including
    Declared Interest Option account                        38,343            6,967
                                                    -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     58,965           21,897
                                                    -------------------------------
Total increase (decrease) in net assets                     67,032           27,352

Net assets at beginning of period                           67,014           39,662
                                                    -------------------------------
Net assets at end of period                         $      134,046   $       67,014
                                                    ===============================

SEE ACCOMPANYING NOTES.

                                                          EQUITRUST VARIABLE
                                                         INSURANCE SERIES FUND
                                                    -------------------------------
                                                        VALUE GROWTH SUBACCOUNT
                                                    -------------------------------
                                                        YEAR ENDED DECEMBER 31
                                                         2004            2003
                                                    -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          148   $          415
  Net realized gain (loss) on investments                    3,410              (71)
  Change in unrealized appreciation/depreciation
    of investments                                           8,778           22,938
                                                    -------------------------------
Net increase (decrease) in net assets from
  operations                                                12,336           23,282

Contract transactions:
  Transfers of net premiums                                 25,507           21,413
  Transfers of surrenders and death benefits                (3,470)          (7,513)
  Transfers of policy loans                                   (260)               -
  Transfers of cost of insurance and other charges          (7,520)          (7,883)
  Transfers between subaccounts, including
    Declared Interest Option account                        (5,660)          23,727
                                                    -------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      8,597           29,744
                                                    -------------------------------
Total increase (decrease) in net assets                     20,933           53,026

Net assets at beginning of period                          106,880           53,854
                                                    -------------------------------
Net assets at end of period                         $      127,813   $      106,880
                                                    ===============================

                                                               FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    -----------------------------------------------------------------
                                                         CONTRAFUND SUBACCOUNT               GROWTH SUBACCOUNT
                                                    -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                         2004             2003             2004             2003
                                                    -----------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (262)  $          (84)  $         (748)  $         (423)
  Net realized gain (loss) on investments                      973               16            1,041             (494)
  Change in unrealized appreciation/depreciation
    of investments                                           5,669            3,979            7,541           17,566
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                 6,380            3,911            7,834           16,649

Contract transactions:
  Transfers of net premiums                                 24,959           12,704           23,697           22,712
  Transfers of surrenders and death benefits                  (789)             (35)            (224)               -
  Transfers of policy loans                                      -                -                -                -
  Transfers of cost of insurance and other charges          (7,758)          (3,601)          (8,873)          (6,290)
  Transfers between subaccounts, including
    Declared Interest Option account                        12,998            7,061           45,434           35,641
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                     29,410           16,129           60,034           52,063
                                                    -----------------------------------------------------------------
Total increase (decrease) in net assets                     35,790           20,040           67,868           68,712

Net assets at beginning of period                           27,147            7,107           82,093           13,381
                                                    -----------------------------------------------------------------
Net assets at end of period                         $       62,937   $       27,147   $      149,961   $       82,093
                                                    =================================================================

                                                                 FIDELITY
                                                            VARIABLE INSURANCE
                                                               PRODUCTS FUNDS
                                                     --------------------------------
                                                          FIDELITY GROWTH & INCOME
                                                                 SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                           2004             2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          (95)   $          (14)
  Net realized gain (loss) on investments                     1,125              (541)
  Change in unrealized appreciation/depreciation
    of investments                                            2,259             7,396
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                  3,289             6,841

Contract transactions:
  Transfers of net premiums                                  27,459            23,479
  Transfers of surrenders and death benefits                   (259)             (377)
  Transfers of policy loans                                       -                 -
  Transfers of cost of insurance and other charges           (7,985)           (6,339)
  Transfers between subaccounts, including
    Declared Interest Option account                         (3,513)            3,146
                                                     --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      15,702            19,909
                                                     --------------------------------
Total increase (decrease) in net assets                      18,991            26,750

Net assets at beginning of period                            47,595            20,845
                                                     --------------------------------
Net assets at end of period                          $       66,586    $       47,595
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                     --------------------------------------------------------------------
                                                          HIGH INCOME SUBACCOUNT              INDEX 500 SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2004              2003              2004             2003
                                                     --------------------------------------------------------------------
Increase (decrease) in net assets from operations:   $          968    $          365    $          220    $          (63)
  Net investment income (loss)                                1,069               271             1,321              (778)
  Net realized gain (loss) on investments
  Change in unrealized appreciation/depreciation
    of investments                                            6,199             1,592             8,480            11,381
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                  8,236             2,228            10,021            10,540

Contract transactions:
  Transfers of net premiums                                  32,006             7,866            34,783            25,675
  Transfers of surrenders and death benefits                    (92)                -              (359)             (290)
  Transfers of policy loans                                       -                 -              (119)                -
  Transfers of cost of insurance and other charges           (9,204)           (2,594)          (12,272)           (7,746)
  Transfers between subaccounts, including
    Declared Interest Option account                         72,433             6,398            24,998            20,393
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      95,143            11,670            47,031            38,032
                                                     --------------------------------------------------------------------
Total increase (decrease) in net assets                     103,379            13,898            57,052            48,572

Net assets at beginning of period                            19,936             6,038            64,883            16,311
                                                     --------------------------------------------------------------------
Net assets at end of period                          $      123,315    $       19,936    $      121,935    $       64,883
                                                     ====================================================================

                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                     ------------------------------------------
                                                                 MID-CAP SUBACCOUNT
                                                     ------------------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                          2004                       2003
                                                     ------------------------------------------
Increase (decrease) in net assets from operations:   $         (808)             $         (348)
  Net investment income (loss)                                1,378                          55
  Net realized gain (loss) on investments
  Change in unrealized appreciation/depreciation
    of investments                                           20,669                      18,431
                                                     ------------------------------------------
Net increase (decrease) in net assets from
  operations                                                 21,239                      18,138

Contract transactions:
  Transfers of net premiums                                  26,130                      18,218
  Transfers of surrenders and death benefits                      -                         (35)
  Transfers of policy loans                                    (146)                          -
  Transfers of cost of insurance and other charges           (8,406)                     (5,499)
  Transfers between subaccounts, including
    Declared Interest Option account                          6,819                       6,424
                                                     ------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      24,397                      19,108
                                                     ------------------------------------------
Total increase (decrease) in net assets                      45,636                      37,246

Net assets at beginning of period                            72,871                      35,625
                                                     ------------------------------------------
Net assets at end of period                          $      118,507              $       72,871
                                                     ==========================================

                                                            FIDELITY VARIABLE
                                                                INSURANCE
                                                              PRODUCTS FUNDS
                                                     --------------------------------
                                                           OVERSEAS SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                           2004             2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          (21)   $          (28)
  Net realized gain (loss) on investments                     1,343              (268)
  Change in unrealized appreciation/depreciation
    of investments                                            2,501             3,934
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                  3,823             3,638

Contract transactions:
  Transfers of net premiums                                  14,572             8,245
  Transfers of surrenders and death benefits                   (477)             (334)
  Transfers of policy loans                                       -                 -
  Transfers of cost of insurance and other charges           (5,540)           (2,619)
  Transfers between subaccounts, including
    Declared Interest Option account                          6,988             1,519
                                                     --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      15,543             6,811
                                                     --------------------------------
Total increase (decrease) in net assets                      19,366            10,449

Net assets at beginning of period                            15,751             5,302
                                                     --------------------------------
Net assets at end of period                          $       35,117    $       15,751
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                     -----------------------------------------------------------------------
                                                           FRANKLIN REAL ESTATE                FRANKLIN SMALL CAP
                                                                SUBACCOUNT                          SUBACCOUNT
                                                     ----------------------------------------------------------------------
                                                                         PERIOD FROM
                                                                         MAY 1, 2003
                                                                       (DATE OPERATIONS
                                                                          COMMENCED)
                                                       YEAR ENDED          THROUGH
                                                       DECEMBER 31       DECEMBER 31,          YEAR ENDED DECEMBER 31
                                                          2004               2003               2004             2003
                                                     ----------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          252    $            (11)   $         (350)   $         (127)
  Net realized gain (loss) on investments                       735                  19               883               262
  Change in unrealized appreciation/depreciation
    of investments                                            7,515                 386             3,941             4,859
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                  8,502                 394             4,474             4,994

Contract transactions:
  Transfers of net premiums                                  13,648               2,259            13,907            11,487
  Transfers of surrenders and death benefits                   (444)                  -              (412)              (48)
  Transfers of policy loans                                       -                   -                 -                 -
  Transfers of cost of insurance and other charges           (5,261)               (449)           (4,326)           (2,346)
  Transfers between subaccounts, including
    Declared Interest Option account                         26,010               3,016            12,892             2,806
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      33,953               4,826            22,061            11,899
                                                     ----------------------------------------------------------------------
Total increase (decrease) in net assets                      42,455               5,220            26,535            16,893

Net assets at beginning of period                             5,220                   -            24,800             7,907
                                                     ----------------------------------------------------------------------
Net assets at end of period                          $       47,675    $          5,220    $       51,335    $       24,800
                                                     ======================================================================

                                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                     ----------------------------------------------------
                                                                  FRANKLIN SMALL CAP VALUE
                                                                    SECURITIES SUBACCOUNT
                                                     ----------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                                           2004                              2003
                                                     ----------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $            (418)                $             (233)
  Net realized gain (loss) on investments                        1,960                               (186)
  Change in unrealized appreciation/depreciation
    of investments                                              11,173                             13,127
                                                     ----------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                    12,715                             12,708

Contract transactions:
  Transfers of net premiums                                      9,194                              6,264
  Transfers of surrenders and death benefits                         -                                (90)
  Transfers of policy loans                                       (145)                                 -
  Transfers of cost of insurance and other charges              (3,779)                            (1,667)
  Transfers between subaccounts, including
    Declared Interest Option account                             1,380                             29,623
                                                     ----------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                          6,650                             34,130
                                                     ----------------------------------------------------
Total increase (decrease) in net assets                         19,365                             46,838

Net assets at beginning of period                               50,614                              3,776
                                                     ----------------------------------------------------
Net assets at end of period                          $          69,979                 $           50,614
                                                     ====================================================

                                                            FRANKLIN TEMPLETON
                                                            VARIABLE INSURANCE
                                                              PRODUCTS TRUST
                                                     --------------------------------
                                                         FRANKLIN U.S. GOVERNMENT
                                                                SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                           2004             2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        1,501    $          747
  Net realized gain (loss) on investments                      (168)              (14)
  Change in unrealized appreciation/depreciation
    of investments                                             (360)             (457)
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                    973               276

Contract transactions:
  Transfers of net premiums                                  19,567            11,034
  Transfers of surrenders and death benefits                   (363)                -
  Transfers of policy loans                                       -                 -
  Transfers of cost of insurance and other charges           (6,863)           (4,617)
  Transfers between subaccounts, including
    Declared Interest Option account                          5,013            12,686
                                                     --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      17,354            19,103
                                                     --------------------------------
Total increase (decrease) in net assets                      18,327            19,379

Net assets at beginning of period                            27,278             7,899
                                                     --------------------------------
Net assets at end of period                          $       45,605    $       27,278
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                         FRANKLIN TEMPLETON VARIABLE
                                                                          INSURANCE PRODUCTS TRUST
                                                     --------------------------------------------------------------------
                                                         MUTUAL SHARES SECURITIES           TEMPLETON GROWTH SECURITIES
                                                                SUBACCOUNT                           SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                          2004              2003             2004              2003
                                                     --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          (16)   $           27    $           60    $           96
  Net realized gain (loss) on investments                       138               (70)              186              (263)
  Change in unrealized appreciation/depreciation
    of investments                                            1,126             1,711             3,742             4,549
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                  1,248             1,668             3,988             4,382

Contract transactions:
  Transfers of net premiums                                   3,924             3,809            10,202             5,794
  Transfers of surrenders and death benefits                      -               (88)             (421)              (91)
  Transfers of policy loans                                       -                 -                 -                 -
  Transfers of cost of insurance and other charges           (1,049)           (1,212)           (3,151)           (2,116)
  Transfers between subaccounts, including
    Declared Interest Option account                            613            (2,192)            5,477               800
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                       3,488               317            12,107             4,387
                                                     --------------------------------------------------------------------
Total increase (decrease) in net assets                       4,736             1,985            16,095             8,769

Net assets at beginning of period                             8,274             6,289            20,270            11,501
                                                     --------------------------------------------------------------------
Net assets at end of period                          $       13,010    $        8,274    $       36,365    $       20,270
                                                     ====================================================================

                                                               J. P. MORGAN
                                                              SERIES TRUST II
                                                     --------------------------------
                                                          MID-CAP VALUE SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                           2004             2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (319)   $         (159)
  Net realized gain (loss) on investments                     3,145               145
  Change in unrealized appreciation/depreciation
    of investments                                            7,234             6,309
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                 10,060             6,295

Contract transactions:
  Transfers of net premiums                                  16,198             9,427
  Transfers of surrenders and death benefits                   (678)                -
  Transfers of policy loans                                       -                 -
  Transfers of cost of insurance and other charges           (6,415)           (3,827)
  Transfers between subaccounts, including
    Declared Interest Option account                          9,749            16,754
                                                     --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      18,854            22,354
                                                     --------------------------------
Total increase (decrease) in net assets                      28,914            28,649

Net assets at beginning of period                            36,514             7,865
                                                     --------------------------------
Net assets at end of period                          $       65,428    $       36,514
                                                     ================================

                                                               J. P. MORGAN
                                                              SERIES TRUST II
                                                     --------------------------------
                                                          SMALL COMPANY SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                           2004             2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (204)   $          (98)
  Net realized gain (loss) on investments                       623               (35)
  Change in unrealized appreciation/depreciation
    of investments                                            5,652             4,099
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                  6,071             3,966

Contract transactions:
  Transfers of net premiums                                   6,282             8,175
  Transfers of surrenders and death benefits                      -                 -
  Transfers of policy loans                                       -                 -
  Transfers of cost of insurance and other charges           (2,885)           (1,798)
  Transfers between subaccounts, including
    Declared Interest Option account                          2,928             1,500
                                                     --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                       6,325             7,877
                                                     --------------------------------
Total increase (decrease) in net assets                      12,396            11,843

Net assets at beginning of period                            17,927             6,084
                                                     --------------------------------
Net assets at end of period                          $       30,323    $       17,927
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     --------------------------------------------------------------------
                                                             NASDAQ 100 INDEX             RUSSELL 2000 SMALL CAP INDEX
                                                                SUBACCOUNT                         SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2004             2003              2004             2003
                                                     --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (642)   $         (244)   $         (337)   $         (120)
  Net realized gain (loss) on investments                     2,127              (363)            1,003              (227)
  Change in unrealized appreciation/depreciation
    of investments                                            8,880            10,984             8,829             7,845
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                 10,365            10,377             9,495             7,498

Contract transactions:
  Transfers of net premiums                                  50,246            22,818            25,921             4,705
  Transfers of surrenders and death benefits                    (93)                -              (222)                -
  Transfers of policy loans                                    (119)                -                 -                 -
  Transfers of cost of insurance and other charges           (9,252)           (5,272)           (2,696)           (1,455)
  Transfers between subaccounts, including
    Declared Interest Option account                          4,136             7,034             4,986            14,648
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      44,918            24,580            27,989            17,898
                                                     --------------------------------------------------------------------
Total increase (decrease) in net assets                      55,283            34,957            37,484            25,396

Net assets at beginning of period                            48,510            13,553            29,314             3,918
                                                     --------------------------------------------------------------------
Net assets at end of period                          $      103,793    $       48,510    $       66,798    $       29,314
                                                     ====================================================================

                                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     -------------------------------------------
                                                                S&P MIDCAP 400 INDEX
                                                                     SUBACCOUNT
                                                     -------------------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                             2004                   2003
                                                     -------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $               (190)   $               (46)
  Net realized gain (loss) on investments                             848                    (24)
  Change in unrealized appreciation/depreciation
    of investments                                                  3,669                  3,436
                                                     -------------------------------------------
Net increase (decrease) in net assets from
  operations                                                        4,327                  3,366

Contract transactions:
  Transfers of net premiums                                        13,683                  7,905
  Transfers of surrenders and death benefits                         (145)                     -
  Transfers of policy loans                                             -                      -
  Transfers of cost of insurance and other charges                 (3,814)                (1,805)
  Transfers between subaccounts, including
    Declared Interest Option account                                8,728                  1,650
                                                     -------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                            18,452                  7,750
                                                     -------------------------------------------
Total increase (decrease) in net assets                            22,779                 11,116

Net assets at beginning of period                                  15,782                  4,666
                                                     -------------------------------------------
Net assets at end of period                          $             38,561    $            15,782
                                                     ===========================================

                                                               T. ROWE PRICE
                                                            EQUITY SERIES, INC.
                                                     --------------------------------
                                                         EQUITY INCOME SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                         2004                2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        1,156    $        1,042
  Net realized gain (loss) on investments                     5,054              (666)
  Change in unrealized appreciation/depreciation
    of investments                                           16,141            28,572
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                 22,351            28,948

Contract transactions:
  Transfers of net premiums                                  34,966            33,974
  Transfers of surrenders and death benefits                 (3,673)             (993)
  Transfers of policy loans                                    (368)              (79)
  Transfers of cost of insurance and other charges          (13,609)          (12,943)
  Transfers between subaccounts, including
    Declared Interest Option account                           (737)           20,808
                                                     --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      16,579            40,767
                                                     --------------------------------
Total increase (decrease) in net assets                      38,930            69,715

Net assets at beginning of period                           150,008            80,293
                                                     --------------------------------
Net assets at end of period                          $      188,938    $      150,008
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                         T. ROWE PRICE EQUITY SERIES, INC.
                                                     --------------------------------------------------------------------
                                                                                              NEW AMERICA GROWTH
                                                         MID-CAP GROWTH SUBACCOUNT                 SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2004              2003              2004             2003
                                                     --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (2,145)   $       (1,531)   $         (917)   $         (670)
  Net realized gain (loss) on investments                     1,397            (1,083)           (3,774)           (6,145)
  Change in unrealized appreciation/depreciation
    of investments                                           40,215            60,489            15,352            29,444
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                 39,467            57,875            10,661            22,629

Contract transactions:
  Transfers of net premiums                                  43,408            39,174            35,351            23,298
  Transfers of surrenders and death benefits                 (3,790)           (1,765)           (2,665)             (244)
  Transfers of policy loans                                    (212)                -              (121)             (116)
  Transfers of cost of insurance and other charges          (16,218)          (15,495)          (13,496)          (10,301)
  Transfers between subaccounts, including
    Declared Interest Option account                         (1,502)           16,013             1,004             1,471
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      21,686            37,927            20,073            14,108
                                                     --------------------------------------------------------------------
Total increase (decrease) in net assets                      61,153            95,802            30,734            36,737

Net assets at beginning of period                           214,542           118,740            93,327            56,590
                                                     --------------------------------------------------------------------
Net assets at end of period                          $      275,695    $      214,542    $      124,061    $       93,327
                                                     ====================================================================

                                                     T. ROWE PRICE EQUITY SERIES, INC.
                                                     --------------------------------
                                                        PERSONAL STRATEGY BALANCED
                                                                SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2004              2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        2,906    $        1,941
  Net realized gain (loss) on investments                     4,817              (708)
  Change in unrealized appreciation/depreciation
    of investments                                           23,202            30,009
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                 30,925            31,242

Contract transactions:
  Transfers of net premiums                                  77,174            63,762
  Transfers of surrenders and death benefits                 (4,727)           (7,758)
  Transfers of policy loans                                    (984)              (83)
  Transfers of cost of insurance and other charges          (30,297)          (23,845)
  Transfers between subaccounts, including
    Declared Interest Option account                         57,309             6,980
                                                     --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      98,475            39,056
                                                     --------------------------------
Total increase (decrease) in net assets                     129,400            70,298

Net assets at beginning of period                           177,669           107,371
                                                     --------------------------------
Net assets at end of period                          $      307,069    $      177,669
                                                     ================================

                                                              T. ROWE PRICE
                                                        INTERNATIONAL SERIES, INC.
                                                     --------------------------------
                                                           INTERNATIONAL STOCK
                                                                SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                         2004               2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          194    $          189
  Net realized gain (loss) on investments                       322            (1,706)
  Change in unrealized appreciation/depreciation
    of investments                                            6,338            10,771
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                  6,854             9,254

Contract transactions:
  Transfers of net premiums                                  15,944            15,252
  Transfers of surrenders and death benefits                   (317)             (200)
  Transfers of policy loans                                    (999)                -
  Transfers of cost of insurance and other charges           (4,160)           (3,576)
  Transfers between subaccounts, including
    Declared Interest Option account                           (135)            1,074
                                                     --------------------------------
Net increase (decrease) in net assets from
  contract transactions                                      10,333            12,550
                                                     --------------------------------
Total increase (decrease) in net assets                      17,187            21,804

Net assets at beginning of period                            42,802            20,998
                                                     --------------------------------
Net assets at end of period                          $       59,989    $       42,802
                                                     ================================

SEE ACCOMPANYING NOTES.

                         EQUITRUST LIFE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

EquiTrust Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies issued by the Company.

At the direction of eligible policy owners, the Account invests in thirty-seven investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

SUBACCOUNT                                     INVESTS EXCLUSIVELY IN SHARES OF
--------------------------------------------------------------------------------
                                               American Century Variable Portfolios, Inc.:
   Ultra                                          VP Ultra(R)Fund
   Vista                                          VP Vista(SM) Fund

                                               Dreyfus Variable Investment Fund:
   Appreciation                                   VIF Appreciation Portfolio
   Developing Leaders                             VIF Developing Leaders Portfolio
   Disciplined Stock                              VIF Disciplined Stock Portfolio
   Dreyfus Growth & Income                        VIF Growth and Income Portfolio
   International Equity                           VIF International Equity Portfolio

   Socially Responsible Growth                 Dreyfus Socially Responsible Growth Fund, Inc.

                                               EquiTrust Variable Insurance Series Fund:
   Blue Chip                                      Blue Chip Portfolio
   High Grade Bond                                High Grade Bond Portfolio
   Managed                                        Managed Portfolio
   Money Market                                   Money Market Portfolio
   Strategic Yield                                Strategic Yield Portfolio
   Value Growth                                   Value Growth Portfolio

                                               Fidelity Variable Insurance Products Funds:
   Contrafund                                     VIP Contrafund(R) Portfolio-Initial Class
   Growth                                         VIP Growth Portfolio-Initial Class
   Fidelity Growth & Income                       VIP Growth & Income Portfolio-Initial Class
   High Income                                    VIP High Income Portfolio-Service Class 2

   SUBACCOUNT                                  INVESTS EXCLUSIVELY IN SHARES OF
   ---------------------------------------------------------------------------------------------------
                                               Fidelity Variable Insurance Products Funds (continued):
   Index 500                                      VIP Index 500 Portfolio-Initial Class
   Mid-Cap                                        VIP Mid Cap Portfolio-Service Class 2
   Overseas                                       VIP Overseas Portfolio-Initial Class

                                               Franklin Templeton Variable Insurance Products Trust:
   Franklin Real Estate (1)                       Franklin Real Estate Fund-Class 2
   Franklin Small Cap                             Franklin Small Cap Fund-Class 2
   Franklin Small Cap Value Securities            Franklin Small Cap Value Securities Fund-Class 2
   Franklin U.S. Government                       Franklin U.S. Government Fund-Class 2
   Mutual Shares Securities                       Mutual Shares Securities Fund-Class 2
   Templeton Growth Securities                    Templeton Growth Securities Fund-Class 2

                                               J.P. Morgan Series Trust II:
   Mid-Cap Value                                  J.P. Morgan Mid Cap Value Portfolio
   Small Company                                  J.P. Morgan Small Company Portfolio

                                               Summit Mutual Funds, Inc. - Pinnacle Series:
   NASDAQ 100 Index                               NASDAQ - 100 Index Portfolio
   Russell 2000 Small Cap Index                   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index                           S&P MidCap 400 Index Portfolio

                                               T. Rowe Price Equity Series, Inc.:
   Equity Income                                  Equity Income Portfolio
   Mid-Cap Growth                                 Mid-Cap Growth Portfolio
   New America Growth                             New America Growth Portfolio
   Personal Strategy Balanced                     Personal Strategy Balanced Portfolio

                                               T. Rowe Price International Series, Inc.:
   International Stock                            International Stock Portfolio

   (1) Commenced operations on May 1, 2003.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the life insurance policies is not chargeable with liabilities arising out of any other business the Company may conduct.

Eligible policy owners may also allocate funds to the Declared Interest Option
(DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each policy year.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts (differences in expense charges for the variable life insurance policies and last survivor variable life insurance policies are identified).

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of .90% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

PREMIUM EXPENSE CHARGE: Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined, and 2% for each premium over the target premium. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions.

COST OF INSURANCE AND POLICY CHARGES: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $5 and $10 for the variable life insurance policies and last survivor variable life insurance policies, respectively, is deducted monthly for the administration of policies and the Account. Last survivor variable life insurance policies apply an additional monthly charge of $.03 per $1,000 of Specified Amount for the administration of policies and the Account. During the first year, a monthly charge of $.05 and $.10 for the variable life insurance policies and last survivor variable life insurance policies, respectively, for every $1,000 of Specified Amount or increase in Specified Amount is deducted. An additional first-year monthly policy expense charge of $5 and $10 for the variable life insurance policies and last survivor variable life insurance policies, respectively, is deducted. First-year charges are for costs associated with underwriting and start-up expenses associated with the policy and the Account. The aggregate cost of insurance and policy charges can vary from month to month since the determination of both the insurance rate and the current net amount at risk depends on a number of variables as described in the Account's prospectus.

OTHER CHARGES: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2.0% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses in the first ten years of the policy or within ten years following an increase in minimum death benefit. This surrender charge is based on a number of variables as described in the Account's prospectus.

PAID TO AFFILIATES

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio's average daily net assets as follows: Blue Chip Portfolio - 0.20%, High Grade Bond Portfolio - 0.30%, Managed Portfolio - 0.45%, Money Market Portfolio - 0.25%, Strategic Yield Portfolio - 0.45%, and Value Growth Portfolio - 0.45%.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2004:

                                                            COST OF       PROCEEDS
SUBACCOUNT                                                 PURCHASES     FROM SALES
------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
 Ultra                                                   $     26,277   $      3,534
 Vista                                                         17,105          2,885

Dreyfus Variable Investment Fund:
 Appreciation                                                  67,233         47,191
 Developing Leaders                                            52,876         23,352
 Disciplined Stock                                             54,303         24,941
 Dreyfus Growth & Income                                       31,501          8,438
 International Equity                                          19,265          7,647

                                                                   COST OF       PROCEEDS
SUBACCOUNT                                                        PURCHASES     FROM SALES
-------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.:
 Socially Responsible Growth                                    $      4,424   $      2,399

EquiTrust Variable Insurance Series Fund:
 Blue Chip                                                           132,449         34,971
 High Grade Bond                                                     121,335         68,863
 Managed                                                              38,961          3,647
 Money Market                                                          4,118          4,561
 Strategic Yield                                                      75,778         11,838
 Value Growth                                                         29,230         20,485

Fidelity Variable Insurance Products Funds:
 Contrafund                                                           33,120          3,972
 Growth                                                               64,993          5,707
 Fidelity Growth & Income                                             27,025         11,418
 High Income                                                         104,563          8,452
 Index 500                                                            55,854          8,603
 Mid-Cap                                                              28,333          4,744
 Overseas                                                             19,662          4,140

Franklin Templeton Variable Insurance Products Trust:
 Franklin Real Estate                                                 37,601          3,359
 Franklin Small Cap                                                   24,571          2,860
 Franklin Small Cap Value Securities                                  12,499          6,267
 Franklin U.S. Government                                             23,842          4,987
 Mutual Shares Securities                                              4,227            755
 Templeton Growth Securities                                          14,926          2,759

J.P. Morgan Series Trust II:
 Mid-Cap Value                                                        27,607          8,834
 Small Company                                                         8,121          2,000

Summit Mutual Funds, Inc. Pinnacle Series:
 NASDAQ 100 Index                                                     50,667          6,391
 Russell 2000 Small Cap Index                                         30,408          2,756
 S&P MidCap 400 Index                                                 20,928          2,666

                                                                 COST OF        PROCEEDS
SUBACCOUNT                                                      PURCHASES      FROM SALES
-------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
 Equity Income                                                      36,262         14,614
 Mid-Cap Growth                                                     36,946         17,405
 New America Growth                                                 33,397         14,241
 Personal Strategy Balanced                                        123,054         20,486

T. Rowe Price International Series, Inc.
 International Stock                                                17,156          6,629

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the periods ended December 31, 2004 and 2003:

                                                                               PERIOD ENDED DECEMBER 31
                                                                   2004                                    2003
                                                  --------------------------------------   ------------------------------------
                                                                                 NET                                    NET
                                                                               INCREASE                               INCREASE
SUBACCOUNT                                          PURCHASED     REDEEMED    (DECREASE)    PURCHASED    REDEEMED    (DECREASE)
----------------------------------------------------------------------------------------   ------------------------------------
American Century Variable Portfolios, Inc.:
 Ultra                                                   2,678          316        2,362        1,938          668        1,270
 Vista                                                   1,411          218        1,193          914          224          690

Dreyfus Variable Investment Fund:
 Appreciation                                            5,570        4,003        1,567        6,650        1,686        4,964
 Developing Leaders                                      3,782        1,533        2,249        6,686        1,239        5,447
 Disciplined Stock                                       5,817        2,605        3,212        6,976        1,278        5,698
 Dreyfus Growth & Income                                 3,665          924        2,741        3,734          619        3,115
 International Equity                                    2,247          924        1,323        2,671          592        2,079

Dreyfus Socially Responsible Growth Fund, Inc.:
 Socially Responsible Growth                               506          268          238          461          138          323

                                                                               PERIOD ENDED DECEMBER 31
                                                                   2004                                    2003
                                                 ---------------------------------------   ------------------------------------
                                                                                 NET                                    NET
                                                                               INCREASE                               INCREASE
SUBACCOUNT                                          PURCHASED     REDEEMED    (DECREASE)    PURCHASED    REDEEMED    (DECREASE)
----------------------------------------------------------------------------------------   ------------------------------------
EquiTrust Variable Insurance Series Fund:
 Blue Chip                                              13,029        3,216        9,813        7,631        1,713        5,918
 High Grade Bond                                         8,235        5,009        3,226        7,695          535        7,160
 Managed                                                 3,124          260        2,864        1,626          375        1,251
 Money Market                                              370          409          (39)       1,218        3,434       (2,216)
 Strategic Yield                                         5,270          811        4,459        2,046          251        1,795
 Value Growth                                            1,941        1,327          614        4,237        1,631        2,606

Fidelity Variable Insurance Products Funds:
 Contrafund                                              2,647          293        2,354        1,744          213        1,531
 Growth                                                  7,303          501        6,802        7,116          293        6,823
 Fidelity Growth & Income                                2,625        1,053        1,572        2,675          499        2,176
 High Income                                             7,770          581        7,189        1,159          212          947
 Index 500                                               5,437          749        4,688        4,950          486        4,464
 Mid-Cap                                                 2,058          277        1,781        2,148          290        1,858
 Overseas                                                1,718          343        1,375        1,188          455          733

Franklin Templeton Variable Insurance Products
 Trust:
 Franklin Real Estate                                    2,964          238        2,726          481           26          455
 Franklin Small Cap Value                                2,414          244        2,170        1,771          364        1,407
 Franklin Small Cap Value Securities                       909          398          511        3,725          102        3,623
 Franklin U.S. Government                                2,007          423        1,584        2,167          391        1,776
 Mutual Shares Securities                                  362           58          304          423          380           43
 Templeton Growth Securities                             1,257          220        1,037          629          154          475

J.P. Morgan Series Trust II:
 Mid-Cap Value                                           1,891          549        1,342        2,161          195        1,966
 Small Company                                             688          146          542          979          119          860

                                                                               PERIOD ENDED DECEMBER 31
                                                                   2004                                    2003
                                                 ---------------------------------------   ------------------------------------
                                                                                 NET                                    NET
                                                                               INCREASE                               INCREASE
SUBACCOUNT                                          PURCHASED     REDEEMED    (DECREASE)    PURCHASED    REDEEMED    (DECREASE)
----------------------------------------------------------------------------------------   ------------------------------------
Summit Mutual Funds, Inc.-Pinnacle Series:
 NASDAQ 100 Index                                        5,770          635        5,135        3,805          660        3,145
 Russell 2000 Small Cap Index                            2,447          182        2,265        2,088          171        1,917
 S&P MidCap 400 Index                                    1,649          187        1,462        1,006          222          784

T. Rowe Price Equity Series, Inc.:
 Equity Income                                           2,288        1,011        1,277        4,513          479        4,034
 Mid-Cap Growth                                          2,308          964        1,344        4,321          933        3,388
 New America Growth                                      3,521        1,403        2,118        2,946        1,045        1,901
 Personal Strategy Balanced                              8,615        1,324        7,291        5,326        1,955        3,371

T. Rowe Price International Series, Inc.:
 International Stock                                     1,839          665        1,174        2,223          458        1,765

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2004, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

                                                                AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                     UNIT                     INCOME       EXPENSE      TOTAL
SUBACCOUNT                                              UNITS        VALUE     NET ASSETS    RATIO (1)    RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
 Ultra :
  2004                                                    5,359   $    10.71   $   57,398            -%        0.90%        9.73%
  2003                                                    2,997         9.76       29,270            -         0.90        23.70
  2002                                                    1,727         7.89       13,626         0.25         0.90       (23.40)
  2001 (4)                                                  980        10.30       10,090            -         0.90         3.00

                                                                AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                     UNIT                     INCOME       EXPENSE      TOTAL
SUBACCOUNT                                              UNITS        VALUE     NET ASSETS    RATIO (1)    RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
 (continued):
 Vista:
  2004                                                    2,272   $    13.40   $   30,432            -%        0.90%       14.63%
  2003                                                    1,079        11.69       12,608            -         0.90        41.01
  2002                                                      389         8.29        3,225            -         0.90       (20.44)
  2001 (4)                                                    9        10.42           94            -         0.90         4.20

Dreyfus Variable Investment Fund:
 Appreciation:
  2004                                                   27,838        11.51      320,514         1.70         0.90         4.07
  2003                                                   26,271        11.06      290,534         1.56         0.90        20.09
  2002                                                   21,307         9.21      196,222         1.22         0.90       (17.47)
  2001                                                   16,146        11.16      180,154         1.13         0.90       (10.07)
 Developing Leaders:
  2004                                                   17,563        14.81      260,094         0.21         0.90        10.36
  2003                                                   15,314        13.42      205,510         0.03         0.90        30.54
  2002                                                    9,867        10.28      101,450         0.05         0.90       (19.88)
  2001                                                    5,386        12.83       69,086         0.53         0.90        (6.96)
 Disciplined Stock:
  2004                                                   25,180         9.40      236,786         1.48         0.90         6.82
  2003                                                   21,968         8.80      193,234         0.98         0.90        22.56
  2002                                                   16,270         7.18      116,893         0.88         0.90       (23.37)
  2001                                                    9,682         9.37       90,703         0.67         0.90       (14.04)
 Dreyfus Growth & Income:
  2004                                                   10,670         8.85       94,458         1.32         0.90         6.50
  2003                                                    7,929         8.31       65,900         0.88         0.90        25.34
  2002                                                    4,814         6.63       31,895         0.70         0.90       (25.92)
  2001                                                    2,138         8.95       19,146         0.60         0.90        (6.77)
 International Equity:
  2004                                                    8,082         8.73       70,539         4.37         0.90        23.48
  2003                                                    6,759         7.07       47,779         5.25         0.90        41.68
  2002                                                    4,680         4.99       23,359         3.48         0.90       (16.69)
  2001                                                    2,686         5.99       16,092         1.39         0.90       (29.86)

                                                                AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                     UNIT                     INCOME       EXPENSE      TOTAL
SUBACCOUNT                                              UNITS        VALUE     NET ASSETS    RATIO (1)    RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.:
 Socially Responsible Growth:
  2004                                                      788   $     9.11   $    7,180         0.16%        0.90%        4.95%
  2003                                                      550         8.68        4,772            -         0.90        24.71
  2002                                                      277         6.96        1,580            -         0.90       (29.77)
  2001 (4)                                                    -         9.91            4            -         0.90        (0.90)

EquiTrust Variable Insurance Series Fund:
 Blue Chip:
  2004                                                   36,064        10.49      378,215         1.24         0.90         5.11
  2003                                                   26,251         9.98      261,879         1.29         0.90        24.59
  2002                                                   20,333         8.01      162,819         1.26         0.90       (19.74)
  2001                                                   13,859         9.98      138,380         1.15         0.90       (12.15)
 High Grade Bond:
  2004                                                   19,803        13.73      271,935         4.34         0.90         3.39
  2003                                                   16,577        13.28      220,226         4.51         0.90         4.48
  2002                                                    9,417        12.71      119,719         4.90         0.90         7.35
  2001                                                    6,668        11.84       78,933         5.71         0.90         8.13
 Managed:
  2004                                                    5,517        13.03       71,908         1.49         0.90         7.60
  2003                                                    2,653        12.11       32,129         1.96         0.90        21.59
  2002                                                    1,402         9.96       13,956         0.09         0.90        (2.54)
  2001 (4)                                                    9        10.22           92            -         0.90         2.20
 Money Market:
  2004                                                    1,566        10.77       16,865         0.74         0.90        (0.19)
  2003                                                    1,605        10.79       17,308         0.54         0.90        (0.37)
  2002                                                    3,821        10.83       41,370         1.13         0.90         0.28
  2001                                                    1,587        10.80       17,131         2.77         0.90         2.66
 Strategic Yield:
  2004                                                    9,689        13.83      134,046         5.95         0.90         7.96
  2003                                                    5,230        12.81       67,014         6.99         0.90        10.91
  2002                                                    3,435        11.55       39,662         7.10         0.90         4.52
  2001                                                    1,232        11.05       13,607         7.84         0.90         8.33
 Value Growth:
  2004                                                    8,116        15.75      127,813         1.02         0.90        10.53
  2003                                                    7,502        14.25      106,880         1.37         0.90        29.55
  2002                                                    4,896        11.00       53,854         0.80         0.90       (11.22)
  2001                                                    1,612        12.39       19,971         0.72         0.90         5.99

                                                                AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                     UNIT                     INCOME       EXPENSE      TOTAL
SUBACCOUNT                                              UNITS        VALUE     NET ASSETS    RATIO (1)    RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds:
 Contrafund:
  2004                                                    4,650   $    13.53   $   62,937         0.24%        0.90%       14.37%
  2003                                                    2,296        11.83       27,147         0.28         0.90        27.34
  2002                                                      765         9.29        7,107         0.17         0.90       (10.07)
  2001 (4)                                                   52        10.33          536            -         0.90         3.30
 Growth:
  2004                                                   15,490         9.68      149,961         0.20         0.90         2.43
  2003                                                    8,688         9.45       82,093         0.08         0.90        31.62
  2002                                                    1,865         7.18       13,381         0.03         0.90       (30.69)
  2001 (4)                                                   64        10.36          668            -         0.90         3.60
 Fidelity Growth & Income:
  2004                                                    6,275        10.61       66,586         0.74         0.90         4.84
  2003                                                    4,703        10.12       47,595         0.85         0.90        22.67
  2002                                                    2,527         8.25       20,845         0.96         0.90       (17.33)
  2001 (4)                                                1,057         9.98       10,554            -         0.90        (0.20)
 High Income:
  2004                                                    8,717        14.15      123,315         2.14         0.90         8.43
  2003                                                    1,528        13.05       19,936         4.37         0.90        25.60
  2002                                                      581        10.39        6,038         3.47         0.90         2.47
  2001 (4)                                                    3        10.14           28            -         0.90         1.40
 Index 500:
  2004                                                   11,252        10.84      121,935         1.12         0.90         9.72
  2003                                                    6,564         9.88       64,883         0.73         0.90        27.16
  2002                                                    2,100         7.77       16,311         0.53         0.90       (22.92)
  2001 (4)                                                  103        10.08        1,035            -         0.90         0.80
 Mid-Cap:
  2004                                                    7,411        15.99      118,507            -         0.90        23.57
  2003                                                    5,630        12.94       72,871         0.21         0.90        37.08
  2002                                                    3,772         9.44       35,625         0.63         0.90       (10.76)
  2001 (4)                                                1,932        10.59       20,468            -         0.90         5.90
 Overseas:
  2004                                                    2,779        12.64       35,117         0.81         0.90        12.66
  2003                                                    1,404        11.22       15,751         0.56         0.90        42.03
  2002                                                      671         7.90        5,302         0.08         0.90       (21.00)
  2001 (4)                                                   18        10.00          179            -         0.90        (0.04)

                                                                AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                     UNIT                     INCOME       EXPENSE      TOTAL
SUBACCOUNT                                              UNITS        VALUE     NET ASSETS    RATIO (1)    RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
 Franklin Real Estate:
  2004                                                    3,181   $    14.99   $   47,675         1.87%        0.90%       30.69%
  2003 (5)                                                  455        11.47        5,220            -         0.90        14.70
 Franklin Small Cap:
  2004                                                    4,654        11.03       51,335            -         0.90        10.52
  2003                                                    2,484         9.98       24,800            -         0.90        35.97
  2002                                                    1,077         7.34        7,907         0.09         0.90       (29.29)
  2001 (4)                                                   45        10.38          470            -         0.90         3.80
 Franklin Small Cap Value Securities:
  2004                                                    4,526        15.46       69,979         0.18         0.90        22.60
  2003                                                    4,015        12.61       50,614         0.23         0.90        30.94
  2002                                                      392         9.63        3,776         0.41         0.90       (10.00)
  2001 (4)                                                   56        10.70          597            -         0.90         7.00
 Franklin U.S. Government:
  2004                                                    4,097        11.13       45,605         5.01         0.90         2.58
  2003                                                    2,513        10.85       27,278         5.19         0.90         1.31
  2002                                                      737        10.71        7,899         4.10         0.90         8.73
  2001 (4)                                                  156         9.85        1,540            -         0.90        (1.50)
 Mutual Shares Securities:
  2004                                                    1,049        12.40       13,010         0.75         0.90        11.61
  2003                                                      745        11.11        8,274         1.27         0.90        24.13
  2002                                                      702         8.95        6,289         0.59         0.90       (12.51)
  2001 (4)                                                    3        10.23           29            -         0.90         2.30
 Templeton Growth Securities:
  2004                                                    2,888        12.59       36,365         1.14         0.90        14.98
  2003                                                    1,851        10.95       20,270         1.55         0.90        30.98
  2002                                                    1,376         8.36       11,501         2.16         0.90       (19.23)
  2001 (4)                                                  964        10.35        9,981            -         0.90         3.50

J.P. Morgan Series Trust II:
 Mid-Cap Value:
  2004                                                    4,061        16.11       65,428         0.27         0.90        19.96
  2003                                                    2,719        13.43       36,514         0.18         0.90        28.52
  2002                                                      753        10.45        7,865         0.03         0.90         0.19
  2001 (4)                                                   40        10.43          417            -         0.90         4.30

                                                                AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                     UNIT                     INCOME       EXPENSE      TOTAL
SUBACCOUNT                                              UNITS        VALUE     NET ASSETS    RATIO (1)    RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II (continued):
 Small Company:
  2004                                                    2,128   $    14.25   $   30,323            -%        0.90%       26.11%
  2003                                                    1,586        11.30       17,927            -         0.90        34.68
  2002                                                      726         8.39        6,084         0.04         0.90       (22.31)
  2001 (4)                                                    4        10.80           49            -         0.90         8.00

Summit Mutual Funds, Inc.-Pinnacle Series:
 NASDAQ 100 Index:
  2004                                                   10,479         9.90      103,793            -         0.90         9.03
  2003                                                    5,344         9.08       48,510            -         0.90        47.40
  2002                                                    2,199         6.16       13,553            -         0.90       (38.09)
  2001 (4)                                                   52         9.95          517            -         0.90        (0.50)
 Russell 2000 Small Cap Index:
  2004                                                    4,642        14.39       66,798         0.14         0.90        16.71
  2003                                                    2,377        12.33       29,314         0.20         0.90        44.89
  2002                                                      460         8.51        3,918         0.10         0.90       (21.78)
  2001 (4)                                                   30        10.88          323            -         0.90         8.80
 S&P MidCap 400 Index:
  2004                                                    2,757        13.99       38,561         0.17         0.90        14.77
  2003                                                    1,295        12.19       15,782         0.43         0.90        33.52
  2002                                                      511         9.13        4,666         0.30         0.90       (15.85)
  2001 (4)                                                   10        10.85          112            -         0.90         8.50

T. Rowe Price Equity Series, Inc.:
 Equity Income:
  2004                                                   13,347        14.16      188,938         1.60         0.90        13.92
  2003                                                   12,070        12.43      150,008         1.80         0.90        24.42
  2002                                                    8,036         9.99       80,293         1.73         0.90       (13.95)
  2001                                                    5,694        11.61       66,078         1.87         0.90         0.61
 Mid-Cap Growth:
  2004                                                   15,410        17.89      275,695            -         0.90        17.31
  2003                                                   14,066        15.25      214,542            -         0.90        37.14
  2002                                                   10,678        11.12      118,740            -         0.90       (21.96)
  2001                                                    8,298        14.25      118,227            -         0.90        (1.79)

                                                                AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                     UNIT                     INCOME       EXPENSE      TOTAL
SUBACCOUNT                                              UNITS        VALUE     NET ASSETS    RATIO (1)    RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
T.Rowe Price Equity Series, Inc. (continued):
 New America Growth:
  2004                                                   12,225   $    10.15   $  124,061         0.06%        0.90%        9.97%
  2003                                                   10,107         9.23       93,327            -         0.90        33.77
  2002                                                    8,206         6.90       56,590            -         0.90       (28.94)
  2001                                                    5,364         9.71       52,065            -         0.90       (12.60)
 Personal Strategy Balanced:
  2004                                                   20,646        14.87      307,069         2.16         0.90        11.80
  2003                                                   13,355        13.30      177,669         2.30         0.90        23.72
  2002                                                    9,984        10.75      107,371         2.68         0.90        (8.67)
  2001                                                    6,884        11.77       81,023         2.98         0.90        (3.29)

T. Rowe Price International Series, Inc.:
 International Stock:
  2004                                                    6,006         9.99       59,989         1.28         0.90        12.75
  2003                                                    4,832         8.86       42,802         1.52         0.90        29.34
  2002                                                    3,067         6.85       20,998         1.20         0.90       (19.03)
  2001                                                    2,030         8.46       17,165         2.28         0.90       (22.88)

(1) These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4)  Subaccount commenced operations on October 1, 2001.

(5)  Subaccount commenced operations on May 1, 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
EquiTrust Life Insurance Company

We have audited the accompanying balance sheets of EquiTrust Life Insurance Company as of December 31, 2004 and 2003, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of EquiTrust Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for guaranteed minimum death benefits and incremental death benefits on its variable annuities.

                                                    /s/ Ernst & Young LLP

Des Moines, Iowa
February 4, 2005

                        EQUITRUST LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                   DECEMBER 31,
                                                                         -------------------------------
                                                                             2004             2003
                                                                         --------------   --------------
ASSETS
Investments:
  Fixed maturities - available for sale, at market
    (amortized cost: 2004 - $2,425,371; 2003 - $1,879,776)               $    2,489,238   $    1,916,404
  Mortgage loans on real estate                                                 219,637          168,669
  Derivative instruments                                                         12,294                -
  Policy loans                                                                   21,234           21,746
  Short-term investments                                                         10,754            7,057
                                                                         --------------   --------------
Total investments                                                             2,753,157        2,113,876

Cash and cash equivalents                                                        13,960           70,234
Accrued investment income                                                        23,667           14,316
Reinsurance recoverable                                                          48,919           46,168
Deferred policy acquisition costs                                               251,474          216,948
Deferred sales inducements                                                       76,726           39,143
Property and equipment                                                              133                -
Deferred income taxes                                                             8,203            4,669
Goodwill                                                                          1,231            1,231
Other assets                                                                     13,948           11,547
Assets held in separate accounts                                                 75,848           62,719
                                                                         --------------   --------------
    Total assets                                                         $    3,267,266   $    2,580,851
                                                                         ==============   ==============

                                                                                   DECEMBER 31,
                                                                         -------------------------------
                                                                             2004             2003
                                                                         --------------   --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy liabilities and accruals:
    Future policy benefits:
      Interest sensitive and index products                              $    2,878,256   $    2,223,225
      Traditional life insurance                                                 55,261           55,306
      Unearned revenue reserve                                                    1,767            1,651
    Other policy claims and benefits                                              8,150            7,930
                                                                         --------------   --------------
                                                                              2,943,434        2,288,112

  Other policyholders' funds:
    Supplementary contracts without life contingencies                            1,727            1,668
    Advance premiums and other deposits                                           9,619            9,558
    Accrued dividends                                                               625              633
                                                                         --------------   --------------
                                                                                 11,971           11,859

  Amounts payable to affiliates                                                      77            3,688
  Current income taxes                                                            5,765           17,380
  Other liabilities                                                              34,857           44,335
  Liabilities related to separate accounts                                       75,848           62,719
                                                                         --------------   --------------
      Total liabilities                                                       3,071,952        2,428,093

Stockholder's equity:
  Common stock, par value $1,500 per share -- authorized
    2,500 shares, issued and outstanding 2,000 shares                             3,000            3,000
  Additional paid-in capital                                                    128,817          108,817
  Accumulated other comprehensive income                                         23,787           13,895
  Retained earnings                                                              39,710           27,046
    Total stockholder's equity                                                  195,314          152,758
                                                                         --------------   --------------
      Total liabilities and stockholder's equity                         $    3,267,266   $    2,580,851
                                                                         ==============   ==============

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
Revenues:
  Interest sensitive and index product charges                           $      19,976    $      17,803    $      13,490
  Traditional life insurance premiums                                            4,741            4,932            4,996
  Net investment income                                                        141,561          120,329           78,427
  Derivative income (loss)                                                      15,312           17,779           (9,819)
  Realized gains (losses) on investments                                           734           (1,605)          (3,631)
  Other income                                                                       -              121              284
                                                                         -------------    -------------    -------------
    Total revenues                                                             182,324          159,359           83,747
Benefits and expenses:
  Interest sensitive and index product benefits                                112,408           99,732           52,568
  Traditional life insurance benefits                                            4,703            4,976            4,306
  Increase (decrease) in traditional life future policy benefits                  (110)            (675)              22
  Distributions to participating policyholders                                   1,231            1,220            1,229
  Underwriting, acquisition and insurance expenses                              44,360           32,054           13,737
  Other expenses                                                                   163                -                -
                                                                         -------------    -------------    -------------
    Total benefits and expenses                                                162,755          137,307           71,862
                                                                         -------------    -------------    -------------
                                                                                19,569           22,052           11,885
Income taxes                                                                    (6,905)          (7,622)          (4,058)
                                                                         -------------    -------------    -------------
Net income                                                               $      12,664    $      14,430    $       7,827
                                                                         =============    =============    =============

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                                 ACCUMULATED
                                                                  ADDITIONAL       OTHER                             TOTAL
                                                   COMMON          PAID-IN      COMPREHENSIVE      RETAINED      STOCKHOLDER'S
                                                    STOCK          CAPITAL      INCOME (LOSS)      EARNINGS         EQUITY
                                                -------------   -------------   -------------    -------------   -------------
Balance at January 1, 2002                      $       3,000   $      63,817   $       2,735    $       4,789   $      74,341
  Comprehensive income:
    Net income for 2002                                     -               -               -            7,827           7,827
    Change in net unrealized investment
      gains/losses                                          -               -          18,097                -          18,097
                                                                                                                 -------------
  Total comprehensive income                                                                                            25,924
  Capital contributions from parent                         -          25,000               -                -          25,000
                                                -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2002                            3,000          88,817          20,832           12,616         125,265
  Comprehensive income (loss):
    Net income for 2003                                     -               -               -           14,430          14,430
    Change in net unrealized investment
      gains/losses                                          -               -          (6,937)               -          (6,937)
                                                                                                                 -------------
  Total comprehensive income                                                                                             7,493
  Capital contributions from parent                         -          20,000               -                -          20,000
                                                -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2003                            3,000         108,817          13,895           27,046         152,758
  Comprehensive income:
    Net income for 2004                                     -               -               -           12,664          12,664
    Change in net unrealized investment
      gains/losses                                          -               -           9,892                -           9,892
                                                                                                                 -------------
  Total comprehensive income                                                                                            22,556
  Capital contributions from parent                         -          20,000               -                -          20,000
                                                -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2004                    $       3,000   $     128,817   $      23,787    $      39,710   $     195,314
                                                =============   =============   =============    =============   =============

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
OPERATING ACTIVITIES
Net income                                                               $      12,664    $      14,430    $       7,827
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Adjustments related to interest sensitive and index
    products:
    Interest credited to account balances, excluding
      deferred sales inducements                                                97,144           74,916           44,138
    Change in fair value of embedded derivatives                                 2,353           14,203            1,005
    Charges for mortality and administration                                   (19,214)         (17,164)         (13,247)
    Deferral of unearned revenues                                                  148              261              367
    Amortization of unearned revenue reserve                                       (32)            (205)             (16)
  Provision for amortization                                                   (13,990)         (22,674)          (9,469)
  Realized losses (gains) on investments                                          (734)           1,605            3,631
  Increase (decrease) in traditional life benefit accruals                        (110)            (447)              22
  Policy acquisition costs deferred                                            (69,355)         (67,911)        (102,760)
  Amortization of deferred policy acquisition costs                             27,385           22,627            6,660
  Amortization of deferred sales inducements                                     6,792            4,040            1,048
  Provision for deferred income taxes                                           (8,861)          (9,538)          (3,468)
  Other                                                                        (27,827)         (12,782)          20,851
                                                                         -------------    -------------    -------------
Net cash provided by (used in) operating activities                              6,363            1,361          (43,411)

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
  Fixed maturities - available for sale                                        533,812          665,599          109,265
  Equity securities - available for sale                                             -              386                -
  Mortgage loans on real estate                                                  7,394           10,850            4,824
  Policy loans                                                                   3,502            4,649            3,617
                                                                         -------------    -------------    -------------
                                                                               544,708          681,484          117,706

Acquisition of investments:
  Fixed maturities - available for sale                                     (1,075,467)      (1,127,312)        (976,015)
  Equity securities - available for sale                                             -                -             (386)
  Mortgage loans on real estate                                                (58,285)         (90,998)         (63,660)
  Derivative instruments                                                        (8,110)               -                -
  Policy loans                                                                  (2,990)          (3,031)          (3,439)
  Short-term investments - net                                                  (3,697)            (859)          (2,641)
                                                                         -------------    -------------    -------------
                                                                            (1,148,549)      (1,222,200)      (1,046,141)
Net purchases of property and equipment                                           (133)               -                -
                                                                         -------------    -------------    -------------
Net cash used in investing activities                                         (603,974)        (540,716)        (928,435)

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
FINANCING ACTIVITIES
Receipts from interest sensitive and index products
  credited to policyholder account balances                              $     700,659    $     686,469    $     871,891
Return of policyholder account balances on interest
  sensitive and index products                                                (174,322)        (126,775)         (65,185)
Capital contributions from parent                                               15,000           20,000           25,000
                                                                         -------------    -------------    -------------
Net cash provided by financing activities                                      541,337          579,694          831,706
                                                                         -------------    -------------    -------------
Increase (decrease) in cash and cash equivalents                               (56,274)          40,339         (140,140)
Cash and cash equivalents at beginning of year                                  70,234           29,895          170,035
                                                                         -------------    -------------    -------------
Cash and cash equivalents at end of year                                 $      13,960    $      70,234    $      29,895
                                                                         =============    =============    =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for income taxes during the year                               $      27,381    $       6,642    $       1,931
Non-cash operating activity - deferral of sales inducements                     48,950           19,763           19,079
Non-cash financing activity - fixed maturities contributed
  from parent                                                                    5,000                -                -

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

EquiTrust Life Insurance Company (we or the Company) operates in the life insurance industry. We market individual annuity products through independent agents and brokers and variable products through alliances with other insurance companies and a regional broker-dealer. These sales take place throughout the United States. In addition to writing direct insurance business, we assume through coinsurance agreements a percentage of certain annuities written by American Equity Investment Life Insurance Company (American Equity) prior to August 1, 2004 and a percentage of an in force block of business written by EMC National Life Company (EMCNL).

Prior to December 31, 2003, the Company was a wholly-owned subsidiary of Farm Bureau Life Insurance Company (Farm Bureau Life) which in turn, is wholly-owned by FBL Financial Group, Inc. At December 31, 2003, our stock was transferred by Farm Bureau Life to FBL Financial Group, Inc. through an "extraordinary" dividend totaling $152.8 million, which was approved by the Iowa Insurance Commissioner.

ACCOUNTING CHANGES

Effective January 1, 2004, we adopted Statement of Position (SOP) 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants. The SOP provides guidance on separate account presentation and valuation, the accounting for sales inducements (including premium bonuses and bonus interest) and the classification and valuation of long-duration contract liabilities. To comply with this SOP, we changed our method of computing reserves for guaranteed minimum death benefits (GMDB) and incremental death benefits (IDB) associated with our variable annuities and changed our presentation of deferred expenses relating to sales inducements.

Variable annuity and variable universal life contracts are the only contracts reported in our separate accounts. These contracts generally do not have any minimum guarantees other than minimum interest guarantees on funds deposited in our general account and GMDBs on our variable annuities. In addition, certain variable annuity contracts have an IDB rider that pays the contract holder a percentage of the gain on the contract. Information regarding our GMDBs and IDBs by type of guarantee and related separate account balance and net amount at risk (amount by which GMDB or IDB exceeds account value) is as follows:

                                                                DECEMBER 31, 2004               DECEMBER 31, 2003
                                                          -----------------------------   -----------------------------
                                                            SEPARATE                        SEPARATE
                                                             ACCOUNT      NET AMOUNT AT      ACCOUNT      NET AMOUNT AT
                   TYPE OF GUARANTEE                         BALANCE          RISK           BALANCE          RISK
-------------------------------------------------------   -------------   -------------   -------------   -------------
                                                                             (DOLLARS IN THOUSANDS)
Guaranteed minimum death benefit:
  Return of net deposits                                  $       2,791   $           -   $           -   $           -
  Return the greater of highest anniversary
    value or net deposits                                        93,296           1,081          59,313           2,416
  Return the greater of last anniversary
    value or net deposits                                        61,950             759          42,070           1,389
Incremental death benefit                                       228,563           3,825          52,611           1,267
                                                                          -------------                   -------------
  Total                                                                   $       5,665                   $       5,072
                                                                          =============                   =============

The separate account assets are principally comprised of stock and bond mutual funds. The reserve for GMDBs and IDBs, determined using scenario-based modeling techniques and industry mortality assumptions, totaled $0.1 million at December 31, 2004 and $0.2 million at December 31, 2003. The weighted average age of the contract holders with a GMDB or IDB rider was 56 years at December 31, 2004 and 55 years at December 31, 2003.

Incurred benefits for GMDBs and IDBs totaled less than $0.1 million for 2004, excluding the impact of the adoption of SOP 03-1 and less than $0.1 million for 2003 and 2002. Paid benefits for GMDBs and IDBs totaled less than $0.1 million for 2004, 2003 and 2002. The adoption of SOP 03-1 provisions relating to GMDBs and IDBs resulted in an increase to net income for 2004 totaling less than $0.1 million.

Certain annuity contracts contain either a premium bonus credited to the contract holder's account balance or a bonus interest crediting rate which applies to the first contract year only. These sales inducements are deferred and amortized over the expected life of the contracts based primarily on the emergence of gross profits. Sales inducements deferred totaled $49.0 million in 2004, $19.8 million in 2003 and $19.1 million in 2002 and amounts amortized totaled $6.8 million in 2004, $4.0 million in 2003 and $1.0 million in 2002. The unamortized sales inducement balance totaled $76.7 million at December 31, 2004 and $39.1 million at December 31, 2003. Beginning January 1, 2004, the deferred sales inducements are reported separately on the balance sheet and the amortization of deferred sales inducements is reported in interest sensitive and index product benefits on the statement of income. Amounts related to sales inducements in the 2003 and 2002 financial statements, previously reported with deferred policy acquisition costs, have been reclassified to conform to the 2004 financial statement presentation. The adoption of SOP 03-1 provisions relating to sales inducements had no impact on net income for 2004.

Effective July 1, 2003, we adopted Statement of Financial Accounting Standards (Statement) No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." Statement No. 149 codifies several Derivatives Implementation Group (DIG) issues, including DIG Issue C18, "Scope Exceptions:
Shortest Period Criterion for Applying the Regular-Way Security Trades Exception to When-Issued Securities or Other Securities That Do Not Yet Exist." DIG Issue C18 clarifies the applicability of Statement No. 133 to when-issued securities by holding that the regular-way security trade exception may not be applied to securities which are not settled within the shortest period possible for that security. If settlement does not occur within the shortest period possible, there is deemed to be a forward contract for the purchase of that security which is subject to fair value accounting under Statement No. 133. We occasionally purchase asset-backed securities and agree to settle at a future date, even though the same security or an essentially similar security could be settled at an earlier date. For these securities, any changes in the market value of the security from the trade date through the settlement date are recorded as derivative income (loss) rather than as a component of accumulated other comprehensive income (loss). The adoption of Statement No. 149 resulted in an increase to net income of less than $0.1 million for 2004 and $0.2 million for 2003.

Effective October 1, 2003, we adopted the DIG's Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance and Debt Instruments that Incorporate Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under those Instruments" (DIG
B36). DIG B36 addresses whether Statement No. 133 requires bifurcation of modified coinsurance arrangements and debt instruments into a debt host contract and an embedded derivative if the coinsurance agreement or debt instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor of that agreement or instrument. Under DIG B36, a modified coinsurance agreement where interest on funds withheld is determined by reference to a pool of fixed maturity assets is an example of an arrangement containing embedded derivatives requiring bifurcation. Embedded derivatives in these contracts are to be recorded at fair value at each balance sheet date and changes in the fair values of the derivatives are recorded as income or expense. This guidance applies to general account investments supporting our variable alliance business. The fair value of the embedded derivatives pertaining to funds withheld on variable business assumed by us totaled $0.7 million at December 31, 2004 and $0.5 million at December 31, 2003, and the fair value of the embedded derivatives pertaining to funds withheld on business ceded by us was less than $0.1 million at December 31, 2004 and December 31, 2003. The adoption of DIG B36 resulted in increases to net income of less than $0.1 million for 2004 and $0.2 million for 2003.

In March 2004, the Financial Accounting Standards Board (FASB) Emerging Issues Task Force (EITF) reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). EITF 03-1 provides guidance regarding the meaning of other-than-temporary impairment and its application to investments classified as either available-for-sale or held-to-maturity under FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and to equity securities accounted for under the cost method. Included in EITF 03-1 is guidance on how to account for impairments that are solely due to interest rate changes, including changes resulting from increases in sector credit spreads. This guidance was to become effective for reporting periods beginning after June
15, 2004. However, on September 30, 2004, the FASB issued a Staff Position that delays the effective date for the recognition and measurement guidance of EITF 03-1 until additional clarifying guidance is issued. The issuance of this guidance was delayed during the fourth quarter of 2004, with additional discussion of this issue by the FASB planned for 2005. We are not able to assess the impact of the adoption of EITF 03-1 until final guidance is issued.

INVESTMENTS

FIXED MATURITY SECURITIES

All of our fixed maturity securities, comprised of bonds and redeemable preferred stocks, are designated as "available for sale" and are reported at market value. Unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder's equity as a component of accumulated other comprehensive income or loss. Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative income (loss) in the statements of income. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs and deferred sales inducements that would have been required as a charge or credit to income had such amounts been realized. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities' expected lives.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan's effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

Our mortgage loan portfolio consists principally of commercial mortgage loans. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

DERIVATIVE INSTRUMENTS

Derivative instruments include call options used to fund index credits on index annuities sold through our independent distribution channel. We also have embedded derivatives associated with our index annuity business, certain modified coinsurance contracts and when-issued investment trading activity. All derivatives are recognized as either assets or liabilities in the balance sheets and measured at fair value.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change. See Note 1, "Significant Accounting Policies - Accounting Changes," and Note 3, "Derivative
Instruments," for more information regarding our derivative instruments and embedded derivatives.

OTHER INVESTMENTS

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value in the investment is reduced to its fair value and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments. Realized gains and losses on sales are determined on the basis of specific identification of investments. If we expect that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

MARKET VALUES

Market values of fixed maturity securities are reported based on quoted market prices, where available. Market values of fixed maturity securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bond yields. Market values of the conversion features embedded in convertible fixed maturity securities are estimated using an option-pricing model. Market values of redeemable preferred stocks and call options are based on the latest quoted market prices, or for those not readily marketable, generally at values which are representative of the market values of comparable issues. Market values for the embedded derivatives in our modified coinsurance contracts and relating to our when-issued securities trading are based on the difference between the fair value and the cost basis of the underlying investments. Market values for the embedded derivatives in our reinsurance recoverable relating to call options are based on quoted market prices.

CASH AND CASH EQUIVALENTS

For purposes of our statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

REINSURANCE RECOVERABLE

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers' share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

We assume, under a coinsurance agreement, certain fixed and index annuity contracts issued by American Equity (the coinsurance agreement). The call options used to fund the index credits on the index annuities are purchased by and maintained on the books of American Equity. We record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable on the balance sheets. See Note 3, "Derivative Instruments," for more information regarding these call options and see Note 5, "Reinsurance," for additional information regarding this reinsurance agreement.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred policy acquisition costs include certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Deferred sales inducements include premium bonuses and bonus interest credited to contracts during the first contract year only. For participating traditional life insurance, interest sensitive and index products, these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised.

GOODWILL

Goodwill represents the excess of the amount paid to acquire a company over the fair value of its net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We have performed impairment testing and determined none of our goodwill was impaired as of December 31, 2004 or December 31, 2003.

FUTURE POLICY BENEFITS

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive products. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

For our direct business, interest crediting rates for interest sensitive products ranged from 2.65% to 10.00% in 2004, from 3.00% to 5.50% in 2003 and from 4.00% to 5.75% in 2002. For interest sensitive products assumed through coinsurance agreements, interest crediting rates ranged from 3.00% to 11.50% in 2004, from 3.25% to 12.00% in 2003 and from 3.50% to 12.00% in 2002. A portion of the interest credited on our direct business and assumed through the coinsurance agreement ($49.0 million in 2004, $19.8 million in 2003 and $19.1 million in 2002) represents an additional interest credit on first-year premiums, payable at policy issue or until the first contract anniversary date (first-year bonus interest). These amounts are included as deferred sales inducements.

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Accrued dividends for participating business assumed from EMCNL are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of EMCNL's Board of Directors. Participating business accounted for less than 1.0% of direct receipts from policyholders during 2004, 2003 and 2002 and represented less than 1.0% of life insurance in force at December 31, 2004, 2003 and 2002.

The unearned revenue reserve reflects the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

GUARANTY FUND ASSESSMENTS

From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes.

We had undiscounted reserves of less than $0.1 million at December 31, 2004 and December 31, 2003 to cover estimated future assessments on known insolvencies. We had assets totaling $0.2 million at December 31, 2004 and $0.3 million at December 31, 2003 representing estimated premium tax offsets on paid and future assessments. Expenses incurred for guaranty fund assessments, net of related premium tax offsets, totaled less than $0.1 million in 2004, 2003 and 2002. It is anticipated that estimated future guaranty fund assessments on known insolvencies will be paid during 2005 and substantially all the related future premium tax offsets will be realized during the five year period ending December 31, 2009. We believe the reserve for guaranty fund assessments is sufficient to provide for future assessments based upon known insolvencies and projected premium levels.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in our accompanying balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of income.

GUARANTY

Farm Bureau Life has guaranteed that it will maintain a minimum statutory capitalization level for us, sufficient to maintain a favorable statutory risk based capital ratio.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based on the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest or index amounts credited to policyholder account balances (excluding sales inducements) and benefit claims incurred in excess of policyholder account balances during the period. Changes in the reserves for the embedded derivatives in the index annuities and amortization of deferred policy acquisition costs and deferred sales inducements are recognized as expense over the life of the policy.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

COMPREHENSIVE INCOME (LOSS)

Unrealized gains and losses on our available-for-sale securities are included in accumulated other comprehensive income in stockholder's equity. Other comprehensive income excludes net investment gains (losses) included in net income (loss) which represent transfers from unrealized to realized gains and losses. These amounts totaled $0.2 million in 2004, ($0.6) million in 2003 and ($2.1) million in 2002. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements and unearned revenue reserve totaling ($0.5) million in 2004, $1.0 million in 2003 and $1.6 million in 2002.

RECLASSIFICATIONS

Reclassifications relating to derivative instruments and deferred sales inducements have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducements, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

2.   INVESTMENT OPERATIONS

FIXED MATURITIES

The following tables contain amortized cost and estimated market value information on fixed maturity securities:

                                                                               GROSS           GROSS
                                                                             UNREALIZED      UNREALIZED      ESTIMATED
                                                          AMORTIZED COST       GAINS           LOSSES       MARKET VALUE
                                                          --------------   --------------  --------------  --------------
                                                                              (DOLLARS IN THOUSANDS)
DECEMBER 31, 2004
Bonds:
  United States Government and agencies                   $      312,661   $       1,117   $      (7,213)  $     306,565
  State, municipal and other governments                         126,177           5,984            (192)        131,969
  Public utilities                                                64,791           3,438            (321)         67,908
  Corporate securities                                           854,008          42,486          (2,004)        894,490
  Mortgage and asset-backed securities                         1,061,036          23,690          (3,168)      1,081,558
Redeemable preferred stocks                                        6,698              50               -           6,748
                                                          --------------   -------------   -------------   -------------
Total fixed maturities                                    $    2,425,371   $      76,765   $     (12,898)  $   2,489,238
                                                          ==============   =============   =============   =============
DECEMBER 31, 2003
Bonds:
  United States Government and agencies                   $      265,665   $       3,477   $      (8,489)  $     260,653
  State, municipal and other governments                          56,918           1,709            (362)         58,265
  Public utilities                                                56,403           2,744          (1,084)         58,063
  Corporate securities                                           333,533          25,211          (1,336)        357,408
  Mortgage and asset-backed securities                         1,167,257          22,703          (7,945)      1,182,015
                                                          --------------   -------------   -------------   -------------
Total fixed maturities                                    $    1,879,776   $      55,844   $     (19,216)  $   1,916,404
                                                          ==============   =============   =============   =============

Short-term investments have been excluded from the above schedule as amortized cost approximates market value for these securities.

The carrying value and estimated market value of our portfolio of fixed maturity securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            ESTIMATED
                                                                         AMORTIZED COST    MARKET VALUE
                                                                         --------------   --------------
                                                                             (DOLLARS IN THOUSANDS)
Due in one year or less                                                  $       10,643   $       10,832
Due after one year through five years                                           144,012          149,541
Due after five years through ten years                                          314,790          327,448
Due after ten years                                                             888,192          913,111
                                                                         --------------   --------------
                                                                              1,357,637        1,400,932
Mortgage and asset-backed securities                                          1,061,036        1,081,558
Redeemable preferred stocks                                                       6,698            6,748
                                                                         --------------   --------------
                                                                         $    2,425,371   $    2,489,238
                                                                         ==============   ==============

Net unrealized investment gains on fixed maturity securities classified as available for sale, recorded directly to stockholder's equity, were comprised of the following:

                                                                                   DECEMBER 31,
                                                                         -------------------------------
                                                                             2004             2003
                                                                         --------------   --------------
                                                                             (DOLLARS IN THOUSANDS)
Unrealized appreciation on fixed maturities - available for sale         $       63,867   $       36,628
Adjustment for assumed changes in amortization pattern of:
  Deferred policy acquisition costs                                             (21,009)         (13,565)
  Deferred sales inducements                                                     (6,262)          (1,686)
Provision for deferred income taxes                                             (12,809)          (7,482)
                                                                         --------------   --------------
Net unrealized investment gains                                          $       23,787   $       13,895
                                                                         ==============   ==============

The changes in net unrealized investment gains and losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs and deferred sales inducements totaling $17.3 million in 2004, ($19.9) million in 2003 and $38.8 million in 2002.

The following tables set forth the estimated market value and unrealized losses of securities in an unrealized loss position listed by the length of time the securities have been in an unrealized loss position:

DECEMBER 31, 2004

                                        LESS THAN ONE YEAR         ONE YEAR OR MORE               TOTAL
                                      ---------------------     ----------------------    ----------------------
                                      ESTIMATED                 ESTIMATED                 ESTIMATED
                                       MARKET     UNREALIZED     MARKET     UNREALIZED     MARKET     UNREALIZED
     DESCRIPTION OF SECURITIES          VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
-----------------------------------   ---------   ----------    ---------   ----------    ---------   ----------
                                                                (DOLLARS IN THOUSANDS)
United States Government and
  agencies                            $  76,207   $     (416)   $  98,206   $   (6,797)   $ 174,413   $   (7,213)
State, municipal and other
  governments                            20,847         (164)       4,972          (28)      25,819         (192)
Public utilities                          5,723          (95)       4,486         (226)      10,209         (321)
Corporate securities                    141,518       (1,858)       6,761         (146)     148,279       (2,004)
Mortgage and asset-backed
  securities                             63,770         (722)      78,076       (2,446)     141,846       (3,168)
                                      ---------   ----------    ---------   ----------    ---------   ----------
Total fixed maturities                $ 308,065   $   (3,255)   $ 192,501   $   (9,643)   $ 500,566   $  (12,898)
                                      =========   ==========    =========   ==========    =========   ==========

DECEMBER 31, 2003

                                        LESS THAN ONE YEAR         ONE YEAR OR MORE               TOTAL
                                      ---------------------     ----------------------    ----------------------
                                      ESTIMATED                 ESTIMATED                 ESTIMATED
                                       MARKET     UNREALIZED     MARKET     UNREALIZED     MARKET     UNREALIZED
     DESCRIPTION OF SECURITIES          VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
-----------------------------------   ---------   ----------    ---------   ----------    ---------   ----------
                                                                (DOLLARS IN THOUSANDS)
United States Government and
  agencies                            $ 104,990   $   (8,489)   $       -   $        -    $ 104,990   $   (8,489)
State, municipal and other
  governments                            17,961         (362)           -            -       17,961         (362)
Public utilities                         13,644       (1,059)         397          (25)      14,041       (1,084)
Corporate securities                     31,721         (728)      11,039         (608)      42,760       (1,336)
Mortgage and asset-backed
  securities                            309,430       (7,945)           -            -      309,430       (7,945)
                                      ---------   ----------    ---------   ----------    ---------   ----------
Total fixed maturities                $ 477,746   $  (18,583)   $  11,436   $     (633)   $ 489,182   $  (19,216)
                                      =========   ==========    =========   ==========    =========   ==========

Included in the above table are 115 securities from 89 issuers at December 31, 2004 and 77 securities from 48 issuers at December 31, 2003. Approximately 97.8% at December 31, 2004 and 97.2% at December 31, 2003 of the unrealized losses on fixed maturity securities are on securities that are rated investment grade. Investment grade securities are defined as those securities rated a "1" or "2" by the Securities Valuation Office of the National Association of Insurance Commissioners. Unrealized losses on investment grade securities principally relate to changes in market interest rates or changes in credit spreads since the securities were acquired. Approximately 2.2% at December 31, 2004 and 2.8% at December 31, 2003 of the unrealized losses on fixed maturity securities are on securities that are rated below investment grade. We monitor the financial condition and operations of the issuers of securities rated below investment grade and of the issuers of certain investment grade securities on which we have concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, we review factors such as:

   -  historical operating trends;
   -  business prospects;
   -  status of the industry in which the company operates;
   -  analyst ratings on the issuer and sector;
   -  quality of management;
   -  size of the unrealized loss;
   -  length of time the security has been in an unrealized loss position; and
   -  our intent and ability to hold the security.

We believe the issuers of the securities in an unrealized loss position will continue to make payments as scheduled, and we have the ability and intent to hold these securities until they recover in value or mature.

NET INVESTMENT INCOME

Components of net investment income are as follows:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
Fixed maturity securities - available for sale                           $     128,852    $     111,124    $      72,308
Equity securities - available for sale                                               -                6                3
Mortgage loans on real estate                                                   12,960            9,093            4,477
Policy loans                                                                     1,307            1,343            1,429
Short-term investments, cash and cash equivalents                                  584              774            1,339
Prepayment fee income and other                                                    410              507              818
                                                                         -------------    -------------    -------------
                                                                               144,113          122,847           80,374
Less investment expenses                                                        (2,552)          (2,518)          (1,947)
                                                                         -------------    -------------    -------------
Net investment income                                                    $     141,561    $     120,329    $      78,427
                                                                         =============    =============    =============

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized appreciation/depreciation on investments are summarized below:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
REALIZED
Fixed maturities - available for sale                                    $         737    $      (1,604)   $      (3,660)
Mortgage loans on real estate                                                        -                -               29
Short-term investments                                                              (3)              (1)               -
                                                                         -------------    -------------    -------------
Realized gains (losses) on investments                                   $         734    $      (1,605)   $      (3,631)
                                                                         =============    =============    =============

UNREALIZED
Change in unrealized appreciation/depreciation of fixed maturities-
  available for sale                                                     $      27,239    $     (26,824)   $      56,943
                                                                         =============    =============    =============

An analysis of sales, maturities and principal repayments of our fixed maturities is as follows:

                                                                           GROSS REALIZED   GROSS REALIZED
                                                          AMORTIZED COST       GAINS            LOSSES          PROCEEDS
                                                          --------------   --------------   --------------    -------------
                                                                                    (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2004
Scheduled principal repayments and calls
  - available for sale                                    $      486,786   $            -   $            -    $     486,786
Sales - available for sale                                        46,089            1,003              (66)          47,026
                                                          --------------   --------------   --------------    -------------
  Total                                                   $      532,875   $        1,003   $          (66)   $     533,812
                                                          ==============   ==============   ==============    =============

YEAR ENDED DECEMBER 31, 2003
Scheduled principal repayments and calls
  - available for sale                                    $      634,882   $            -   $            -    $     634,882
Sales - available for sale                                        31,317              281             (881)          30,717
                                                          --------------   --------------   --------------    -------------
  Total                                                   $      666,199   $          281   $         (881)   $     665,599
                                                          ==============   ==============   ==============    =============

YEAR ENDED DECEMBER 31, 2002
Scheduled principal repayments and calls
  - available for sale                                    $       61,514   $            -   $            -    $      61,514
Sales - available for sale                                        47,786              667             (702)          47,751
                                                          --------------   --------------   --------------    -------------
  Total                                                   $      109,300   $          667   $         (702)   $     109,265
                                                          ==============   ==============   ==============    =============

Realized losses on fixed maturities totaling $0.2 million in 2004, $1.0 million in 2003 and $3.6 million in 2002 were incurred as a result of writedowns for other than temporary impairment of fixed maturity securities.

Income taxes (credits) include a provision of $0.3 million in 2004, ($0.6) million in 2003 and ($1.3) million in 2002 for the tax effect of realized gains and losses.

OTHER

At December 31, 2004, affidavits of deposits covering investments with a carrying value totaling $2,682.5 million were on deposit with state agencies to meet regulatory requirements.

At December 31, 2004, we had committed to provide additional funding for mortgage loans on real estate aggregating $16.3 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.

No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder's equity at December 31, 2004.

During 2004, our parent contributed fixed maturity securities to us with a book value and market value totaling $5.0 million. This capital contribution was recorded at market value and the securities were subsequently classified as available for sale.

3.   DERIVATIVE INSTRUMENTS

We assume index annuity business under the coinsurance agreement and began writing index annuities directly during 2004. Index annuities guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. A portion of the premium received is invested in investment grade fixed income securities and is intended to cover the minimum guaranteed value due to the contract holder at the end of the contract term. A portion of the premium received from the contract holder is used to purchase derivatives consisting of one-year call options on the applicable market indices to fund the index credits due to the index annuity contract holders. On the respective anniversary dates of the index annuity contracts, the market index used to compute the annual index credits is reset and new one-year call options are purchased to fund the next annual index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement No. 133, "Accounting for

Derivative Instruments and Hedging Activities." Therefore, the change in fair value of the options is recognized in earnings in the period of change. The cost of the options can be managed through the terms of the index annuities, which permit changes to participation rates, asset fees and/or caps, subject to guaranteed minimums.

At December 31, 2004, we held call options relating to our direct business with a fair value of $12.3 million. Our share of call options assumed under the coinsurance agreement, which is recorded as a component of reinsurance recoverable as embedded derivatives, totaled $35.8 million at December 31, 2004 and $30.6 million at December 31, 2003. Derivative income (loss) includes $15.2 million for 2004, $16.8 million for 2003 and ($9.8) million for 2002 relating to call option proceeds and changes in fair value.

The reserve for index annuity contracts includes a series of embedded derivatives that represent the contract holder's right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next contract anniversary date. The change in the value of this embedded derivative is included in interest sensitive and index product benefits in the statements of income and totaled $2.4 million for 2004, $14.2 million for 2003 and $1.0 million for 2002.

4.   FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent our underlying value.

We used the following methods and assumptions in estimating the fair value of our financial instruments.

FIXED MATURITY SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bond yields. Fair values for fixed maturity securities include the embedded derivatives relating to our when-issued securities trading. Fair value for these embedded derivatives is equal to the difference between the fair value of the underlying fixed maturity securities and the original cost.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

DERIVATIVE INSTRUMENTS: Fair values for call options are based on quoted market prices.

POLICY LOANS: Fair values are estimated by discounting expected cash flows using a risk-free interest rate based on the U.S. Treasury curve.

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

REINSURANCE RECOVERABLE: Reinsurance recoverable relating to our portion of the call options used to fund index credits on the index annuities assumed from American Equity is reported at fair value. Fair value is determined using quoted market prices for the call options. Reinsurance recoverable also includes the embedded derivatives in our modified coinsurance contracts under which we assume business. Market values for these embedded derivatives are based on the difference between the fair value and the cost basis of the underlying investments. We are not required to estimate fair value for the remainder of the reinsurance recoverable balance.

ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in our balance sheets.

FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' FUNDS: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities and supplementary contracts) are estimated at cash surrender value, the cost we would incur to extinguish the liability. We are not required to estimate the fair value of our liabilities under other insurance contracts.

OTHER LIABILITIES: Market values for embedded derivatives in our modified coinsurance contracts under which we cede business are based on the difference between the fair value and the cost basis of the underlying investments. We are not required to estimate fair value for the remainder of the other liabilities balance.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The following sets forth a comparison of the fair values and carrying values of our financial instruments subject to the provisions of Statement No. 107:

                                                                                    DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                                       2004                              2003
                                                          -------------------------------   -------------------------------
                                                          CARRYING VALUE     FAIR VALUE     CARRYING VALUE     FAIR VALUE
                                                          --------------   --------------   --------------   --------------
                                                                               (DOLLARS IN THOUSANDS)
ASSETS
Fixed maturities - available for sale                     $    2,489,238   $    2,489,238   $    1,916,404   $    1,916,404
Mortgage loans on real estate                                    219,637          224,249          168,669          170,862
Derivative instruments                                            12,294           12,294                -                -
Policy loans                                                      21,234           23,435           21,746           24,825
Cash and short-term investments                                   24,714           24,714           77,291           77,291
Reinsurance recoverable                                           36,431           36,431           31,109           31,109
Assets held in separate accounts                                  75,848           75,848           62,719           62,719

LIABILITIES
Future policy benefits                                    $    2,717,268   $    2,321,058   $    2,060,254   $    1,759,531
Other policyholders' funds                                        11,316           11,316           11,195           11,195
Other liabilities                                                     81               81               29               29
Liabilities related to separate accounts                          75,848           70,969           62,719           57,788

5.   REINSURANCE

In the normal course of business, we seek to limit our exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $0.1 million of coverage per individual life. Amounts in excess of $0.1 million are ceded to Farm Bureau Life, an affiliate. We do not use financial or surplus relief reinsurance. Life insurance in force ceded totaled $365.2 million (63.0% of direct life insurance in force) at December 31, 2004 and $342.3 million (60.3% of direct life insurance in force) at December 31, 2003.

In addition to the cession of risks described above, we also have reinsurance agreements with variable alliance partners to cede a specified percentage of risks associated with variable universal life and variable annuity contracts. Under these agreements, we pay the alliance partners their reinsurance percentage of charges and deductions collected on the reinsured polices. The alliance partners in return pay us their reinsurance percentage of benefits in excess of related account balances. In addition, the alliance partners pay us an expense allowance for certain new business, development and maintenance costs on the reinsured contracts.

Certain business has been reinsured to Clarica Life Insurance Company U.S. (Clarica Life-U.S.) under an assumption reinsurance agreement. Under the agreement, Clarica Life-U.S. agreed to use its best efforts to secure appropriate policyholder and regulatory approvals to effectuate the transfer of risk from us to Clarica Life-U.S. State rules and regulations require different levels of approval with respect to such transfers. To date, we have not received appropriate policyholder and/or regulatory approval to novate all the risk under assumption reinsurance. As a result, this business has been treated as being reinsured under indemnity reinsurance arrangements for the fiscal years ended December 31, 2004, 2003 and 2002.

In total, insurance premiums and product charges have been reduced by $1.5 million in 2004 and $1.3 million in 2003 and 2002 and insurance benefits have been reduced by $0.4 million in 2004, $0.8 million in 2003 and $0.6 million in 2002 as a result of cession agreements.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

We assume certain annuity business issued prior to August 1, 2004 through the coinsurance agreement with American Equity. Effective August 1, 2004, we announced the suspension of this agreement and, as a result of this suspension, no transfers of new business will occur unless we and American Equity agree to resume the coinsurance of new business. The business assumed by us prior to the suspension remains as part of our in force business. Premiums collected on this assumed business, not included in revenues in the statements of income, totaled $202.1 million in 2004, $649.5 million in 2003 and $837.9 million in 2002.

We assume certain traditional life, universal life and annuity business issued through December 31, 2002 from EMCNL. In addition, we also assume variable annuity business from four alliance partners through modified coinsurance arrangements. Variable life business is also assumed from two of these partners through similar modified coinsurance arrangements.

Life insurance in force assumed totaled $1,843.5 million (89.6% of total life insurance in force) at December 31, 2004, $1,977.1 million (89.8% of total life insurance in force) at December 31, 2003 and $1,999.2 million (90.4% of total life insurance in force) at December 31, 2002. In total, premiums and product charges assumed totaled $23.0 million in 2004, $21.1 million in 2003 and $17.4 million in 2002. Insurance benefits assumed totaled $11.1 million in 2004, $10.4 million in 2003 and $10.7 million in 2002.

6.   INCOME TAXES

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

Income tax expenses (credits) are included in the financial statements as follows:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
Taxes provided in statements of income:
  Current                                                                $      15,766    $      17,160    $       7,526
  Deferred                                                                      (8,861)          (9,538)          (3,468)
                                                                         -------------    -------------    -------------
                                                                                 6,905            7,622            4,058

Taxes provided in statement of changes in
  stockholder's equity - change in net unrealized
  investment gains/losses - deferred                                             5,327           (3,736)           9,745
                                                                         -------------    -------------    -------------
                                                                         $      12,232    $       3,886    $      13,803
                                                                         =============    =============    =============

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate as follows:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
Income before income taxes                                               $      19,569    $      22,052    $      11,885
                                                                         =============    =============    =============

Income tax at federal statutory rate (35%)                               $       6,849    $       7,718    $       4,160
Tax effect (decrease) of:
  Tax-exempt dividend income                                                      (114)             (82)             (69)
  State income taxes                                                               181                -                -
  Other items                                                                      (11)             (14)             (33)
                                                                         -------------    -------------    -------------
Income tax expense                                                       $       6,905    $       7,622    $       4,058
                                                                         =============    =============    =============

The tax effect of temporary differences giving rise to our deferred income tax assets and liabilities is as follows:

                                                                                   DECEMBER 31,
                                                                         -------------------------------
                                                                             2004             2003
                                                                         --------------   --------------
                                                                             (DOLLARS IN THOUSANDS)
Deferred income tax assets:
  Future policy benefits                                                 $      137,057   $       97,879
  Other                                                                             835            1,411
                                                                         --------------   --------------
                                                                                137,892           99,290

Deferred income tax liabilities:
  Fixed maturity securities                                                     (23,186)         (13,368)
  Deferred policy acquisition costs                                            (105,518)         (80,649)
  Other                                                                            (985)            (604)
                                                                         --------------   --------------
                                                                               (129,689)         (94,621)
                                                                         --------------   --------------
Deferred income tax asset                                                $        8,203   $        4,669
                                                                         ==============   ==============

7.   CREDIT ARRANGEMENTS

Farm Bureau Life and Farm Bureau Mutual Insurance Company, an affiliate, have extended lines of credit to us in the amount of $10.0 million. Any borrowings are due within 30 days and interest on these agreements is charged at a variable rate equal to the one month London Interbank Offered Rate (LIBOR). We do not have any outstanding borrowings on these lines of credit at December 31, 2004.

8.   RETIREMENT PLANS

We participate with several affiliates in various multiemployer defined benefit plans. These plans cover substantially all our employees and the employees of the other participating companies who have attained age 21 and one year of service. Benefits are based on years of service and the employee's compensation. One of these plans provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $0.6 million in 2004 and $0.1 million in 2003 and 2002.

We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. We contribute FBL Financial Group, Inc. stock in an amount equal to 100% of an employee's contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee's contributions between 2% and 4% of the annual salary contributed by the employee. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Expense related to the plan totaled $0.1 million in 2004 and less than $0.1 million in 2003 and 2002.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retired full-time employees who have worked ten years and attained age 55 while in service. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement benefit expense aggregated less than $0.1 million in 2004, 2003 and 2002.

9.   MANAGEMENT AND OTHER AGREEMENTS

We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF), the majority owner of FBL Financial Group, Inc., and its affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administration and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $1.5 million in 2004, $0.1 million in 2003 and $0.4 million in 2002 for these services.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $0.5 million in 2004, $0.1 million in 2003 and less than $0.1 million in 2002 under these agreements.

EquiTrust Investment Management Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $2.5 million in 2004, $1.6 million in 2003 and $1.1 million in 2002 relating to these services.

10.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2004, management is not aware of any claims for which a material loss is reasonably possible. Clarica Life -U.S., as part of the sale agreement for the Company, has assumed all accrued, absolute and contingent liabilities that may arise out of or related to, the business with us prior to December 30, 1997.

We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

On October 20, 2004, we issued a $10.0 million revolving demand note to Farm Bureau Life. Any borrowings are due within 30 days and interest on this agreement is charged at a variable rate equal to the one month LIBOR. There were no outstanding borrowings on this line of credit at December 31, 2004.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2004 is as follows: 2005 - $0.2 million; 2006 - $0.2 million; 2007 - $0.2 million; 2008 - $0.2 million; 2009 - $0.2 million and thereafter, through 2013 - $0.7 million. Rent expense for the lease totaled $0.4 million in 2004 and less than $0.1 million in 2003 and 2002. We also lease additional space under an operating lease which expires July 31, 2006. Our expected share of future remaining lease payments under this lease as of December 31, 2004, total $0.1 million in 2005 and less than $0.1 million in 2006. Rent expense for his lease totaled less than $0.1 million for 2004 and 2003.

11.  STATUTORY INFORMATION

Our financial statements included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale (carried at fair value) rather than generally being carried at amortized cost; (b) changes in the fair value of call options held directly by us are recorded as a component of derivative income rather than to surplus; (c) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (d) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (e) future policy benefit reserves for certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (f) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (g) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (h) certain deferred income tax assets, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (i) revenues for interest sensitive and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (j) pension income or expense is recognized for all employees in accordance with Statement No. 87, "Employers' Accounting for Pensions" rather than for vested employees only; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income, as determined in accordance with statutory accounting practices, was $22.9 million in 2004, $27.8 million in 2003 and $10.6 million in 2002. Our statutory net gain from operations, which excludes realized gains and losses, totaled $23.8 million in 2004, $33.1 million in 2003 and $12.1 million in 2002. Our total statutory capital and surplus was $165.8 million at December 31, 2004 and $124.0 million at December 31, 2003.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. In addition, under the Iowa Insurance Holding Company Act, we may not pay an "extraordinary" dividend without prior notice to and approval by the Iowa Insurance Commissioner. An "extraordinary" dividend is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of policyholders' surplus (total statutory capital stock and statutory surplus) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. During 2005, the maximum legally available for distribution that we could pay to our parent company without further regulatory approval is $23.8 million.

12.  SEGMENT INFORMATION

Management analyzes operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) traditional annuity -- independent distribution ("Independent Annuity Segment"), (2) traditional and universal life insurance and (3) variable. We also have corporate capital that is aggregated into a corporate and other segment. The Independent Annuity Segment was formerly called the "Traditional Annuity" segment.

The Independent Annuity Segment consists of fixed annuities, index annuities and supplementary contracts (some of which involve life contingencies) sold through our independent distribution or assumed through our coinsurance agreements with American Equity and EMCNL. Fixed and index annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. With index annuity products, we bear the underlying investment risk and credit interest in an amount equal to the greater of a guaranteed interest rate or a percentage of the gain in a specified market index.

The traditional and universal life insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The corporate and other segment consists primarily of investments and related investment income not specifically allocated to our product segments.

Financial information concerning our operating segments is as follows:

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         -----------------------------------------------
                                                                             2004             2003             2002
                                                                         -------------    -------------    -------------
                                                                                       (DOLLARS IN THOUSANDS)
Operating revenues:
  Traditional annuity - independent distribution                         $     147,466    $     126,498    $      53,039
  Traditional and universal life                                                30,380           30,734           30,849
  Variable                                                                       3,514            3,362            2,961
  Corporate and other                                                              230              370              529
                                                                         -------------    -------------    -------------
                                                                               181,590          160,964           87,378
Realized gains (losses) on investments (A)                                         734           (1,605)          (3,631)
                                                                         -------------    -------------    -------------
  Total revenues                                                         $     182,324    $     159,359    $      83,747
                                                                         =============    =============    =============

Net investment income:
  Traditional annuity - independent distribution                         $     124,712    $     103,594    $      61,795
  Traditional and universal life                                                15,653           15,930           15,999
  Variable                                                                         966              682              445
  Corporate and other                                                              230              123              188
                                                                         -------------    -------------    -------------
    Total net investment income                                          $     141,561    $     120,329    $      78,427
                                                                         =============    =============    =============

Amortization, including amortization/accretion of
  premium/discount on investments:
  Traditional annuity - independent distribution                         $     (12,601)   $     (19,717)   $      (7,579)
  Traditional and universal life                                                (1,296)          (2,792)          (1,805)
  Variable                                                                         (93)            (130)             (54)
  Corporate and other                                                                -              (35)             (31)
                                                                         -------------    -------------    -------------
    Total amortization                                                   $     (13,990)   $     (22,674)   $      (9,469)
                                                                         =============    =============    =============

Pre-tax operating income (loss):
  Traditional annuity - independent distribution                         $      13,453    $      18,824    $       7,163
  Traditional and universal life                                                 6,350            4,955            7,367
  Variable                                                                          58           (1,218)              36
  Corporate and other                                                             (661)             370              530
                                                                         -------------    -------------    -------------
                                                                                19,200           22,931           15,096
Income taxes on operating income                                                (6,776)          (7,930)          (5,182)
Realized gains (losses) on investments, net (A)                                    240             (571)          (2,087)
                                                                         -------------    -------------    -------------
  Net income                                                             $      12,664    $      14,430    $       7,827
                                                                         =============    =============    =============

Assets:
  Traditional annuity - independent distribution                         $   2,816,659    $   2,151,781    $   1,456,960
  Traditional and universal life                                               267,354          279,606          287,424
  Variable                                                                     105,586           92,766           71,930
  Corporate and other                                                           46,730           38,438           12,450
                                                                         -------------    -------------    -------------
                                                                             3,236,329        2,562,591        1,828,764
Unrealized gains on investments, net (A)                                        36,596           21,377           32,050
Other classification adjustments                                                (5,659)          (3,117)               -
                                                                         -------------    -------------    -------------
  Total assets                                                           $   3,267,266    $   2,580,851    $   1,860,814
                                                                         =============    =============    =============

(A) Amounts are net of adjustments, as applicable, to amortization of deferred policy acquisition costs, deferred sales inducements and income taxes attributable to gains and losses on investments.

We analyze our segment results based on pre-tax operating income.
Accordingly, income taxes are not allocated to the segments. In addition, operating results are analyzed net of any transactions between the segments. Operating income (loss) represents net income excluding the impact of realized gains and losses on investments. The impact of realized gains and losses on investments includes adjustments for income taxes and that portion of amortization of deferred policy acquisition costs and deferred sales inducements attributable to such gains or losses.

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $722.4 million in 2004, $689.2 million in 2003 and $875.8 million in 2002. For the Independent Annuity Segment, excluding reinsurance assumed, our annuity collected premiums in 2004 are concentrated in the following states: Florida (13%), California (11%) and Michigan (11%).

APPENDIX A

DEATH BENEFIT OPTIONS

   Appendix A shows examples illustrating the two death benefit options. The specified amount factor is 2.50 for a Joint Insureds' Joint Equal Attained Age 40 or below on the date of death. For Joint Insureds with a Joint Equal Attained Age over 40 on the date of death, the factor declines with age as shown in the following table.

   OPTION A EXAMPLE. For purposes of this example, assume that the Joint Insureds' Attained Age is between 0 and 40 and that there is no outstanding Policy Debt. Under Option A, a Policy with a Specified Amount of $50,000 will generally provide a death benefit of $50,000 plus Accumulated Value. Thus, for example, a Policy with an Accumulated Value of $5,000 will have a death benefit of $55,000 ($50,000 + $5,000); an Accumulated Value of $10,000 will provide a death benefit of $60,000 ($50,000 + $10,000). The death benefit, however, must be at least 2.50 multiplied by the Accumulated Value. As a result, if the Accumulated Value of the Policy exceeds $33,333, the death benefit will be greater than the Specified Amount plus Accumulated Value. Each additional dollar of Accumulated Value above $33,333 will increase the death benefit by $2.50. A Policy with a Specified Amount of $50,000 and an Accumulated Value of $40,000 will provide a death benefit of $100,000 ($40,000 x 2.50); an Accumulated Value of $60,000 will provide a death benefit of $150,000 ($60,000 x 2.50).

   Similarly, any time Accumulated Value exceeds $33,333, each dollar taken out of Accumulated Value will reduce the death benefit by $2.50. If, for example, the Accumulated Value is reduced from $40,000 to $35,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $100,000 to $87,500. If at any time, however, Accumulated Value multiplied by the specified amount factor is less than the Specified Amount plus the Accumulated Value, then the death benefit will be the current Specified Amount plus Accumulated Value of the Policy.

   The specified amount factor becomes lower as the Joint Insured's Joint Equal Attained Age increases. If the Joint Equal Attained Age of the Joint Insureds in the example above were, for example, 50 (rather than under 40), the specified amount factor would be 1.85. The amount of the death benefit would be the sum of the Accumulated Value plus $50,000 unless the Accumulated Value exceeded $58,824 (rather than $33,333), and each dollar then added to or taken from the Accumulated Value would change the death benefit by $1.85 (rather than $2.50).

   OPTION B EXAMPLE. For purposes of this example, assume that the Joint Insureds' Joint Equal Attained Age is between 0 and 40 and that there is no outstanding Policy Debt. Under Option B, a Policy with a $50,000 Specified Amount will generally pay $50,000 in death benefits. However, because the death benefit must be equal to or be greater than 2.50 multiplied by the Accumulated Value, any time the Accumulated Value of the Policy exceeds $20,000, the death benefit will exceed the $50,000 Specified Amount. Each additional dollar added to Accumulated Value above $20,000 will increase the death benefit by $2.50. A Policy with a $50,000 Specified Amount and an Accumulated Value of $30,000 will provide death proceeds of $75,000 ($30,000 x 2.50); an Accumulated Value of $40,000 will provide a death benefit of $100,000 ($40,000 x 2.50); an Accumulated Value of $50,000 will provide a death benefit of $125,000 ($50,000 x 2.50).

   Similarly, so long as Accumulated Value exceeds $20,000, each dollar taken out of Accumulated Value will reduce the death benefit by $2.50. If, for example, the Accumulated Value is reduced from $25,000 to $20,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $62,500 to $50,000. If at any time, however, the Accumulated Value multiplied by the specified amount factor is less than the Specified Amount, the death benefit will equal the current Specified Amount of the Policy.

   The specified amount factor becomes lower as the Joint Insureds' Joint Equal Attained Age increases. If the Joint Equal Attained Age of the Joint Insureds in the example above were, for example, 50 (rather than between 0 and 40), the specified amount factor would be 1.85. The death proceeds would not exceed the $50,000 Specified Amount unless the Accumulated Value exceeded approximately

   $27,028 (rather than $20,000), and each dollar then added to or taken from the Accumulated Value would change the life insurance proceeds by $1.85 (rather than $2.50).

                    JOINT EQUAL
                    ATTAINED AGE         SPECIFIED AMOUNT FACTOR
                    --------------------------------------------
                    40 or younger                 2.50
                    41                            2.43
                    42                            2.36
                    43                            2.29
                    44                            2.22
                    45                            2.15
                    46                            2.09
                    47                            2.03
                    48                            1.97
                    49                            1.91
                    50                            1.85
                    51                            1.78
                    52                            1.71
                    53                            1.64
                    54                            1.57
                    55                            1.50
                    56                            1.46
                    57                            1.42
                    58                            1.38
                    59                            1.34
                    60                            1.30
                    61                            1.28
                    62                            1.26
                    63                            1.24
                    64                            1.22
                    65                            1.20
                    66                            1.19
                    67                            1.18
                    68                            1.17
                    69                            1.16
                    70                            1.15
                    71                            1.13
                    72                            1.11
                    73                            1.09
                    74                            1.07
                    75 to 90                      1.05
                    91                            1.04
                    92                            1.03
                    93                            1.02
                    94 to 114                     1.01
                    115                           1.00

APPENDIX B

MAXIMUM SURRENDER CHARGES

   The chart below reflects the maximum surrender charge per $1,000 of Specified Amount for selected issue ages as policy years increase.

     NON-TOBACCO

                                   POLICY YEAR

     ISSUE
     AGE         1          2         3         4          5         6           7         8         9          10       11+
     -----       -----      -----     -----     -----      -----     ----       -----     -----     -----       ----     ----
     20          11.25      10.35      9.37      8.35       7.30      6.20       5.05      3.86      2.63       1.34     0.00
     30          13.67      12.61     11.42     10.18       8.89      7.55       6.15      4.71      3.20       1.63     0.00
     40          17.62      16.30     14.76     13.16      11.50      9.76       7.96      6.09      4.14       2.11     0.00
     50          24.28      22.58     20.45     18.23      15.92     13.52      11.03      8.43      5.73       2.92     0.00
     60          36.13      33.88     30.66     27.33      23.87     20.28      16.55     12.68      8.64       4.42     0.00
     70          54.10      51.00     46.06     41.01      35.84     30.54      25.07     19.37     13.36       6.95     0.00
     80          51.96      47.73     43.12     38.44      33.91     29.44      24.86     19.97     14.49       8.04     0.00

     TOBACCO

                                   POLICY YEAR

     ISSUE
     AGE         1          2         3         4          5         6          7         8          9          10       11+
     -----       -----      -----     -----     -----      -----     ----       -----     -----     -----       ----     ----
     20          12.10      11.14     10.09      8.99       7.86      6.67       5.44      4.16      2.83       1.44     0.00
     30          15.00      13.84     12.53     11.17       9.76      8.29       6.76      5.17      3.51       1.79     0.00
     40          19.74      18.29     16.56     14.76      12.90     10.95       8.93      6.83      4.64       2.37     0.00
     50          27.59      25.71     23.28     20.75      18.12     15.40      12.56      9.61      6.54       3.34     0.00
     60          41.03      38.50     34.83     31.04      27.12     23.06      18.85     14.47      9.89       5.08     0.00
     70          53.81      50.57     45.64     40.67      35.62     30.45      25.11     19.51     13.55       7.10     0.00
     80          51.77      47.50     42.93     38.42      34.07     29.74      25.27     20.42     14.91       8.31     0.00

     COMBINED

                                   POLICY YEAR

     ISSUE
     AGE         1          2         3         4          5         6          7         8          9          10       11+
     -----       -----      -----     -----     -----      -----     ----       -----     -----     -----       ----     ----
     20          11.61      10.69      9.68      8.63       7.53      6.40       5.22      3.99      2.71       1.38     0.00
     30          14.23      13.13     11.89     10.60       9.26      7.86       6.41      4.90      3.33       1.70     0.00
     40          18.52      17.14     15.52     13.84      12.09     10.26       8.37      6.40      4.35       2.22     0.00
     50          25.68      23.91     21.65     19.30      16.85     14.32      11.68      8.93      6.07       3.10     0.00
     60          38.26      35.88     32.47     28.94      25.28     21.49      17.55     13.45      9.17       4.70     0.00
     70          53.97      50.81     45.87     40.85      35.74     30.49      25.08     19.42     13.44       7.01     0.00
     80          51.87      47.62     43.02     38.42      33.98     29.58      25.05     20.18     14.69       8.16     0.00

                                     PART C

                                OTHER INFORMATION

ITEM 26. EXHIBITS


  (a) Certified Resolution of the Board of Directors of the Company establishing the Variable Account.(1)
  (b)      None.
  (c)(1)   Underwriting Agreement.(5)
     (2)   Form of Sales Agreement.(1)
     (3)   Form of Wholesaling Agreement.(1)
     (4)   Paying Agent Agreement(5)
  (d)(1)   Policy Form.(2)
     (2)   Last Survivor Universal Cost of Living Increase Rider.(8)
     (3)   Last Survivor Universal Term Life Insurance Rider.(8)
     (4)   Universal Death Benefit Guarantee Rider.(4)
     (5)   Estate Protector 4-year Non-Renewable Last Survivor Term Rider.(9)
  (e)(1)   Application Form.(1)
  (f)(1)   Certificate of Incorporation of the Company.(1)
     (2)   By-Laws of the Company.(1)
  (g)(1) Reinsurance Agreement between EquiTrust Life Insurance Company and Gerling Global Reinsurance Company.(7)
     (2) Reinsurance Agreement between EquiTrust Life Insurance Company and Business Men's Assurance Company of America.(7)
  (h)(1) Participation Agreement relating to Equitrust Variable Insurance Series Fund.(1)
     (2)   Participation Agreement relating to Dreyfus Funds.(1)
     (2)   (a) Amended Schedule to Participation Agreement.(9)
     (3) Participation Agreement relating to T. Rowe Price Equity Series, Inc. Fund and T. Rowe Price International Series, Inc.(1)
     (4)   Participation Agreement relating to American Century Funds.(9)
     (4)   (a) Amendment to Shareholder Services Agreement(9)
     (5) Participation Agreement relating to Fidelity Variable Insurance Products Fund.(6)
     (6)   Participation Agreement relating to Franklin Templeton Funds.(6)
     (6)   (a) Amendment to Participation Agreement.(9)
     (7)   Participation Agreement relating to JP Morgan Series Trust II.(6)
     (8)   Participation Agreement relating to Summit Pinnacle Series.(6)
  (i)      None.
  (j)      None.
  (k)      Opinion and Consent of Stephen M. Morain, Esquire.(9)
  (l) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(9)
  (m)      None.
  (n)(1)   Consent of Ernst & Young LLP.(9)
     (2)   Consent of Sutherland Asbill & Brennan LLP.(9)
  (o)      Financial Statement Schedules.(9)
           Schedule I--Summary of Investments
           Schedule III--Supplementary Insurance Information
           Schedule IV--Reinsurance

          All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

  (p)      None.
  (q) Memorandum describing the Company's issuance, transfer and redemption procedures for the Policy.(9)


----------
(1) Incorporated herein by reference to the Initial Filing of the Registration Statement on Form S-6 (File No. 333-62221) filed with the Securities and Exchange Commission on August 25, 1998.

(2) Incorporated herein by reference to the Initial Filing of this Registration Statement on Form S-6 (File No. 333-31482) filed with the Securities and Exchange Commission on March 1, 2000.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 of this Registration Statement on Form S-6 (File No. 333-31482) filed with the Securities and Exchange Commission on May 2, 2000.

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 of this Registration Statement on Form S-6 (File No. 333-31482) filed with the Securities and Exchange Commission on February 26, 2001.

(5) Incorporated herein by reference to the Post-Effective Amendment No. 2 of this Registration Statement on Form S-6 (File No. 333-31482) filed with the Securities and Exchange Commission on April 26, 2001.

(6) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 (File No. 333-45813) filed with the Securities and Exchange Commission on September 28, 2001.

(7) Incorporated herein by reference to Post-Effective Amendment No. 9 of the Registration Statement on Form N-6 (File No. 333-45813) filed with the Securities and Exchange Commission on April 29, 2003.

(8) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-31482) filed with the Securities and Exchange Commission on April 29, 2003.

(9)  Filed herein.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS
ADDRESS*                          POSITIONS AND OFFICES
------------------------------------------------------------------------------------------
Steve L. Baccus                   Director
Jerry L. Chicoine                 Director
Craig A. Lang                     President and Director
William J. Oddy                   Chief Executive Officer and Director
Jerry C. Downin                   Senior Vice President, Secretary-Treasurer and Director
Stephen M. Morain                 Senior Vice President and General Counsel
John M. Paule                     Executive Vice President, Chief Marketing Officer
James W. Noyce                    Chief Financial Officer and Chief Administrative Officer
James P. Brannen                  Vice President--Finance
Douglas W. Gumm                   Vice President--Information Technology
Barbara J. Moore                  Vice President
JoAnn Rumelhart                   Vice President
Lou Ann Sandburg                  Vice President--Investments and Assistant Treasurer
David T. Sebastian                Vice President

NAME AND PRINCIPAL BUSINESS
ADDRESS*                          POSITIONS AND OFFICES
------------------------------------------------------------------------------------------
Bruce A. Trost                    Vice President
Bob Gray                          Vice President--Agency Development and Training
Paul Grinvalds                    Vice President--Life Administration
David A. McNeill                  Vice President--Assistant General Counsel-Life
Dennis M. Marker                  Vice President--Investment Administration
Thomas L. May                     Vice President--Alliance Marketing
James M. Mincks                   Vice President--Human Resources
James A. Pugh                     Vice President--Assistant General Counsel
Roland Schobert                   Vice President--Agency
Don Seibel                        Vice President--Accounting
Scott Shuck                       Vice President--Marketing Services
Robert A. Simons                  Vice President--Assistant General Counsel-Securities
Jim Streck                        Vice President--Life Underwriting/Issue/Alliance
                                     Administration
Lynn E. Wilson                    Vice President--Life Sales
Christopher G. Daniels            Life Product Development and Pricing Vice President,
                                     Illustration Actuary
Laura Kellen Beebe                Securities Vice President
Charles T. Happel                 Securities Vice President
James E. McCarthy                 Trust Sales Vice President
Rosemary Parson                   Operations Vice President
Kip Peters                        Enterprise Information Protection Vice President
Robert J. Rummelhart              Investment Vice President
Jan Sewright                      Insurance Accounting Vice President
Douglas V. Shelton                Tax and Benefits Vice President
Roger PJ Soener                   Investment Vice President, Real Estate
Blake D. Weber                    Sales Services Vice President
Rod Bubke                         Life Financial Vice President and Appointed Actuary


     * The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Farm Bureau Life Insurance Company which is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the Prospectus and Statement of Additional Information included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                            FBL-FINANCIAL GROUP, INC.
                                 OWNERSHIP CHART


                                    01/01/05


                                                             |---------------|
                                                             | FBL Financial |
                                                             |  Group, Inc.  |
                                                             |   (an Iowa    |
                                                             |  corporation) |
                                                             |---------------|
                                                                     |
        -------------------------------------------------------------
        |                     |                   |             |
|-----------------|   |-----------------| |----------------| |----------------|
|   EquiTrust     |   |    Farm Bureau  | |                | |     FBL        |
| Life Insurance  |   |  Life Insurance | | FBL Financial  | |   Financial    |
|    Company      |   |      Company    | | Group Capital  | | Services, Inc. |
|   (an Iowa      |   |     (an Iowa    | |     Trust      | |   (an Iowa     |
|  corporation)   |   |   corporation)  | |(a wholly-owned | |  corporation)  |
| (a wholly-owned |   | (a wholly-owned | |  subsidiary)   | |(a wholly-owned |
|   subsidiary)   |   |    subsidiary)  | |                | |  subsidiary)   |
|-----------------|   |-----------------| |----------------| |----------------|
                              |                                 |
                      |-----------------|                       |
                      |       FBL       |                       |
                      |   Real Estate   |                       |
                      |  Ventures, Ltd. |                       |
                      |    (an Iowa     |                       |
                      |   corporation)  |                       |
                      | (a wholly-owned |                       |
                      |    subsidiary)  |                       |
                      |-----------------|                       |
                                                                |
                                       |-----------------------------------------------------------------------------
                                       |                   |               |                  |                     |
                               |-----------------| |----------------| |-----------------| |---------------| |---------------|
                               |                 | |   EquiTrust    | |    EquiTrust    | |  EquiTrust    | |               |
                               |      FBL        | |   Investment   | |    Marketing    | |  Assigned     | |   EquiTrust   |
                               |    Leasing      | |   Management   | |  Services, LLC  | |   Benefit     | |   Financial   |
                               |  Services, Inc. | | Services, Inc. | | (a Delaware     | |   Company     | |  Group, Inc.  |
                               |    (an Iowa     | |  (a Delaware   | |limited liability| |  (an Iowa     | |   (an Iowa    |
                               |  corporation)   | |  corporation)  | |    company)     | | corporation)  | | corporation)  |
                               | (a wholly-owned | | (a wholly-owned| |(a wholly-owned  | |(a wholly-owned| |(a wholly-owned|
                               |   subsidiary)   | |   subsidiary)  | |  subsidiary)    | |  subsidiary)  | |  subsidiary)  |
                               |-----------------| |----------------| |-----------------| |---------------| |---------------|
                                                            :
                                      ........................................
                                      :                     :                :
                               |-----------------| |----------------| |-----------------|
                               |   EquiTrust     | |   EquiTrust    | |   EquiTrust     |
                               |Series Fund, Inc.| |  Money Market  | |  Variable Ins   |
                               | (a Maryland     | |     Fund       | |  Series Fund    |
                               |  corporation)   | |  (a Maryland   | |(a Massachusetts |
                               |                 | |  corporation)  | | business trust) |
                               |-----------------| |----------------| |-----------------|

                                 ................   Management Agreement

ITEM 29. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITER

(a) EquiTrust Marketing Services, LLC is the registrant's principal underwriter and also serves as the principal underwriter to EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II and EquiTrust Life Variable Account II, and the separate accounts of Farm Bureau Life Insurance Company, an affiliate of the Company, including Farm Bureau Life Annuity Account and Farm Bureau Life Variable Account.

(b) Officers and Managers of EquiTrust Marketing Services, LLC


NAME AND PRINCIPAL BUSINESS
ADDRESS*                          POSITIONS AND OFFICES
------------------------------------------------------------------------------------------
David T. Sebastian                President and Manager
William J. Oddy                   Chief Executive Officer and Manager
James P. Brannen                  Chief Financial Officer and Manager
JoAnn Rumelhart                   Executive Vice President and Manager
Stephen M. Morain                 Senior Vice President, General Counsel and Manager
James W. Noyce                    Chief Administrative Officer, Treasurer and Manager
John M. Paule                     Chief Marketing Officer and Manager
Lou Ann Sandburg                  Vice President--Investments, Assistant Treasurer and
                                     Manager
Dennis M. Marker                  Chief Compliance Officer, Vice President--Investment
                                     Administration and Manager
Robert A. Simons                  Vice President--Assistant General Counsel--Securities
Kristi Rojohn                     Investment Compliance Vice President and Secretary
Kip Peters                        Enterprise Information Protection Vice President
Douglas V. Shelton                Tax and Benefits Vice President
Julie M. McGonegle                Investment Products Vice President
Deborah K. Peters                 Director of Broker/Dealer Compliance and Market Conduct
Rob Ruisch                        Mutual Fund Accounting Director
Barbara A. Bennett                Director, Treasury Services Administrator
Larry J. Patterson                Vice President
Thomas J. Faulconer               OSJ Principal (Indiana)


     * The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

NAME AND PRINCIPAL BUSINESS
ADDRESS*                          POSITIONS AND OFFICES
-------------------------------------------------------
Karen Garza                       Assistant Secretary
Rebecca Howe                      Assistant Secretary
Jennifer Morgan                   Assistant Secretary
Jodi Winslow                      Assistant Secretary


     * The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Compensation from the Registrant


                                                                       (3)
                  (1)                             (2)             COMPENSATION ON
                 NAME OF                   NET UNDERWRITING     EVENTS OCCASIONING        (4)             (5)
                PRINCIPAL                    DISCOUNTS AND      THE DEDUCTION OF A      BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS       DEFERRED SALES LOAD    COMMISSION      COMPENSATION
-------------------------------------------------------------------------------------------------------------------
EquiTrust Marketing Services, LLC            $   530,241              NA                   NA               NA


ITEM 31. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 32. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 33. FEE REPRESENTATION

The Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, EquiTrust Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, State of Iowa, on the 28th day of April, 2005.


                                    EQUITRUST LIFE VARIABLE ACCOUNT

                                    By:              /s/ CRAIG A. LANG
                                           -------------------------------------
                                                       Craig A. Lang
                                                         PRESIDENT
                                              EquiTrust Life Insurance Company

                                    EQUITRUST LIFE INSURANCE COMPANY

                                    By:              /s/ CRAIG A. LANG
                                           -------------------------------------
                                                       Craig A. Lang
                                                         PRESIDENT
                                              EquiTrust Life Insurance Company

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates set forth below.


           SIGNATURE                                 TITLE                        DATE
           ---------                                 -----                        ----
        /s/ CRAIG A. LANG             President and Director [Principal
--------------------------------        Executive Officer]                   April 28, 2005
          Craig A. Lang

       /s/ JERRY C. DOWNIN            Senior Vice President,
--------------------------------        Secretary and Director [Principal    April 28, 2005
         Jerry C. Downin                Financial Officer]

       /s/ JAMES W. NOYCE             Chief Financial Officer and Chief
--------------------------------        Administrative Officer [Principal    April 28, 2005
         James W. Noyce                 Accounting Officer]

                *
--------------------------------      Director                               April 28, 2005
         Steve L. Baccus

                *
--------------------------------      Director                               April 28, 2005
        Jerry L. Chicoine

                *
--------------------------------      Chief Executive Officer and Director   April 28, 2005
         William J. Oddy

*By:     /s/ STEPHEN M. MORAIN
--------------------------------
       Stephen M. Morain
        ATTORNEY-IN-FACT
  PURSUANT TO POWER OF ATTORNEY